UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/08

Date of reporting period:	07/31/08

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	July 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (4.4%)
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.40% (a), 9/10/47	$205	$194
Bear Stearns Commercial Mortgage Securities
Series 2007-PW16, Class A4
5.71%(a), 6/11/40	520	483
Series 2007-T28, Class A3
5.79%, 9/11/42	200	192
Chase Mortgage Finance Corp.
Series 2005-A1, Class M
5.31%(a), 12/25/35	312	204
Series 2005-A2, Class M
5.44%(a), 1/25/36	213	139
Series 2007-A1, Class 1B2
4.42%(a), 2/25/37(b)	98	51
Series 2007-A1, Class 1M
4.42%(a), 2/25/37	176	137
Series 2007-A1, Class 2B1
5.80%(a), 3/25/37(b)	144	83
Series 2007-A2, Class 1B1
4.53%(a), 7/25/37(b)	103	67
Series 2007-S1, Class AM
6.08%, 2/25/37	85	30
Series 2007-S1, Class B1
6.08%, 2/25/37	61	29
ChaseFlex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20	141	135
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, 8/15/38	390	367
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	165	177
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (a), 11/25/36	221	25
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.80% (a), 8/10/45	245	229
GSR Mortgage Loan Trust
Series 2006-6F, Class M1
6.29%(a), 7/25/36	289	203
Series 2006-8F, Class B1
6.45%(a), 9/25/36	245	136
JP Morgan Mortgage Trust
Series 2005-A1, Class IB1
4.91%(a), 2/25/35(c)	264	164
Series 2005-A2, Class B1
4.94%(a), 4/25/35	317	205
Series 2005-A3, Class 1B1
4.99%, 6/25/35	302	191
Series 2005-A4, Class B1
5.20%(a), 7/25/35	206	136
Series 2005-A6, Class 1B1
5.17%(a), 9/25/35	246	155
Series 2005-A8, Class B1
5.18%(a), 11/25/35(c)	341	224
Series 2006-A1, Class B1
5.40%(a), 2/25/36(c)	239	129
Series 2006-A2, Class IB1
5.68%(a), 4/25/36(c)	358	215
Series 2006-A5, Class B1
5.90%(a), 8/25/36	100	64
Series 2006-S4, Class B1
6.40%(a), 1/25/37	121	77
Series 2006-S4, Class B2
6.40%(a), 1/25/37	150	69
Series 2007-A1, Class B1
4.81%(a), 7/25/35	139	95

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Series 2007-A2, Class B2
5.84%(a), 4/25/37(b)	$149	$75
Series 2007-A2, Class B3
5.84%(a), 4/25/37(b)	100	37
Series 2007-A4, Class B1
5.75%(a), 6/25/37(b)	219	124
Series 2007-A4, Class B2
5.75%(a), 6/25/37(b)	100	47
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4, 5.20%, 11/15/30	270	256
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 4.68% (a), 8/25/34 (b)	91	33
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.49% (a), 4/25/34	133	90

Total Collateralized Mortgage Obligations (Cost $7,583)		5,267

Commercial Paper (4.1%)
Deutsche Bank Financial LLC, 2.23% (d), 8/1/08	4,828	4,828

Total Commercial Paper (Cost $4,828)		4,828

Common Stocks (63.1%)
Aluminum (1.0%)
Alcoa, Inc.	36,900	1,245

Automotive Parts (0.6%)
Eaton Corp.	10,798	767

Banks (3.4%)
Bank of America Corp.	30,400	1,000
JPMorgan Chase & Co.	61,530	2,500
Wells Fargo & Co. (e)	17,299	524
		4,024
Beverages (4.3%)
Coca-Cola Co.	33,700	1,736
Diageo PLC, ADR (e)	21,400	1,506
PepsiCo, Inc.	27,782	1,849
		5,091
Biotechnology (2.7%)
Amgen, Inc. (f)	19,400	1,215
Genentech, Inc. (f)	20,881	1,989
		3,204
Brokerage Services (2.1%)
Charles Schwab Corp.	107,544	2,462

Building Materials (0.5%)
USG Corp. (e)(f)	20,931	601

Chemicals (0.6%)
PPG Industries, Inc.	10,822	656

Computers & Peripherals (2.5%)
Apple Computer, Inc. (f)	3,100	493
EMC Corp. (f)	167,000	2,506
		2,999
Cosmetics & Toiletries (1.9%)
Estee Lauder Cos., Class A	19,990	881
Procter & Gamble Co.	20,688	1,355
		2,236
Electronics (1.2%)
General Electric Co.	51,200	1,448

See notes to schedules of investments.

Security Description	Shares	Value
Engineering (0.3%)
Foster Wheeler Ltd. (f)	7,367	$418

Financial Services (2.3%)
Citigroup, Inc.	66,500	1,243
Goldman Sachs Group, Inc.	8,100	1,491
		2,734
Home Builders (0.3%)
Toll Brothers, Inc. (e)(f)	15,886	319

Insurance (1.0%)
American International Group, Inc. (e)	44,497	1,159

Internet Business Services (0.6%)
Google, Inc., Class A (f)	1,500	711

Internet Service Provider (0.7%)
Yahoo!, Inc. (f)	42,047	836

Investment Companies (1.5%)
Invesco Ltd.	45,506	1,060
The Blackstone Group LP (e)	35,600	661
		1,721
Manufacturing-Diversified (1.4%)
Siemens AG, Sponsored ADR (e)	13,700	1,663

Manufacturing-Miscellaneous (1.2%)
3M Co.	19,500	1,373

Mining (2.8%)
Barrick Gold Corp. (e)	35,367	1,498
Newmont Mining Corp.	37,700	1,808
		3,306
Oil & Gas Exploration-Production & Services (2.1%)
Chesapeake Energy Corp. (e)	49,100	2,462

Oil Companies-Integrated (3.0%)
Exxon Mobil Corp.	29,000	2,333
Hess Corp.	11,500	1,166
		3,499
Oilfield Services & Equipment (6.3%)
BJ Services Co.	19,600	576
Halliburton Co.	62,600	2,806
National-Oilwell Varco, Inc. (f)	11,300	888
Schlumberger Ltd. (e)	31,534	3,204
		7,474
Pharmaceuticals (4.0%)
Johnson & Johnson	34,300	2,349
Merck & Co., Inc.	74,200	2,441
		4,790
Radio & Television (1.0%)
Comcast Corp., Class A	57,300	1,181

Restaurants (0.4%)
Starbucks Corp. (e)(f)	30,200	444

Retail-Drug Stores (1.6%)
CVS Caremark Corp.	52,600	1,920

Retail-Specialty Stores (1.2%)
Lowe’s Cos., Inc.	52,100	1,059
Tiffany & Co.	9,531	360
		1,419

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Semiconductors (4.4%)
Intel Corp.	146,514	$3,251
Maxim Integrated Products, Inc.	36,019	708
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (e)	126,633	1,203
		5,162
Software & Computer Services (2.5%)
Microsoft Corp.	114,400	2,942

Utilities-Electric (2.4%)
Exelon Corp.	21,272	1,672
Public Service Enterprise Group, Inc.	27,361	1,144
		2,816
Utilities-Telecommunications (1.3%)
Verizon Communications, Inc.	43,781	1,490

Total Common Stocks (Cost $72,437)		74,572

Corporate Bonds (10.2%)
Aerospace/Defense (0.0%)
General Dynamics Corp., 4.50%, 8/15/10	$19	19

Airlines (0.2%)
Delta Air Lines, Inc., Series 02-1, 6.42%, 7/2/12	270	235

Automotive (0.1%)
DaimlerChrysler North America Holding Corp.
7.30%, 1/15/12	62	65
8.50%, 1/18/31	22	23
		88
Banks (0.9%)
Asian Development Bank, 4.50%, 9/4/12, MTN	40	41
Bank of America Corp.
6.25%, 4/15/12	60	62
5.63%, 10/14/16	100	94
European Investment Bank
3.38%, 3/16/09	72	72
5.13%, 9/13/16	65	68
Fifth Third Bancorp, 4.50%, 6/1/18	73	48
First Union Capital I, Series A, 7.94%, 1/15/27, Callable 9/8/08 @ 103.57	200	188
Inter-American Development Bank, 4.50%, 9/15/14	70	71
International Bank Recon & Development, 7.63%, 1/19/23	15	19
KFW
4.63%, 1/20/11	85	87
4.13%, 10/15/14	55	54
Korea Developmental Bank, Series 6, 5.75%, 9/10/13	35	35
Mellon Funding Corp., 6.38%, 2/15/10	85	88
Wachovia Corp., 5.25%, 8/1/14	60	52
Wells Fargo Co., 5.13%, 9/15/16	50	46
		1,025
Beverages (0.1%)
Coca-Cola Enterprises, Inc.
8.50%, 2/1/12	37	41
8.50%, 2/1/22	25	30
		71
Building-Residential & Commercial (0.2%)
KB Home, 8.63%, 12/15/08	210	211

Chemicals (0.2%)
Dow Chemical Co., 6.00%, 10/1/12 (e)	20	20
E.I. du Pont de Nemours & Co.
4.88%, 4/30/14	20	20
6.00%, 7/15/18	140	142
Eastman Chemical, 7.60%, 2/1/27	11	11
		193

See notes to schedules of investments.

Security Description	Principal Amount	Value
Computers & Peripherals (0.1%)
International Business Machines Corp.
5.38%, 2/1/09(e)	$35	$35
6.50%, 1/15/28	50	51
		86
Cosmetics & Toiletries (0.1%)
Gillette Co., 3.80%, 9/15/09	55	55
Kimberly-Clark Corp.
5.00%, 8/15/13	40	41
6.25%, 7/15/18	25	26
Procter & Gamble Co., 4.95%, 8/15/14	30	31
		153
Electric Integrated (0.4%)
Dominion Resources, Inc., Series C, 5.15%, 7/15/15	30	29
Entergy Gulf States, 6.18%, 3/1/35, Callable 3/1/10 @ 100	125	111
Florida Power Corp., 6.40%, 6/15/38	255	256
MidAmerican Energy Holdings, 6.50%, 9/15/37 (e)	45	44
Southern California Edison Co., 5.63%, 2/1/36	48	45
		485
Electronics (0.1%)
General Electric Co., 5.25%, 12/6/17 (e)	95	92

Financial Services (1.9%)
American General Finance, 3.88%, 10/1/09, MTN (e)	53	51
Boeing Capital Corp., 5.80%, 1/15/13	33	34
Caterpillar Financial Service Corp.
4.50%, 6/15/09(e)	30	30
4.60%, 1/15/14, MTN	15	15
CIT Group, Inc., 7.75%, 4/2/12	55	45
Citigroup, Inc., 5.00%, 9/15/14	60	54
Credit Suisse First Boston USA, Inc.
4.70%, 6/1/09	79	79
6.50%, 1/15/12	175	181
General Electric Capital Corp.
5.63%, 5/1/18	170	165
Series A
4.25%, 9/13/10, MTN (e)	40	40
6.00%, 6/15/12, MTN (e)	138	143
6.15%, 8/7/37, MTN	40	38
Goldman Sachs Group, Inc.
6.88%, 1/15/11	36	37
5.75%, 10/1/16	105	100
HSBC Finance Corp.
4.13%, 11/16/09	155	154
6.75%, 5/15/11	52	54
International Lease Finance Corp., 6.38%, 3/15/09	81	80
John Deere Capital Corp., 5.10%, 1/15/13	30	30
JPMorgan Chase & Co.
6.75%, 2/1/11(e)	120	125
5.15%, 10/1/15	85	79
6.40%, 5/15/38	375	346
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	55	55
Merrill Lynch & Co., Inc., 6.00%, 2/17/09	54	54
Reckson Operating Partnership LP, 7.75%, 3/15/09	135	134
SLM Corp., Series A, 5.63%, 1/25/25, Callable 1/25/10 @ 100, MTN	115	74
Toyota Motor Credit Corp., 4.25%, 3/15/10	25	25
Unilever Capital Corp., 5.90%, 11/15/32	38	36
		2,258

See notes to schedules of investments.

Security Description	Principal Amount	Value
Food Distributors, Supermarkets & Wholesalers (0.0%)
Kroger Co., 7.50%, 4/1/31	$17	$18
Safeway, Inc., 7.50%, 9/15/09	32	33
		51
Food Processing & Packaging (0.1%)
General Mills, Inc., 5.25%, 8/15/13	90	90

Forest Products & Paper (0.2%)
Weyerhaeuser Co.
6.75%, 3/15/12	24	25
7.38%, 3/15/32	272	259
		284
Governments-Foreign (0.6%)
Federal Republic of Brazil
7.88%, 3/7/15	70	79
7.13%, 1/20/37	100	110
Province of Ontario
3.63%, 10/21/09	45	45
5.13%, 7/17/12	49	51
Province of Quebec, 4.88%, 5/5/14	55	56
Republic of Italy
4.50%, 1/21/15	90	91
6.88%, 9/27/23	41	48
United Mexican States
9.88%, 2/1/10	63	69
6.38%, 1/16/13, MTN	85	90
Series A
6.75%, 9/27/34, MTN	36	39
		678
Health Care (0.2%)
Health Net, Inc., 6.38%, 6/1/17	210	179
UnitedHealth Group, Inc., 4.88%, 3/15/15	40	37
WellPoint, Inc.
6.80%, 8/1/12	20	21
5.95%, 12/15/34	25	21
		258
Insurance (0.2%)
Allstate Life Global Funding Trust, 4.50%, 5/29/09	30	30
Cigna Corp., 7.00%, 1/15/11	10	10
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	36	35
MetLife, Inc., 5.38%, 12/15/12	30	30
Prudential Financial, Inc.
5.10%, 12/14/11, MTN	20	20
5.10%, 9/20/14, MTN	60	57
		182
Media (0.0%)
News America, Inc., 6.20%, 12/15/34	24	22
Time Warner, Inc., 6.88%, 5/1/12	30	30
		52
Medical Supplies (0.2%)
AmerisourceBergen Corp., 5.88%, 9/15/15	200	193
Baxter International, Inc., 4.63%, 3/15/15 (e)	40	39
Cardinal Health, Inc.
6.75%, 2/15/11	30	31
5.85%, 12/15/17	30	29
		292
Metal Fabrication (0.1%)
Timken Co., 5.75%, 2/15/10	105	105

See notes to schedules of investments.

Security Description	Principal Amount	Value
Office Furnishing (0.1%)
Steelcase, Inc., 6.50%, 8/15/11	$150	$152

Oil & Gas-Exploration & Production (0.9%)
Cameron International Corp., 6.38%, 7/15/18	95	94
Merey Sweeny LP, 8.85%, 12/18/19 (g)	212	248
Nabors Industries, Inc., 6.15%, 2/15/18 (g)	200	196
Pemex Project Funding Master Trust, 6.63%, 6/15/35 (e)	45	44
Western Oil Sands, Inc., 8.38%, 5/1/12	475	517
		1,099
Oil Companies-Integrated (0.3%)
ConocoPhillips Co., 8.75%, 5/25/10	36	39
Suncor Energy, Inc., 6.10%, 6/1/18	365	366
		405
Pharmaceuticals (0.1%)
Wyeth
6.95%, 3/15/11	30	31
5.50%, 2/1/14(e)	65	66
6.50%, 2/1/34	40	41
		138
Pipelines (1.2%)
NGPL PipeCo LLC, 7.77%, 12/15/37 (g)	270	272
NuStar Logistics L.P., 7.65%, 4/15/18	170	170
Plains All American Pipeline L.P., 6.50%, 5/1/18 (g)	230	227
Rockies Express Pipeline LLC, 6.85%, 7/15/18 (g)	100	102
Teppco Partners L.P., 6.13%, 2/1/13	165	164
Williams Cos., Inc.
7.63%, 7/15/19	175	184
7.88%, 9/1/21	260	276
		1,395
Primary Metal & Mineral Production (0.5%)
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17, Callable 4/1/12 @ 104.19	200	210
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	415	416
		626
Radio & Television (0.2%)
Comcast Corp.
4.95%, 6/15/16	55	51
6.45%, 3/15/37	50	46
Cox Communications, Inc., 7.13%, 10/1/12	75	78
		175
Railroads (0.1%)
Burlington Northern Santa Fe, Inc.
7.13%, 12/15/10	60	63
5.75%, 3/15/18	50	49
		112
Retail-Discount (0.1%)
Target Corp.
5.38%, 6/15/09	28	29
5.88%, 3/1/12	33	34
Wal-Mart Stores, Inc.
6.88%, 8/10/09	21	22
4.13%, 2/15/11	41	41
		126
Software & Computer Services (0.1%)
Cisco Systems, Inc., 5.50%, 2/22/16 (e)	60	61
Oracle Corp., 5.75%, 4/15/18	60	60
		121

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Telecommunications-Cellular (0.0%)
New Cingular Wireless Services, 8.13%, 5/1/12	$23	$25

Telecommunications-Equipment (0.1%)
Motorola, Inc., 7.63%, 11/15/10	17	17
Rogers Communications, Inc., 6.80%, 8/15/18	90	90
		107
Tobacco (0.1%)
Philip Morris International, Inc., 5.65%, 5/16/18	125	121

Utilities-Electric (0.2%)
Dominion Resources, Inc.
Series A
5.60%, 11/15/16	50	48
Series B
6.25%, 6/30/12	15	16
Hydro-Quebec, 8.05%, 7/7/24	37	47
Pacific Gas & Electric Co.
4.80%, 3/1/14	36	35
6.05%, 3/1/34	48	45
Progress Energy, Inc., 6.85%, 4/15/12	37	39
		230
Utilities-Telecommunications (0.3%)
AT&T Corp., 8.00%, 11/15/31 (e)	153	174
British Telecom PLC, 8.63%, 12/15/10	125	134
		308

Total Corporate Bonds (Cost $12,334)		12,048

Municipal Bonds (1.0%)
Florida (0.1%)
Volusia County Sales Tax Revenue, 5.00%, 10/1/18, FSA	130	140

Illinois (0.1%)
State Taxable Pension, GO, 5.10%, 6/1/33	70	64

New Jersey (0.2%)
State Transportation Trust Fund Authority, Series B, 5.50%, 12/15/20, FGIC	270	294

North Carolina (0.1%)
Mecklenburg County, GO, 5.00%, 2/1/18	140	153

Ohio (0.2%)
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	110	101
State, GO, Series D, 5.00%, 9/15/16	90	98
		199
Texas (0.1%)
Fort Worth Independent School District, GO, 5.00%, 2/15/17, PSF-GTD	115	125

Washington (0.2%)
State, GO, Series D, 5.00%, 1/1/18	180	195

Total Municipal Bonds (Cost $1,218)		1,170

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Preferred Stocks (0.1%)
Freddie Mac, Series Z, 0.52%	4	$65

Total Preferred Stocks (Cost $93)		65

U.S. Government Agency Securities (0.2%)
Federal Home Loan Mortgage Corp.
4.50%, 1/15/14	$250	255
6.75%, 9/15/29	37	44

Total U.S. Government Agency Securities (Cost $295)		299

U.S. Government Mortgage Backed Agencies (11.5%)
Federal Home Loan Mortgage Corp.
6.50%, 5/1/26 – 1/1/36	470	487
7.00%, 7/1/29 – 7/1/32	223	235
8.00%, 6/1/30	9	10
5.00%, 6/1/33 – 6/1/34	762	729
6.74%(a), 8/1/36	104	107
6.00%(a), 9/1/36	207	210
5.50%, 10/1/36 – 6/1/37	484	474
7.50%, 7/1/37	111	118
Federal National Mortgage Assoc.
10.00%, 11/1/13	15	17
10.50%, 11/1/13	18	21
11.00%, 11/1/13	23	26
8.50%, 11/1/17	6	6
8.00%, 11/1/19 – 3/1/30	96	103
7.00%, 12/1/27 – 12/1/37	1,478	1,563
6.50%, 3/1/29 – 12/1/37	1,190	1,225
6.00%, 10/1/29 – 8/1/37	97	102
7.50%, 11/1/29	26	29
6.63%, 11/15/30	15	18
5.50%, 1/1/32 – 11/1/36	1,715	1,689
5.50%, 6/1/33 – 8/1/37(h)	924	909
5.00%, 11/1/33 – 7/1/37	1,022	976
5.00%, 11/1/33(c)	628	601
5.50%, 12/1/34(c)	612	601
7.00%, 1/1/35 – 11/1/37(c)	615	646
6.00%, 8/1/35 – 1/1/37(c)	799	804
6.03%(a), 4/1/36	285	291
6.28%(a), 5/1/36	70	71
6.40%(a), 5/1/36	385	393
6.35%(a), 9/1/36	259	267
5.00%, 8/1/37(h)	665	631
6.04%(a), 9/1/37	208	212
Government National Mortgage Association, 7.00%, 4/15/28	3	3

Total U.S. Government Mortgage Backed Agencies (Cost $13,671)		13,574

U.S. Treasury Obligations (5.7%)
U.S. Treasury Bonds
8.00%, 11/15/21(e)	45	61
5.00%, 5/15/37(e)	555	590
U.S. Treasury Notes
3.88%, 5/15/09(e)	1,406	1,425
4.25%, 1/15/11 – 8/15/13(e)	1,984	2,071
4.63%, 7/31/12(e)	1,110	1,174

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
3.50%, 5/31/13(e)	$215	$217
5.13%, 5/15/16(e)(h)	945	1,033
3.88%, 5/15/18	160	159

Total U.S. Treasury Obligations (Cost $6,681)		6,730

Short-Term Securities Held as Collateral for Securities Lending (12.6%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	14,861	14,861

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $14,861)		14,861

Total Investments (Cost $133,948) — 112.9%		133,414

Liabilities in excess of other assets — (12.9)%		(15,280)

NET ASSETS — 100.0%		$118,134

(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/08.
(b)	Securities valued at fair value using methods approved by the Board of Trustees and representing 0.40% of net assets as of 7/31/2008.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(d)	Rate represents the effective yield at purchase.
(e)	A portion or all of the security was held on loan.
(f)	Non-income producing security.
(g)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(h)	Security purchased on a “when-issued” basis.

ADR	American Depositary Receipt
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Federal Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Liability Co.
PSF-GTD	Public School Fund Guaranteed

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Bear Stearns	D.R. Horton, Inc. 5.38%, 6/15/12	Sell	4.75%	12/20/08	$400	$(1)
Bear Stearns	Pulte Homes, Inc. 5.25%, 1/15/14	Sell	5.00%	12/20/08	200	1
Bear Stearns	Pulte Homes, Inc. 5.25%, 1/15/14	Sell	4.70%	12/20/08	200	1
						$2

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Core Bond Fund	July 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (13.8%)
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.40% (a), 9/10/47	$755	$714
Bear Stearns Commercial Mortgage Securities
Series 2007-PW16, Class A4
5.71%(a), 6/11/40	1,870	1,738
Series 2007-T28, Class A3
5.79%, 9/11/42	750	718
Chase Mortgage Finance Corp.
Series 2005-A1, Class M
5.31%(a), 12/25/35	857	561
Series 2005-A2, Class M
5.44%(a), 1/25/36	961	626
Series 2007-A1, Class 1B2
4.42%(a), 2/25/37(b)	308	161
Series 2007-A1, Class 1M
4.42%(a), 2/25/37	690	536
Series 2007-A1, Class 2B1
5.80%(a), 3/25/37(b)	552	317
Series 2007-A2, Class 1B1
4.53%(a), 7/25/37(b)	332	217
Series 2007-A2, Class 1M
4.53%(a), 7/25/37(b)	98	73
Series 2007-A2, Class 2M
4.53%(a), 7/25/37(b)	103	54
Series 2007-S1, Class AM
6.08%, 2/25/37	349	124
Series 2007-S1, Class B1
6.08%, 2/25/37	256	123
ChaseFlex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20	503	483
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, 8/15/38	1,335	1,255
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	500	536
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	311	334
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (a), 11/25/36	935	106
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.80% (a), 8/10/45	935	874
GSR Mortgage Loan Trust
Series 2006-2F, Class B2
5.89%(a), 2/25/36	554	254
Series 2006-6F, Class M1
6.29%(a), 7/25/36	246	173
Series 2006-8F, Class B1
6.45%(a), 9/25/36	789	438
Series 2006-9F, Class M1
6.43%(a), 10/25/36	392	288
JP Morgan Mortgage Trust
Series 2005-A1, Class IB1
4.91%(a), 2/25/35	997	621
Series 2005-A2, Class B1
4.94%, 4/25/35(a)(c)	1,254	810
Series 2005-A3, Class 1B1
4.99%, 6/25/35	759	480
Series 2005-A4, Class B1
5.20%, 7/25/35(a)(c)	771	507
Series 2005-A5, Class IB1
5.15%(a), 8/25/35	451	292
Series 2005-A6, Class 1B1
5.17%(a), 9/25/35	1,044	656
Series 2005-A8, Class B1
5.18%(a), 11/25/35	1,364	896
Series 2006-A1, Class B1
5.40%(a), 2/25/36	500	270

See notes to schedules of investments.

Security Description	Principal Amount	Value
Series 2006-A2, Class IB1
5.68%, 4/25/36(a)(c)	$1,401	$841
Series 2006-A5, Class B1
5.90%, 8/25/36(a)(c)	742	474
Series 2006-S4, Class B1
6.40%, 1/25/37(a)(c)	480	306
Series 2006-S4, Class B2
6.40%(a), 1/25/37	633	294
Series 2007-A1, Class B1
4.81%(a), 7/25/35	582	397
Series 2007-A2, Class B2
5.84%(a), 4/25/37(b)	550	279
Series 2007-A2, Class B3
5.84%(a), 4/25/37(b)	245	92
Series 2007-A4, Class B1
5.75%(a), 6/25/37(b)	808	457
Series 2007-A4, Class B2
5.75%(a), 6/25/37(b)	289	136
Series 2007-A4, Class B3
5.75%(a), 6/25/37(b)	239	81
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4, 5.20%, 11/15/30	960	909
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 4.68% (a), 8/25/34 (b)	337	123
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.49% (a), 4/25/34	385	260

Total Collateralized Mortgage Obligations (Cost $28,852)		19,884

Commercial Paper (2.5%)
Deutsche Bank Financial LLC, 2.23% (d), 8/1/08	3,662	3,662

Total Commercial Paper (Cost $3,662)		3,662

Corporate Bonds (33.0%)
Airlines (0.6%)
Delta Air Lines, Inc., Series 02-1, 6.42%, 7/2/12	1,015	883
		883
Automotive (0.2%)
DaimlerChrysler North America Holding Corp.
7.30%, 1/15/12	138	144
8.50%, 1/18/31	80	85
		229
Banks (3.7%)
Asian Development Bank, 4.50%, 9/4/12, MTN	144	148
Bank of America Corp.
6.25%, 4/15/12	315	323
5.63%, 10/14/16	405	382
European Investment Bank
3.38%, 3/16/09	273	274
4.63%, 3/21/12	235	242
4.63%, 5/15/14	493	505
5.13%, 9/13/16	275	287
Fifth Third Bancorp, 4.50%, 6/1/18	260	170
First Union Capital I, Series A, 7.94%, 1/15/27, Callable 9/8/08 @ 103.57	740	694
Inter-American Development Bank, 4.50%, 9/15/14	264	269
KFW
4.63%, 1/20/11	340	347
4.13%, 10/15/14	410	400
Korea Developmental Bank, Series 6, 5.75%, 9/10/13	265	266
Landwirtschaftliche Rentenbank, Series 7, 3.75%, 6/15/09	395	398
Mellon Funding Corp., 6.38%, 2/15/10	270	279
Wachovia Corp., 5.25%, 8/1/14	195	170
Wells Fargo Co., 5.13%, 9/15/16	205	190
		5,344

See notes to schedules of investments.

Security Description	Principal Amount	Value
Beverages (0.2%)
Coca-Cola Enterprises, Inc.
8.50%, 2/1/12	$141	$157
8.50%, 2/1/22	120	145
		302
Building-Residential & Commercial (0.5%)
KB Home, 8.63%, 12/15/08	765	767
		767
Chemicals (0.5%)
Dow Chemical Co., 6.00%, 10/1/12	80	82
E.I. du Pont de Nemours & Co.
4.88%, 4/30/14	80	80
6.00%, 7/15/18	510	516
		678
Computers & Peripherals (0.2%)
International Business Machines Corp.
5.38%, 2/1/09	133	134
6.50%, 1/15/28	180	184
		318
Cosmetics & Toiletries (0.4%)
Gillette Co., 3.80%, 9/15/09	195	196
Kimberly-Clark Corp.
5.00%, 8/15/13	140	144
6.25%, 7/15/18	90	93
Procter & Gamble Co., 4.95%, 8/15/14	110	112
		545
Electric Integrated (1.2%)
Dominion Resources, Inc., Series C, 5.15%, 7/15/15	115	110
Entergy Gulf States, 6.18%, 3/1/35, Callable 3/1/10 @ 100	415	367
Florida Power Corp., 6.40%, 6/15/38	985	991
MidAmerican Energy Holdings, 6.50%, 9/15/37	150	148
Southern California Edison Co., 5.63%, 2/1/36	180	167
		1,783
Electronics (0.4%)
General Electric Co.
5.00%, 2/1/13	235	236
5.25%, 12/6/17	335	325
		561
Financial Services (5.8%)
American General Finance, 3.88%, 10/1/09, MTN	182	175
Boeing Capital Corp.
6.10%, 3/1/11	125	132
5.80%, 1/15/13	119	124
Caterpillar Financial Service Corp.
4.50%, 6/15/09	105	106
4.60%, 1/15/14, MTN	50	49
Citigroup, Inc., 5.00%, 9/15/14	200	181
Credit Suisse First Boston USA, Inc.
4.70%, 6/1/09	405	406
6.50%, 1/15/12	405	418
General Electric Capital Corp.
5.63%, 5/1/18	660	642
Series A
4.25%, 9/13/10, MTN	153	154
6.00%, 6/15/12, MTN	506	523
6.15%, 8/7/37, MTN	210	198

See notes to schedules of investments.

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.
6.88%, 1/15/11	$157	$163
5.75%, 10/1/16	430	410
HSBC Finance Corp.
4.13%, 11/16/09	237	235
6.75%, 5/15/11	233	242
International Lease Finance Corp., 6.38%, 3/15/09	353	350
John Deere Capital Corp., 5.10%, 1/15/13	110	111
JPMorgan Chase & Co.
6.75%, 2/1/11	440	457
5.15%, 10/1/15	330	306
6.40%, 5/15/38	1,520	1,401
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	239	237
Merrill Lynch & Co., Inc., 6.00%, 2/17/09	303	302
Reckson Operating Partnership LP, 7.75%, 3/15/09	510	505
SLM Corp., Series A, 5.63%, 1/25/25, Callable 1/25/10 @ 100, MTN	425	272
Toyota Motor Credit Corp.
4.25%, 3/15/10	116	118
4.35%, 12/15/10	1	1
Unilever Capital Corp., 5.90%, 11/15/32	135	129
		8,347
Food Distributors, Supermarkets & Wholesalers (0.2%)
Kroger Co., 7.50%, 4/1/31	85	91
Safeway, Inc., 7.50%, 9/15/09	120	123
		214
Food Processing & Packaging (0.3%)
General Mills, Inc., 5.25%, 8/15/13	325	324
Kellogg Co., Series B, 6.60%, 4/1/11	80	84
Kraft Foods, Inc., 4.13%, 11/12/09	77	77
		485
Forest Products & Paper (0.8%)
Weyerhaeuser Co.
6.75%, 3/15/12	90	92
7.38%, 3/15/32	1,065	1,016
		1,108
Governments-Foreign (1.7%)
Federal Republic of Brazil
7.88%, 3/7/15	275	311
7.13%, 1/20/37	385	425
Province of Ontario
3.63%, 10/21/09	150	151
5.13%, 7/17/12	172	179
Province of Quebec, 4.88%, 5/5/14	212	217
Republic of Italy
4.50%, 1/21/15	320	323
6.88%, 9/27/23	155	182
United Mexican States
9.88%, 2/1/10	179	194
6.38%, 1/16/13, MTN	310	326
Series A
6.75%, 9/27/34, MTN	155	167
		2,475
Health Care (0.7%)
Health Net, Inc., 6.38%, 6/1/17	765	654
UnitedHealth Group, Inc., 4.88%, 3/15/15	130	119
WellPoint, Inc.
6.80%, 8/1/12	75	78
5.95%, 12/15/34	100	84
		935

See notes to schedules of investments.

Security Description	Principal Amount	Value
Insurance (0.5%)
Allstate Life Global Funding Trust, 4.50%, 5/29/09	$96	$96
Cigna Corp., 7.00%, 1/15/11	45	46
Cincinnati Financial Corp., 6.13%, 11/1/34	140	116
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	117	114
MetLife, Inc., 5.38%, 12/15/12	110	109
Prudential Financial, Inc.
5.10%, 12/14/11, MTN	80	80
5.10%, 9/20/14, MTN	230	217
		778
Media (0.1%)
News America, Inc., 6.20%, 12/15/34	90	82
Time Warner, Inc., 6.88%, 5/1/12	109	111
		193
Medical Supplies (0.8%)
AmerisourceBergen Corp., 5.88%, 9/15/15	735	710
Baxter International, Inc., 4.63%, 3/15/15	150	144
Cardinal Health, Inc.
6.75%, 2/15/11	100	104
5.85%, 12/15/17	115	112
		1,070
Metal Fabrication (0.3%)
Timken Co., 5.75%, 2/15/10	430	431
		431
Office Furnishing (0.4%)
Steelcase, Inc., 6.50%, 8/15/11	620	630
		630
Oil & Gas-Exploration & Production (2.8%)
Cameron International Corp., 6.38%, 7/15/18	360	359
Merey Sweeny LP, 8.85%, 12/18/19 (e)	809	945
Nabors Industries, Inc., 6.15%, 2/15/18 (e)	735	720
Pemex Project Funding Master Trust, 6.63%, 6/15/35	170	166
Western Oil Sands, Inc., 8.38%, 5/1/12	1,710	1,860
		4,050
Oil Companies-Integrated (1.2%)
ConocoPhillips Co., 8.75%, 5/25/10	265	288
Suncor Energy, Inc., 6.10%, 6/1/18	1,375	1,377
		1,665
Pharmaceuticals (0.4%)
Wyeth
6.95%, 3/15/11	105	111
5.50%, 2/1/14	270	273
6.50%, 2/1/34	150	154
		538
Pipelines (3.8%)
NGPL PipeCo LLC, 7.77%, 12/15/37 (e)	985	992
NuStar Logistics L.P., 7.65%, 4/15/18	690	690
Plains All American Pipeline L.P., 6.50%, 5/1/18 (e)	970	959
Rockies Express Pipeline LLC, 6.85%, 7/15/18 (e)	365	371
Teppco Partners L.P., 6.13%, 2/1/13	690	686
Williams Cos., Inc.
7.63%, 7/15/19	635	667
7.88%, 9/1/21	1,010	1,073
		5,438

See notes to schedules of investments.

Security Description	Principal Amount	Value
Primary Metal & Mineral Production (1.6%)
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17, Callable 4/1/12 @ 104.19	$740	$775
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	1,545	1,549
		2,324
Radio & Television (0.4%)
Comcast Corp.
4.95%, 6/15/16	215	198
6.45%, 3/15/37	165	151
Cox Communications, Inc., 7.13%, 10/1/12	273	286
		635
Railroads (0.4%)
Burlington Northern Santa Fe, Inc.
7.13%, 12/15/10	200	210
5.75%, 3/15/18	375	366
		576
Retail-Discount (0.5%)
Target Corp.
5.38%, 6/15/09	190	194
5.88%, 3/1/12	171	177
Wal-Mart Stores, Inc.
6.88%, 8/10/09	179	186
4.13%, 2/15/11	152	153
		710
Software & Computer Services (0.3%)
Cisco Systems, Inc., 5.50%, 2/22/16	225	228
Oracle Corp., 5.75%, 4/15/18	230	229
		457
Telecommunications-Cellular (0.1%)
New Cingular Wireless Services, 8.13%, 5/1/12	76	83
US Unwired, Inc., 10.00%, 6/15/12, Callable 9/11/08 @ 105	50	51
		134
Telecommunications-Equipment (0.3%)
Motorola, Inc., 7.63%, 11/15/10	79	80
Rogers Communications, Inc., 6.80%, 8/15/18	360	361
		441
Tobacco (0.3%)
Philip Morris International, Inc., 5.65%, 5/16/18	500	484
		484
Utilities-Electric (0.6%)
Dominion Resources, Inc.
Series A
5.60%, 11/15/16	185	179
Series B
6.25%, 6/30/12	60	62
Hydro-Quebec, 8.05%, 7/7/24	130	165
Pacific Gas & Electric Co.
4.80%, 3/1/14	174	169
6.05%, 3/1/34	160	151
Progress Energy, Inc., 6.85%, 4/15/12	149	156
		882

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Utilities-Telecommunications (0.8%)
AT&T Corp., 8.00%, 11/15/31	$521	$592
British Telecom PLC, 8.63%, 12/15/10	550	591
		1,183

Total Corporate Bonds (Cost $48,532)		47,593

Municipal Bonds (3.6%)
Florida (0.3%)
Volusia County Sales Tax Revenue, 5.00%, 10/1/18, FSA	450	485

Illinois (0.2%)
State Taxable Pension, GO, 5.10%, 6/1/33	280	257

New Jersey (0.8%)
State Transportation Trust Fund Authority, Series B, 5.50%, 12/15/20, FGIC	1,025	1,114

North Carolina (0.3%)
Mecklenburg County, GO, 5.00%, 2/1/18	465	510

Ohio (0.5%)
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	375	344
State, GO, Series D, 5.00%, 9/15/16	300	328
		672
Pennsylvania (0.7%)
Lycoming County Authority College Revenue, Pennsylvania College of Technology
5.50%, 10/1/32, Callable 4/1/18 @ 100, Insured by Assured Guaranty	355	373
5.50%, 10/1/37, Callable 4/1/18 @ 100, Insured by Assured Guaranty	655	687
		1,060
Texas (0.3%)
Fort Worth Independent School District, GO, 5.00%, 2/15/17, PSF-GTD	395	428

Washington (0.5%)
State, GO, Series D, 5.00%, 1/1/18	625	676

Total Municipal Bonds (Cost $5,362)		5,202

Preferred Stocks (0.2%)
American International Group, Inc., 6.25%	160	121
Freddie Mac, Series Z, 0.52%	13	217

Total Preferred Stocks (Cost $454)		338

U.S. Government Agency Securities (1.2%)
Federal Home Loan Mortgage Corp., 4.50%, 1/15/14 (f)	$950	967
Federal National Mortgage Assoc.
5.00%, 4/15/15 – 3/15/16(f)	192	198
Small Business Administration, 6.15%, 4/1/19	472	482

Total U.S. Government Agency Securities (Cost $1,637)		1,647

U.S. Government Mortgage Backed Agencies (34.7%)
Federal Home Loan Mortgage Corp.
8.00%, 6/1/17	216	230
7.50%, 4/1/28 – 7/1/37	452	479
6.50%, 8/1/29 – 1/1/36	2,343	2,427
7.00%, 1/1/30 – 7/1/32	664	701
5.00%, 6/1/34	1,796	1,716
5.50%, 10/1/35 – 6/1/37	2,509	2,455
6.74%(a), 8/1/36	484	498
6.00%(a), 9/1/36	784	796
Federal National Mortgage Assoc.
10.00%, 11/1/13	30	34
10.50%, 11/1/13	13	14
11.00%, 11/1/13	21	24

See notes to schedules of investments.

Security Description	Principal Amount	Value
8.00%, 11/1/19 – 2/1/33	$283	$307
7.00%, 10/1/26 – 12/1/37	5,294	5,557
6.50%, 9/1/28 – 12/1/37	3,332	3,429
7.50%, 12/1/28 – 11/1/29	9	10
6.00%, 10/1/29 – 8/1/37	3,620	3,660
8.50%, 4/1/31	15	17
5.50%, 1/1/33 – 8/1/37	5,506	5,428
5.50%, 6/1/33(g)	2,936	2,891
5.00%, 11/1/33 – 7/1/37	2,492	2,383
5.00%, 11/1/33 – 3/1/34(c)	4,359	4,168
7.00%, 12/1/33(c)	2,768	2,948
5.50%, 12/1/34(c)	1,775	1,745
6.03%, 4/1/36(a)(c)	835	850
6.40%(a), 5/1/36	2,000	2,039
6.35%, 9/1/36(a)(c)	631	650
5.00%, 8/1/37(g)	3,125	2,967
6.04%(a), 9/1/37	774	790
6.50%, 10/1/37(c)	832	855
Government National Mortgage Assoc., 7.50%, 12/15/27 – 4/15/29	6	7

Total U.S. Government Mortgage Backed Agencies (Cost $50,086)		50,075

U.S. Treasury Obligations (12.4%)
U.S. Treasury Bonds
6.25%, 8/15/23(f)	59	70
5.00%, 5/15/37(f)	1,563	1,661
U.S. Treasury Notes
3.88%, 5/15/09(f)	1,338	1,356
4.25%, 1/15/11 – 8/15/13(f)	8,746	9,107
4.63%, 7/31/12(f)	1,910	2,020
3.50%, 5/31/13(f)	825	834
5.13%, 5/15/16(g)	2,260	2,471
3.88%, 5/15/18	290	287

Total U.S. Treasury Obligations (Cost $17,754)		17,806

Short-Term Securities Held as Collateral for Securities Lending (10.6%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	15,319	15,319

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $15,319)		15,319

Total investments (Cost $171,660) — 112.0%		161,526

Liabilities in excess of other assets — (12.0)%		(17,363)

NET ASSETS — 100.0%		$144,163

(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/08.
(b)	Securities valued at fair value using methods approved by the Board of Trustees and representing 1.38% of net assets as of 7/31/2008.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(d)	Rate represents the effective yield at purchase.
(e)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f)	A portion or all of the security was held on loan.
(g)	Security purchased on a “when-issued” basis.

FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Federal Security Assurance
GO	General Obligation

See notes to schedules of investments.

LLC	Limited Liability Co.
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Liability Co.
PSF-GTD	Public School Fund Guaranteed

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Bear Stearns	D.R. Horton, Inc. 5.38%, 6/15/12	Sell	4.75%	12/20/08	$1,600	$(2)
Bear Stearns	Pulte Homes, Inc. 5.25%, 1/15/14	Sell	5.00%	12/20/08	800	6
Bear Stearns	Pulte Homes, Inc. 5.25%, 1/15/14	Sell	4.70%	12/20/08	800	5
						$8

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	July 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (4.8%)
Deutsche Bank Financial LLC, 2.23% (a), 8/1/08	$209,846	$209,833

Total Commercial Paper (Amortized Cost $209,846)		209,833

Common Stocks (95.0%)
Aluminum (1.6%)
Alcoa, Inc.	2,055,800	69,383

Automotive Parts (1.0%)
Eaton Corp. (b)	609,400	43,292

Banks (5.1%)
Bank of America Corp. (b)	1,717,400	56,502
JPMorgan Chase & Co. (b)	3,455,638	140,403
Wells Fargo & Co. (b)	974,495	29,498
		226,403
Beverages (6.5%)
Coca-Cola Co.	1,892,650	97,472
Diageo PLC, ADR (b)	1,201,200	84,540
PepsiCo, Inc.	1,607,239	106,978
		288,990
Biotechnology (4.1%)
Amgen, Inc. (c)	1,092,500	68,423
Genentech, Inc. (c)	1,172,195	111,652
		180,075
Brokerage Services (3.2%)
Charles Schwab Corp.	6,146,870	140,702

Building Materials (0.8%)
USG Corp. (b)(c)	1,171,578	33,624

Chemicals (0.8%)
PPG Industries, Inc.	598,086	36,268

Computers & Peripherals (3.8%)
Apple Computer, Inc. (c)	171,300	27,228
EMC Corp. (c)	9,396,500	141,042
		168,270
Cosmetics & Toiletries (2.9%)
Estee Lauder Cos., Class A (b)	1,123,898	49,564
Procter & Gamble Co. (b)	1,177,660	77,113
		126,677
Electronics (1.8%)
General Electric Co. (b)	2,878,100	81,421

Engineering (0.5%)
Foster Wheeler Ltd. (c)	406,203	23,060

Financial Services (3.5%)
Citigroup, Inc.	3,731,200	69,736
Goldman Sachs Group, Inc. (b)	456,000	83,922
		153,658
Home Builders (0.4%)
Toll Brothers, Inc. (b)(c)	933,804	18,760

Insurance (1.5%)
American International Group, Inc. (b)	2,495,758	65,014

Internet Business Services (0.9%)
Google, Inc., Class A (c)	86,800	41,122

See notes to schedules of investments.

Security Description	Shares	Value
Internet Service Provider (1.0%)
Yahoo!, Inc. (c)	2,354,266	$46,826

Investment Companies (2.2%)
Invesco Ltd.	2,578,343	60,050
The Blackstone Group LP (b)	1,996,250	37,070
		97,120
Manufacturing-Diversified (2.1%)
Siemens AG, Sponsored ADR	763,200	92,637

Manufacturing-Miscellaneous (1.7%)
3M Co.	1,079,800	76,007

Mining (4.2%)
Barrick Gold Corp. (b)	1,958,472	82,941
Newmont Mining Corp.	2,121,900	101,767
		184,708
Oil & Gas Exploration-Production & Services (3.1%)
Chesapeake Energy Corp. (b)	2,767,700	138,800

Oil Companies-Integrated (4.4%)
Exxon Mobil Corp.	1,617,700	130,112
Hess Corp.	647,500	65,656
		195,768
Oilfield Services & Equipment (9.7%)
BJ Services Co. (b)	1,105,879	32,513
Halliburton Co. (b)	3,607,600	161,693
National-Oilwell Varco, Inc. (c)	614,500	48,318
Schlumberger Ltd.	1,856,121	188,582
		431,106
Pharmaceuticals (6.1%)
Johnson & Johnson (b)	1,926,400	131,901
Merck & Co., Inc.	4,177,700	137,446
		269,347
Radio & Television (1.5%)
Comcast Corp., Class A (b)	3,246,200	66,937

Restaurants (0.6%)
Starbucks Corp. (b)(c)	1,694,000	24,885

Retail-Drug Stores (2.4%)
CVS Caremark Corp.	2,967,300	108,306

Retail-Specialty Stores (1.9%)
Lowe’s Cos., Inc.	2,979,600	60,546
Tiffany & Co. (b)	576,242	21,776
		82,322
Semiconductors (6.5%)
Intel Corp. (b)	8,265,270	183,406
Maxim Integrated Products, Inc. (b)	1,958,463	38,464
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (b)	7,124,499	67,683
		289,553
Software & Computer Services (3.8%)
Microsoft Corp.	6,494,700	167,044

Utilities-Electric (3.6%)
Exelon Corp.	1,195,102	93,959
Public Service Enterprise Group, Inc.	1,574,548	65,816
		159,775
Utilities-Telecommunications (1.8%)
Verizon Communications, Inc. (b)	2,410,141	82,041

Total Common Stocks (Cost $4,121,551)		4,209,901

See notes to schedules of investments.

Security Description	Principal Amount	Value
Short-Term Securities Held as Collateral for Securities Lending (15.7%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$694,953	$694,953

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $694,953)		694,953

Total Investments (Cost $5,026,350) — 115.5%		5,114,687

Liabilities in excess of other assets — (15.5)%		(684,691)

NET ASSETS — 100.0%		$4,429,996

(a)	Rate represents the effective yield at purchase.
(b)	A portion or all of the security was held on loan.
(c)	Non-income producing security.

ADR	American Depositary Receipt
LLC	Limited Liability Co.
LP	Limited Partnership
PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	July 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (7.5%)
Deutsche Bank Financial LLC, 2.23% (a), 8/1/08	$19,849	$19,848

Total Commercial Paper (Amortized Cost $19,849)		19,848

Common Stocks (91.0%)
Aerospace/Defense (1.0%)
General Dynamics Corp. (b)	29,000	2,585

Automotive (0.7%)
Group 1 Automotive, Inc. (b)	100,000	1,965

Automotive Parts (1.5%)
BorgWarner, Inc.	35,000	1,411
Eaton Corp.	35,000	2,487
		3,898
Banks (1.7%)
Cullen/Frost Bankers, Inc. (b)	85,400	4,504

Brokerage Services (1.4%)
Waddell & Reed Financial, Inc., Class A	113,000	3,774

Chemicals (2.8%)
PPG Industries, Inc.	57,000	3,457
Rockwood Holdings, Inc. (c)	103,000	3,929
		7,386
Coal (1.3%)
Peabody Energy Corp. (b)	50,000	3,382

Computers & Peripherals (3.0%)
CACI International, Inc., Class A (b)(c)	43,000	1,933
Computer Sciences Corp. (c)	73,000	3,458
Western Digital Corp. (b)(c)	89,000	2,563
		7,954
Containers & Packaging (3.5%)
Owens-Illinois, Inc. (c)	23,000	972
Packaging Corp. of America (b)	195,000	4,976
Pactiv Corp. (c)	137,000	3,303
		9,251
Cosmetics & Toiletries (0.6%)
Kimberly-Clark Corp.	28,000	1,619

Electrical Components & Equipment (1.2%)
Gentex Corp. (b)	197,000	3,046

Electronics (5.5%)
Arrow Electronics, Inc. (c)	83,000	2,674
AVX Corp. (b)	240,000	2,417
Flextronics International Ltd. (b)(c)	407,000	3,634
Hubbell, Inc., Class B	72,000	3,036
Johnson Controls, Inc. (b)	91,600	2,763
		14,524
Financial Services (3.1%)
Ameriprise Financial, Inc.	122,000	5,185
Apollo Investment Corp. (b)	179,000	2,851
		8,036
Food Distributors, Supermarkets & Wholesalers (1.1%)
SUPERVALU, Inc.	113,000	2,895

See notes to schedules of investments.

Security Description	Shares	Value
Food Processing & Packaging (0.8%)
Tyson Foods, Inc., Class A	137,000	$2,041

Health Care (1.2%)
Lincare Holdings, Inc. (b)(c)	99,000	3,190

Human Resources (1.4%)
Hewitt Associates, Inc., Class A (c)	97,000	3,574

Insurance (6.2%)
Alleghany Corp. (b)(c)	10,982	3,462
Hanover Insurance Group, Inc.	30,000	1,288
HCC Insurance Holdings, Inc. (b)	152,000	3,443
PartnerRe Ltd.	67,000	4,711
Progressive Corp. (b)	165,000	3,341
		16,245
Machine-Diversified (2.1%)
Dover Corp.	72,000	3,573
Kennametal, Inc.	66,000	1,964
		5,537
Manufacturing-Diversified (2.7%)
Parker Hannifin Corp.	52,500	3,238
Pentair, Inc. (b)	109,000	3,774
		7,012
Manufacturing-Miscellaneous (2.4%)
ITT Industries, Inc. (b)	95,000	6,361

Medical Supplies (1.0%)
Becton Dickinson & Co. (b)	32,100	2,726

Oil & Gas Exploration-Production & Services (8.6%)
Cimarex Energy Co. (b)	118,000	6,149
Devon Energy Corp.	23,000	2,182
Newfield Exploration Co. (c)	82,400	4,036
Patterson-UTI Energy, Inc. (b)	169,000	4,803
Unit Corp. (c)	80,000	5,404
		22,574
Oil Companies-Integrated (1.1%)
Occidental Petroleum Corp.	38,000	2,996

Oil Marketing & Refining (0.7%)
Valero Energy Corp.	55,000	1,838

Oilfield Services & Equipment (0.7%)
Helix Energy Solutions Group, Inc. (c)	60,000	1,916

Paint, Varnishes & Enamels (0.7%)
Sherwin-Williams Co. (b)	33,000	1,757

Pharmaceuticals (4.0%)
AmerisourceBergen Corp.	94,000	3,936
Forest Laboratories, Inc. (c)	75,000	2,663
Omnicare, Inc. (b)	131,000	3,857
		10,456
Pipelines (1.9%)
National Fuel Gas Co. (b)	100,000	4,979

Primary Metal & Mineral Production (1.2%)
Freeport-McMoRan Copper & Gold, Inc., Class B (b)	32,000	3,096

Publishing (1.1%)
The Washington Post Co., Class B (b)	4,600	2,844

Railroads (1.6%)
Burlington Northern Santa Fe Corp.	40,000	4,165

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Real Estate Investment Trusts (1.5%)
Annaly Capital Management, Inc. (b)	262,000	$3,948

Restaurants (0.7%)
Yum! Brands, Inc.	54,000	1,934

Retail-Discount (1.8%)
Dollar Tree, Inc. (c)	124,000	4,650

Retail-Specialty Stores (1.7%)
Barnes & Noble, Inc. (b)	101,500	2,402
PetSmart, Inc. (b)	92,000	2,089
		4,491
Semiconductors (5.8%)
Integrated Device Technology, Inc. (c)	380,000	3,808
International Rectifier Corp. (c)	65,000	1,097
Intersil Corp., Class A	138,000	3,330
Lam Research Corp. (c)	134,000	4,407
Teradyne, Inc. (c)	283,000	2,652
		15,294
Software & Computer Services (3.2%)
Digital River, Inc. (b)(c)	105,000	4,188
Sybase, Inc. (b)(c)	127,000	4,269
		8,457
Staffing (0.9%)
Robert Half International, Inc.	91,000	2,301

Transportation Services (4.1%)
Con-way, Inc. (b)	94,500	4,778
Royal Caribbean Cruises Ltd. (b)	126,000	3,211
Tidewater, Inc.	46,000	2,757
		10,746
Utilities-Natural Gas (3.5%)
Sempra Energy (b)	93,000	5,223
WGL Holdings, Inc.	115,000	3,971
		9,194

Total Common Stocks (Cost $191,343)		239,141

Investment Companies (2.0%)
iShares Russell Midcap Value Index Fund (b)	123,000	5,177

Total Investment Companies (Amortized Cost $5,047)		5,177

Short-Term Securities Held as Collateral for Securities Lending (33.5%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$87,896	87,896

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $87,896)		87,896

Total Investments (Cost $304,135) — 134.0%		352,062

Liabilities in excess of other assets — (34.0)%		(89,390)

NET ASSETS — 100.0%		$262,672

(a)	Rate represents the effective yield at purchase.
(b)	A portion or all of the security was held on loan.
(c)	Non-income producing security.

LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Federal Money Market Fund	July 31, 2008
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Securities (26.0%)
Federal Home Loan Bank
2.33%(a), 8/8/08	$80,000	$79,964
2.18%(a), 8/27/08 – 11/19/08	25,000	24,884
2.47%(a), 9/24/08	50,000	49,815
2.22%(a), 11/21/08	20,000	19,862
2.19%, 3/17/09	35,000	35,000
Series 1
3.00%, 3/27/09, Callable 9/11/08 @ 100	120,000	119,988
2.65%, 7/2/09	20,000	19,999
3.13%, 7/14/09, Callable 1/14/09 @ 100	17,000	16,992
2.64%(b), 8/5/09	25,000	25,003
Federal Home Loan Mortgage Corp.
2.60%, 3/12/09, Callable 9/12/08 @ 100	50,000	49,997
2.45%, 4/9/09, Callable 10/9/08 @ 100	25,000	24,996
2.70%, 6/12/09, Callable 8/16/08 @ 100, MTN	15,000	15,000
2.65%, 6/22/09, Callable 9/2/08 @ 100, MTN	15,000	15,000
Federal National Mortgage Assoc., 5.30%, 8/6/09, Callable 8/6/08 @ 100	20,000	20,007

Total U.S. Government Agency Securities (Amortized Cost $516,507)		516,507

U.S. Treasury Obligations (2.5%)
U.S. Treasury Bills, 2.26% (a), 7/30/09	50,000	48,858

Total U.S. Treasury Obligations (Amortized Cost $48,858)		48,858

Repurchase Agreements (71.4%)
ABN Amro Bank NV, 2.18%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $250,015, collateralized by U.S. Government Securities, 0.00%-6.05%, 8/22/08-5/1/38, market value $255,000)	250,000	250,000
Deutsche Bank Securities, 2.20%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $25,002, collateralized by U.S. Government Securities, 4.50%-7.00%, 12/1/15-4/15/38, market value $25,500)	25,000	25,000
Deutsche Bank Securities, 2.20%, 8/4/08 (Date of agreement 7/28/08, Proceeds at maturity $425,104, collateralized by U.S. Government Securities, 4.50%-7.00%, 12/1/15-4/15/38, market value $433,500)	425,000	425,000
Greenwich Partners LLC, 2.20%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $450,028, collateralized by U.S. Government Securities, 0.00%-6.25%, 5/21/09-12/2/21, market value $459,004)	450,000	450,000
UBS Warburg LLC, 2.19%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $265,016, collateralized by U.S. Government Securities, 0.00%, 8/1/11-3/1/38, market value $270,300)	265,000	265,000

Total Repurchase Agreements (Amortized Cost $1,415,000)		1,415,000

Total Investments (Amortized Cost $1,980,365) — 99.9%		1,980,365

Other assets in excess of liabilities — 0.1%		2,734

NET ASSETS — 100.0%		$1,983,099

(a)	Rate represents the effective yield at purchase.
(b)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/08.

LLC	Limited Liability Co.
MTN	Medium Term Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Financial Reserves Fund	July 31, 2008
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value*
Certificate of Deposit (8.0%)
Bank of Nova Scotia NY, 5.20%, 2/20/09	$5,000	$5,061
Bank of Scotland PLC NY, 2.73%, 9/15/08	5,000	5,000
Barclays Bank PLC NY, 2.88%, 9/10/08	5,000	5,000
Bayerische Landesbank NY, 3.06%, 8/27/08	5,000	5,000
Harris N.A., 2.91% (a), 5/29/09	5,000	5,000
Landesbank Hessen - Thueringen Girozentrale, 2.74%, 9/15/08	5,000	5,000
Marshall & Ilsley Bank, 3.08% (a), 7/9/09	5,000	5,000
National City Bank, 3.06%, 8/27/08	5,000	5,000
Natixis NY Branch, 2.99% (a), 4/1/10	5,000	5,000
PNC Bank N.A., 3.02% (a), 2/23/09	5,000	4,999
UBS AG Stamford CT, 2.87%, 9/4/08	5,000	5,000

Total Certificate of Deposit (Amortized Cost $55,060)		55,060

Commercial Paper (5.4%)
International Lease Finance Corp., (b), 8/1/08	13,000	13,000
Prudential Funding LLC, 2.20% (b), 8/15/08	12,000	11,990
Wells Fargo & Co., 2.43% (b), 8/15/08	12,000	11,988

Total Commercial Paper (Amortized Cost $36,978)		36,978

Corporate Bonds (17.3%)
Allstate Life Global Finance Trust, 3.06% (a), 3/20/09, MTN	5,000	5,000
American Express Credit Co., Series B, 2.52% (a), 4/6/09, MTN (c)	4,000	3,973
American Honda Finance
2.71%(a), 9/11/08, MTN (d)	5,500	5,500
3.01%(a), 9/18/08, MTN (d)	10,000	10,007
2.80%(a), 4/16/09, MTN (d)	6,500	6,492
Bank of America N.A., 2.99% (a), 4/3/09, Callable 9/3/08 @ 100	3,000	3,000
Caterpillar Financial Services Corp., Series F, 3.70%, 8/15/08, MTN	5,000	4,997
Citigroup, Inc., 6.20%, 3/15/09	7,671	7,765
Gryphon Funding Ltd. (e)(f)(g)	4,085	2,574
Hartford Life Global Funding, 3.05% (a), 4/15/09, MTN	10,000	10,000
IBM International Group Capital LLC, 2.87% (a), 6/26/09 (d)	4,000	4,000
JP Morgan Chase & Co., Series C, 2.83% (a), 4/3/09, MTN	5,000	4,999
MassMutual Global Funding LLC, 3.06% (a), 3/19/09 (d)	5,000	5,000
MetLife Global Funding I, 3.04% (a), 5/11/09 (d)	8,000	8,000
Pacific Life Global Funding, 2.98% (a), 3/9/09 (d)	4,000	4,000
Premium Asset Trust 4-10, 2.62% (a), 3/15/09 (d)	10,000	9,976
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07 (e)(f)(g)(h)	2,269	267
Toyota Motor Credit Corp., Series B
4.40%, 10/1/08, MTN	5,000	5,009
2.43%(a), 5/11/09, MTN (c)	3,000	3,000
Wachovia Bank N.A.
4.38%, 8/15/08	2,350	2,350
2.76%(a), 10/3/08	3,000	2,995
Wal-Mart Stores, Inc., 5.75% (a), 6/1/09	5,000	5,123
Wells Fargo & Co., 4.00%, 8/15/08	5,500	5,503

Total Corporate Bonds (Amortized Cost $119,530)		119,530

Repurchase Agreements (40.2%)
ABN Amro Bank NV, 2.18%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $25,002, collateralized by U.S. Government Securities, 3.37%, 3/5/10, market value $25,501)	25,000	25,000
Deutsche Bank Securities, Inc., 2.20%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $25,002, collateralized by U.S. Government Securities, 4.80%-7.00%, 1/15/33-7/1/38, market value $25,500)	25,000	25,000
Deutsche Bank Securities, Inc., 2.20%, 8/4/08 (Date of agreement 7/28/08, Proceeds at maturity $100,024, collateralized by U.S. Government Securities, 4.80%-7.00%, 1/15/33-7/1/38, market value $102,000)	100,000	100,000

See notes to schedules of investments.

Security Description	Principal Amount	Value*
Greenwich Partners LLC, 2.19%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $75,005, collateralized by U.S. Government Securities, 6.00%, 5/15/11, market value $76,505)	$75,000	$75,000
UBS Warburg LLC, 2.19%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $53,003, collateralized by U.S. Government Securities, 0.00%, 11/1/28-8/1/37, market value $54,064)	53,000	53,000

Total Repurchase Agreements (Amortized Cost $278,000)		278,000

U.S. Government Agency Securities (32.5%)
Federal Farm Credit Bank, Series 1, 2.11% (a), 12/21/09	16,000	15,987
Federal Home Loan Bank
2.18%(b), 8/27/08	4,000	3,994
2.19%, 3/17/09	5,000	5,000
2.22%(b), 11/21/08	5,000	4,965
2.30%(a), 4/16/09	15,000	15,000
2.33%(b), 8/8/08	10,000	9,995
2.47%(b), 9/24/08	15,000	14,944
2.51%(a), 2/2/09(i)	35,000	35,000
2.64%(a), 8/5/09	5,000	5,001
2.65%, 7/2/09	6,000	6,000
Series 1
2.21%(a), 2/19/09	20,000	20,000
2.28%(a), 3/26/09	20,000	20,000
3.00%, 3/27/09, Callable 9/11/08 @ 100	30,000	29,997
Federal Home Loan Mortgage Corp., 2.65%, 6/22/09, Callable 9/2/08 @ 100, MTN	5,000	5,000
Federal National Mortgage Assoc.
2.27%(a), 9/3/09(c)	30,000	30,000
5.30%, 8/6/09, Callable 8/6/08 @ 100	4,000	4,001

Total U.S. Government Agency Securities (Amortized Cost $224,884)		224,884

U.S. Treasury Obligations (1.4%)
U.S. Treasury Bills, 2.27% (b), 7/30/09	10,000	9,772

Total U.S. Treasury Obligations (Amortized Cost $9,772)		9,772

Other (0.0%)
Irrevocable Letter of Credit with KeyCorp, expires March 31, 2009 (See note (3) in Notes to Schedules of Portfolio Investments)	—	—

Total Other (Amortized Cost $ —)		—

Total Investments (Amortized Cost $724,224) — 104.8%		724,224

Liabilities in excess of other assets — (4.8)%		(32,904)

NET ASSETS — 100.0%		$691,320

*	Value represents amortized cost except for securities noted with footnote (e).
(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/08.
(b)	Rate represents the effective yield at purchase.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(d)

Rule 144A security or other security which is restricted as to resale to institutional investors.  The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)

Rule 144A security or other security which is restricted as to resale to institutional investors.  The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value	Percent of Net Assets
Gryphon Funding Ltd.	7/17/08	$1,817	$4,085	$2,574	0.4%
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07	10/24/06	2,267	2,269	267	0.0%

(f)

Security is covered by an Irrevocable Letter of Credit with KeyCorp, an affiliate of the Advisor, as discussed more fully under “Market Events” in note (3) of the Notes to Schedules of Portfolio Investments. The value presented reflects the fair value and represents 0.4% of net assets as of 7/31/2008.

(g)	Security is issued by a structured investment vehicle.

See notes to schedules of investments.

(h)	Security is in default.
(i)	Security purchased on a “when-issued” basis.

LLC	Limited Liability Co.
MTN	Medium Term Note
PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Focused Growth Fund	July 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares or
	Principal
Security Description	Amount	Value
Commercial Paper (5.2%)
Deutsche Bank Financial LLC, 2.23% (a), 8/1/08	$609	$609

Total Commercial Paper (Amortized Cost $609)		609

Common Stocks (95.5%)
Apparel & Footwear (1.6%)
Coach, Inc. (b)	7,500	191

Biotechnology (5.0%)
Gilead Sciences, Inc. (b)	10,900	588

Chemicals (6.3%)
Monsanto Co.	4,500	536
Potash Corp. of Saskatchewan, Inc.	1,000	204
		740
Computers & Peripherals (8.3%)
Apple Computer, Inc. (b)	2,800	445
Research In Motion Ltd. (b)	4,400	541
		986
Engineering (4.0%)
ABB Ltd., ADR	18,000	472

Financial Services (10.9%)
American Express Co.	6,000	223
CME Group, Inc.	750	270
Goldman Sachs Group, Inc.	2,200	405
MasterCard, Inc., Class A	1,600	390
		1,288
Internet Business Services (5.4%)
Google, Inc., Class A (b)	850	403
Juniper Networks, Inc. (b)	9,000	234
		637
Medical Supplies (4.6%)
Stryker Corp.	8,500	546

Oil & Gas Exploration-Production & Services (3.4%)
Chesapeake Energy Corp.	1,200	60
EOG Resources, Inc.	1,300	131
Petroleo Brasileiro S.A., ADR	3,700	207
		398
Oilfield Services & Equipment (7.4%)
FMC Technologies, Inc. (b)	4,700	290
National-Oilwell Varco, Inc. (b)	4,500	354
Schlumberger Ltd.	2,200	224
		868
Pharmaceuticals (8.6%)
Allergan, Inc.	7,300	379
Celgene Corp. (b)	8,500	642
		1,021
Retail-Drug Stores (4.1%)
CVS Caremark Corp.	13,100	478

Software & Computer Services (10.8%)
Activision Blizzard, Inc. (b)	8,000	288
Adobe Systems, Inc. (b)	9,500	393
Cognizant Technology Solutions Corp., Class A (b)	12,500	351
Oracle Corp. (b)	6,500	140
Salesforce.com, Inc. (b)	1,700	108
		1,280

See notes to schedules of investments.

Security Description	Shares	Value
Steel (4.8%)
Precision Castparts Corp.	2,000	$187
United States Steel Corp.	2,400	385
		572
Telecommunications (2.8%)
America Movil S.A. de C.V., ADR	6,500	328

Telecommunications-Services & Equipment (4.9%)
QUALCOMM, Inc.	10,500	581

Transportation Services (2.6%)
Expeditors International of Washington, Inc.	8,700	309

Total Common Stocks (Cost $10,420)		11,283

Total Investments (Cost $11,029) — 100.7%		11,892

Liabilities in excess of other assets — (0.7)%		(77)

NET ASSETS — 100.0%		$11,815

(a)	Rate represents the effective yield at purchase.
(b)	Non-income producing security.

ADR	American Depositary Receipt
LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	July 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (69.9%)
Multi-family (16.3%)
Collateralized Mortgage Obligations (7.7%)
Government National Mortgage Assoc.
Series 1999-1, Class Z
6.50%, 1/20/29	$4,753	$4,952
Series 2003-108, Class BH
7.50%, 2/16/34	3,957	4,157
Series 2003-36, Class B
7.50%, 2/16/31	817	830
Series 2003-47, Class B
8.00%, 10/16/27	3,126	3,264
Series 2003-59, Class B
7.50%, 7/16/18	1,636	1,644
Series 2003-87, Class BH
7.50%, 8/16/32	7,260	7,637
		22,484
Pass-throughs (8.6%)
Government National Mortgage Assoc.
7.88%, 7/15/21 – 7/15/27	4,311	4,810
7.92%, 7/15/23	679	732
8.00%, 7/15/24 – 8/15/31	4,017	4,287
7.95%, 4/15/25	390	418
8.25%, 4/15/27 – 9/15/30	668	717
8.60%, 5/15/27	537	552
7.75%, 6/15/30 – 11/15/38	3,080	3,099
6.50%, 3/20/34 – 4/20/34	8,174	8,422
8.13%, 6/15/41	1,941	2,101
		25,138
		47,622
Single Family (53.6%)
Collateralized Mortgage Obligations (2.8%)
Government National Mortgage Assoc.
Series 1995-4, Class CQ
8.00%, 6/20/25	10	11
Series 1997-2, Class E
7.50%, 2/20/27	45	47
Series 1999-9, Class C
7.00%, 3/16/29	3,398	3,610
Series 2001-25, Class PE
7.00%, 5/20/31	4,229	4,438
		8,106
Pass-throughs (50.8%)
Government National Mortgage Assoc.
8.00%, 5/15/09 – 12/15/35	20,988	22,893
9.00%, 10/15/09 – 6/20/30	6,655	7,362
9.50%, 12/15/09 – 6/15/21	296	309
7.50%, 8/15/10 – 4/15/34	28,006	30,051
10.00%, 5/15/12 – 6/15/21	97	108
8.50%, 3/15/15 – 11/20/31	12,606	13,795
7.00%, 4/15/16 – 1/20/38	43,600	46,270
8.75%, 3/20/17	32	34
8.85%, 5/15/18 – 12/15/18	800	872
8.15%, 3/15/19 – 4/15/20	157	170
8.25%, 4/20/20 – 1/15/30	214	232
7.95%, 7/20/20	471	510
7.75%, 8/20/20 – 1/20/21	446	481
8.38%, 10/15/20	1,487	1,626
7.65%, 10/20/21 – 7/20/22	485	523
7.29%, 12/20/21 – 11/20/22	498	530
7.60%, 2/20/22	218	235

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
7.89%, 10/20/22	$1,127	$1,219
6.50%, 11/15/23 – 9/20/34	20,187	20,899
6.00%, 9/15/33	740	751
		148,870
		156,976

Total Government National Mortgage Association (Cost $204,589)		204,598

U.S. Treasury Obligations (28.7%)
U.S. Treasury Bills, 1.85% (a), 9/18/08	7,319	7,306
U.S. Treasury Bonds, 11.25%, 2/15/15	53,000	76,734

Total U.S. Treasury Obligations (Cost $83,224)		84,040

Money Market Funds (0.4%)
Federated U.S. Treasury Cash Reserve Fund, 1.48% (b)	1,115	1,115

Total Money Market Funds (Cost $1,115)		1,115

Total Investments (Cost $288,928) — 99.0%		289,753

Other assets in excess of liabilities — 1.0%		2,996

NET ASSETS — 100.0%		$292,749

(a)	Rate represents the effective yield at purchase.
(b)	Rate disclosed is the one day yield as of 7/31/08.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Government Reserves Fund	July 31, 2008
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Securities (105.7%)
Federal Farm Credit Bank
2.34%(a), 8/1/08	$39,395	$39,395
2.33%(a), 10/6/08 – 10/27/08	40,000	40,000
2.34%(a), 2/23/09	50,000	50,000
2.00%(a), 2/24/09	50,000	49,993
2.35%(a), 8/7/09	15,000	15,000
Series 1
2.11%(a), 12/21/09	34,000	33,972
Federal Home Loan Bank
1.85%(b), 8/1/08	94,615	94,615
2.28%(b), 8/4/08	15,000	14,997
2.20%(b), 8/6/08 – 8/13/08	118,550	118,497
2.33%(b), 8/8/08 – 8/19/08	112,200	112,110
2.18%(b), 8/27/08 – 11/19/08	22,000	21,914
2.47%(b), 9/24/08	25,000	24,907
2.64%(a), 10/16/08	17,000	17,005
2.22%(b), 11/21/08	20,000	19,862
2.51%(a), 2/2/09	75,000	75,000
2.60%(a), 2/18/09	20,000	20,000
2.21%(a), 2/19/09	15,000	15,000
2.19%, 3/17/09	15,000	15,000
2.28%(a), 3/26/09	25,000	25,000
Series 1
3.00%, 3/27/09, Callable 9/11/08 @ 100	50,000	49,995
2.30%(a), 4/16/09	40,000	40,000
2.65%, 7/2/09	20,000	19,999
3.13%, 7/14/09, Callable 1/14/09 @ 100	7,790	7,786
2.64%(a), 8/5/09	15,000	15,002

Total U.S. Government Agency Securities (Amortized Cost $935,049)		935,049

U.S. Treasury Obligations (2.7%)
U.S. Treasury Bills, 2.26% (b), 7/30/09	25,000	24,429

Total U.S. Treasury Obligations (Amortized Cost $24,429)		24,429

Total Investments (Amortized Cost $959,478) — 108.4%		959,478

Liabilities in excess of other assets — (8.4)%		(74,564)

NET ASSETS — 100.0%		$884,914

(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/08.
(b)	Rate represents the effective yield at purchase.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Institutional Money Market Fund	July 31, 2008
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value*
Certificate of Deposit (9.9%)
Bank of Nova Scotia NY, 5.20%, 2/20/09	$18,000	$18,220
Bank of Scotland PLC NY, 2.73%, 9/15/08	17,000	17,000
Barclays Bank PLC NY, 2.88%, 9/10/08	18,000	18,000
Bayerische Landesbank NY, 3.06%, 8/27/08	12,000	12,000
Harris N.A., 2.91% (a), 5/29/09	15,000	15,000
Landesbank Hessen - Thueringen Girozentrale, 2.74%, 9/15/08	16,000	16,000
Marshall & Ilsley Bank, 3.08% (a), 7/9/09	20,000	20,000
National City Bank, 3.06%, 8/27/08	18,000	18,000
Natixis NY Branch, 2.99% (a), 4/1/10	17,000	17,000
PNC Bank N.A., 3.02% (a), 2/23/09	18,000	17,994
UBS AG Stamford CT, 2.87%, 9/4/08	18,000	18,000

Total Certificate of Deposit (Amortized Cost $187,214)		187,214

Commercial Paper (5.3%)
International Lease Finance Corp.,(b), 8/1/08	33,000	33,000
Prudential Funding LLC, 2.20% (b), 8/15/08	35,000	34,970
Wells Fargo & Co., 2.43% (b), 8/15/08	32,000	31,970

Total Commercial Paper (Amortized Cost $99,940)		99,940

Corporate Bonds (17.3%)
Allstate Life Global Finance Trust, 3.06% (a), 3/20/09, MTN	17,000	17,000
American Express Credit Co., Series B, 2.52% (a), 4/6/09, MTN (c)	11,000	10,927
American Honda Finance, 3.01% (a), 9/18/08, MTN (d)	20,000	20,015
Bank of America N.A., 2.99% (a), 9/3/09, Callable 9/3/08 @ 100	15,000	15,000
Caterpillar Financial Services Corp., Series F, 3.70%, 8/15/08, MTN	17,800	17,789
Citigroup, Inc., 6.20%, 3/15/09	10,000	10,123
General Electric Capital Corp., Series A, 2.83% (a), 1/5/09, MTN (c)	9,600	9,612
Gryphon Funding Ltd. (e)(f)(g)	12,256	7,721
Hartford Life Global Funding, 3.05% (a), 4/15/09, MTN	25,000	25,000
IBM International Group Capital LLC, 2.87% (a), 6/26/09 (d)	11,000	11,000
JP Morgan Chase & Co., Series C, 2.83% (a), 4/3/09, MTN	18,000	17,998
MassMutual Global Funding LLC, 3.06% (a), 3/19/09 (d)	18,000	18,000
MetLife Global Funding I, 3.04% (a), 5/11/09 (d)	20,000	20,000
Pacific Life Global Funding, 2.98% (a), 3/9/09 (d)	16,000	16,000
Premium Asset Trust 4-10, 2.62% (a), 3/15/09 (d)	25,000	24,941
Procter & Gamble International Finance, 2.79% (a), 2/19/09	9,500	9,500
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07 (e)(f)(g)(h)	6,806	800
Toyota Motor Credit Corp., Series B
4.40%, 10/1/08, MTN	16,000	16,028
2.43%(a), 5/11/09, MTN	8,000	8,000
Wachovia Bank N.A.
4.38%, 8/15/08	7,000	7,001
2.76%(a), 10/3/08	9,000	8,984
Wal-Mart Stores, Inc., 5.75% (a), 6/1/09	15,000	15,368
Wells Fargo & Co., 4.00%, 8/15/08	20,000	20,011

Total Corporate Bonds (Amortized Cost $326,818)		326,818

Repurchase Agreements (35.1%)
ABN Amro Bank NV, 2.18%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $125,008, collateralized by U.S. Government Securities, 3.38%-5.25%, 4/24/09-5/15/16, market value $127,500)	125,000	125,000
Deutsche Bank Securities, Inc., 2.20%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $25,002, collateralized by U.S. Government Securities, 4.50%-7.00%, 7/1/16-6/15/38, market value $25,500)	25,000	25,000
Deutsche Bank Securities, Inc., 2.20%, 8/4/08 (Date of agreement 7/28/08, Proceeds at maturity $175,043, collateralized by U.S. Government Securities, 4.50%-7.00%, 7/1/16-6/15/38, market value $178,500)	175,000	175,000
Greenwich Partners LLC, 2.20%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $150,009, collateralized by U.S. Government Securities, 3.00%-4.25%, 11/13/08-4/15/09, market value $153,001)	150,000	150,000

See notes to schedules of investments.

Security Description	Principal Amount	Value*
UBS Warburg LLC, 2.19%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $186,011, collateralized by U.S. Government Securities, 0.00%, 8/1/34-8/1/41, market value $189,720)	$186,000	$186,000

Total Repurchase Agreements (Amortized Cost $661,000)		661,000

U.S. Government Agency Securities (34.7%)
Federal Home Loan Bank
2.18%(b), 8/27/08	11,000	10,983
2.19%, 3/17/09	25,000	25,000
2.22%(b), 11/21/08	15,000	14,897
2.33%(b), 8/8/08	30,000	29,986
2.47%(b), 9/24/08	30,000	29,889
2.51%(a), 2/2/09(i)	100,000	100,000
2.64%(a), 8/5/09	15,000	15,002
2.65%, 7/2/09	10,000	10,000
Series 1
2.21%(a), 2/19/09(c)	85,000	85,000
2.28%(a), 3/26/09	85,000	85,000
3.00%, 3/27/09, Callable 9/11/08 @ 100	100,000	99,990
Federal Home Loan Mortgage Corp.
2.45%, 4/9/09, Callable 10/9/08 @ 100	25,000	24,996
2.65%, 6/22/09, Callable 9/2/08 @ 100, MTN	13,000	13,000
Federal National Mortgage Assoc.
2.27%(a), 9/3/09	100,000	100,000
5.30%, 8/6/09, Callable 8/6/08 @ 100	10,000	10,003

Total U.S. Government Agency Securities (Amortized Cost $653,746)		653,746

U.S. Treasury Obligations (2.6%)
U.S. Treasury Bills, 2.26% (b), 7/30/09	50,000	48,858

Total U.S. Treasury Obligations (Amortized Cost $48,858)		48,858

Other (0.0%)
Irrevocable Letter of Credit with KeyCorp, expires March 31, 2009 (See note (3) in Notes to Schedules of Portfolio Investments)	—	—

Total other (Amortized Cost $—)		—

Total Investments (Amortized Cost $1,977,576) — 104.9%		1,977,576

Liabilities in excess of other assets — (4.9)%		(91,596)

NET ASSETS — 100.0%		$1,885,980

*	Value Represents amortized cost except for securities noted with footnote (e).
(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/08.
(b)	Rate represents the effective yield at purchase.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(d)

Rule 144A or other security which is restricted as to resale to institutional investors.  The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)

Rule 144A security or other security which is restricted as to resale to institutional investors.  The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value	Percent of Net Assets
Gryphon Funding Ltd.	7/17/08	$5,450	$12,256	$7,721	0.5%
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07	10/24/06	6,802	6,806	800	0.0%

(f)	Security is issued by a structured investment vehicle.
(g)

Supported by an Irrevocable Letter of Credit with KeyCorp, an affiliate of the Advisor, as discussed more fully under “Market Events” in note (3) of the Notes to Schedules of Portfolio Investments. The value presented reflects the fair value and represents 0.5% of net assets as of 7/31/08.

(h)	Security is in default.
(i)	Security purchased on a “when-issued” basis.

See notes to schedules of investments.

LLC	Limited Liability Co.
MTN	Medium Term Note
PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	July 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (1.0%)
Deutsche Bank Financial LLC, 2.23% (a), 8/1/08	$438	$438

Total Commercial Paper (Cost $438)		438

Convertible Corporate Bonds (70.4%)
Audio & Video Products (1.4%)
Dominion Resources, Inc., Convertible Subordinated Notes, Series C, 2.13%, 12/15/23, Callable 9/2/08 @ 100	525	626

Banks (3.7%)
National City Corp., Convertible Subordinated Notes, 4.00%, 2/1/11	665	473
U.S. Bancorp, Convertible Subordinated Notes, 1.23% (b), 12/11/35, Callable 9/11/08 @ 100	1,235	1,194
		1,667
Brokerage Services (1.6%)
Lockheed Martin Corp., Convertible Subordinated Notes, 2.43% (b), 8/15/33, Callable 8/15/08 @ 100	515	741

Building-Residential & Commercial (2.7%)
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24, Callable 2/16/09 @ 100	415	1,212

Casino Services (1.1%)
International Game Technology, Convertible Subordinated Notes, 2.60%, 12/15/36, Callable 12/20/09 @ 100	515	492

Computers & Peripherals (4.1%)
EMC Corp., Convertible Subordinated Notes
1.75%, 12/1/13(c)	330	380
1.75%, 12/1/13	930	1,072
NetApp, Inc., Convertible Subordinated Notes, 1.75%, 6/1/13 (c)	375	392
		1,844
Entertainment (2.1%)
Carnival Corp., Convertible Subordinated Notes, 2.00%, 4/15/21, Callable 9/11/08 @ 100	885	944

Financial Services (1.5%)
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38, Callable 8/15/13 @ 100 (c)(d)	275	261
USF&G Corp., , 3/3/09, Callable 9/11/08 @ 97.89	435	425
		686
Health Care (4.7%)
Allergan, Inc., Convertible Subordinated Notes, 1.50%, 4/1/26, Callable 4/5/11 @ 100	450	479
Medtronic, Inc., Convertible Subordinated Notes
1.63%, 4/15/13(c)	990	1,067
1.63%, 4/15/13	545	587
		2,133
Manufacturing-Miscellaneous (1.1%)
3M Co., Convertible Subordinated Notes, (b), 11/21/32, Callable 9/11/08 @ 84.50	575	482

Mining (2.5%)
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17 (c)	910	1,110

Oil & Gas Exploration-Production & Services (5.9%)
Chesapeake Energy Corp., Convertible Subordinated Notes, 2.25%, 12/15/38, Callable 12/15/18 @ 100	340	324
Nabors Industries, Inc., Convertible Subordinated Notes, 0.94%, 5/15/11	685	718

See notes to schedules of investments.

Security Description	Principal Amount	Value
Transocean, Inc., Convertible Subordinated Notes
Series C
1.50%, 12/15/37, Callable 12/20/12 @ 100	$420	$448
Series B
1.50%, 12/15/37, Callable 12/20/11 @ 100	885	944
Series A
1.63%, 12/15/37, Callable 12/20/10 @ 100	215	230
		2,664
Oil Marketing & Refining (0.9%)
Sunoco, Inc., Convertible Subordinated Notes, 6.75%, 6/15/12, Callable 9/11/08 @ 100	205	414

Oilfield Services & Equipment (8.7%)
Cameron International Corp., Convertible Subordinated Notes, 2.50%, 6/15/26, Callable 6/20/11 @ 100	455	685
Halliburton Co., Convertible Subordinated Notes
3.13%, 7/15/23(c)	190	454
3.13%, 7/15/23	640	1,529
Schlumberger Ltd., Convertible Subordinated Notes
2.13%, 6/1/23, Callable 6/6/10 @ 100(c)	90	230
2.13%, 6/1/23, Callable 6/6/10 @ 100	400	1,021
		3,919
Pharmaceuticals (10.2%)
Alza Corp., Convertible Subordinated Notes, , 7/28/20, Callable 8/27/08 @ 69.79	1,047	996
Bristol-Myers Squibb, Convertible Subordinated Notes, 2.28% (b), 9/15/23, Callable 9/21/08 @ 100	1,085	1,081
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, Series C, 0.25%, 2/1/26, Callable 9/11/08 @ 100	1,000	1,030
Teva Pharmaceutical Financial, Convertible Subordinated Notes, 1.75%, 2/1/26, Callable 2/1/11 @ 100	650	716
Wyeth, Convertible Subordinated Notes, 2.62% (b), 1/15/24, Callable 7/20/09 @ 100	800	798
		4,621
Pipelines (1.3%)
CenterPoint Energy, Inc., Convertible Subordinated Notes, 6.00%, 3/15/12, Callable 9/11/08 @ 100	586	577

Railroads (1.2%)
CSX Corp., Convertible Subordinated Notes, , 10/30/21, Callable 10/30/08 @ 87.84	230	551

Real Estate Investment Trusts (5.0%)
Hospitality Properties Trust, Convertible Subordinated Notes, 3.80%, 3/15/27, Callable 3/20/12 @ 100	575	466
ProLogis Trust, Convertible Subordinated Notes, 2.25%, 4/1/37, Callable 4/5/12 @ 100 (c)	905	790
Vornado Realty Trust, Convertible Subordinated Notes, 3.63%, 11/15/26, Callable 11/15/11 @ 100	1,080	985
		2,241
Retail-Specialty Stores (2.4%)
Best Buy Co., Inc., Convertible Subordinated Notes, 2.25%, 1/15/22, Callable 8/26/08 @ 100	570	595
TJX Cos., Inc., Convertible Subordinated Notes, , 2/13/21, Callable 9/11/08 @ 77.82	435	485
		1,080
Semiconductors (3.0%)
Intel Corp., Convertible Subordinated Notes, 2.95%, 12/15/35	1,390	1,347

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Telecommunications-Services & Equipment (3.2%)
Amdocs Ltd., Convertible Subordinated Notes, 0.50%, 3/15/24, Callable 3/20/09 @ 100	$350	$345
Nextel Communications, Inc., Convertible Subordinated Notes, 5.25%, 1/15/10, Callable 9/11/08 @ 100.58	1,135	1,100
		1,445
Transportation Services (2.1%)
GATX Corp., Convertible Subordinated Notes, 5.00%, 8/15/23, Callable 8/15/08 @ 100	510	935

Total Convertible Corporate Bonds (Cost $29,030)		31,731

Convertible Preferred Stocks (28.2%)
Banks (3.0%)
Bank of America Corp., Series L, 7.25%	1,425	1,330
		1,330
Energy (2.7%)
Chesapeake Energy Corp., 4.50%	9,500	1,216
		1,216
Financial Services (10.7%)
Citigroup, Inc., Series T, 6.50%	27,200	1,203
Fannie Mae, 5.38%	23	1,035
Huntington Bancshares, Inc., Series A, 8.50%	506	395
Lehman Brothers Holdings, Inc., Series P, 7.25%	1,215	790
Newell Financial Trust I, 5.25%	23,700	1,065
Wachovia Corp., Series L, 7.50%	405	354
		4,842
Insurance (4.5%)
American International Group, Inc., 8.50%	20,495	1,179
MetLife, Inc., 6.38%	26,500	667
XL Capital Ltd., 7.00%	25,400	194
		2,040
Office Equipment & Supplies (0.6%)
Avery Dennison Corp., 7.88%	6,500	286
		286
Pharmaceuticals (1.4%)
Schering-Plough Corp., 6.00%	3,230	634
		634
Real Estate Investment Trusts (2.4%)
HRPT Properties Trust, Series D, 6.50%	18,900	321
Simon Property Group, Inc., 6.00%	10,000	745
		1,066
Savings & Loans (2.9%)
New York Community Capital Trust V, 6.00%	18,700	832
Sovereign Capital Trust IV, 4.375%	16,000	458
		1,290
Total Convertible Preferred Stocks (Cost $15,628)		12,704

Total Investments (Cost $45,096) — 99.6%		44,873

Other assets in excess of liabilities — 0.4%		168

NET ASSETS — 100.0%		$45,041

See notes to schedules of investments.

(a)	Rate represents the effective yield at purchase.
(b)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/08.
(c)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Security purchased on a “when-issued” basis.

LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	July 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (85.5%)
Alabama (2.2%)
Sheffield, Electric Revenue, 5.00%, 7/1/20, Callable 1/1/13 @ 100, AMBAC	$680	$694
State University Revenue, 4.00%, 5/1/17, Insured by Assured Guaranty	895	895
		1,589
Arizona (6.6%)
Game & Fish Department & Commission Beneficial Interest Certificates, Administration Building Project
4.00%, 7/1/11	270	276
4.00%, 7/1/12	540	550
4.50%, 7/1/15	200	204
Maricopa County School District Number 69, Paradise Valley School Improvement, Project of 2005, Series C, GO, 3.25%, 7/1/12, Insured by Assured Guaranty	1,000	1,006
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, FSA	500	545
Mohave County Beneficial Interest Certificates, Jail Facilities Project, 3.25%, 4/1/09, Insured by Assured Guaranty	2,205	2,218
		4,799
California (6.7%)
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, MBIA	4,575	4,903

Colorado (4.0%)
State Springs Hospital Revenue
4.00%, 12/15/15, FSA	2,000	1,991
4.75%, 12/15/27, Callable 12/15/18 @ 100, FSA	1,000	960
		2,951
Connecticut (0.6%)
State Health & Educational Facilities Authority Revenue, Fairfield University Facilities, Series M
5.00%, 7/1/26, Callable 7/1/18 @ 100	125	125
5.00%, 7/1/27, Callable 7/1/18 @ 100	100	100
5.00%, 7/1/34, Callable 7/1/18 @ 100	250	248
		473
Florida (0.3%)
Broward County School Board Certificates of Participation, Series A, 4.00%, 7/1/20, Callable 7/1/18 @ 100, FSA	250	236

Illinois (4.1%)
State Educational Facilities Authority Revenue, Robert Morris College, 5.80%, 6/1/30, Callable 8/29/08 @ 100, MBIA	1,000	1,002
State Finance Authority Revenue, Alexian, Series A, 5.25%, 1/1/22, Callable 4/14/18 @ 100, FSA	2,000	1,992
		2,994
Indiana (2.8%)
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage
4.50%, 1/15/17, FSA	250	260
4.50%, 7/15/17, FSA	250	260
State Health & Educational Facilities Finance Authority Revenue, St. Francis, Series E, 5.25%, 5/15/41, Callable 5/1/18 @ 100, FSA	1,500	1,491
		2,011
Kansas (3.8%)
Olathe Health Facilities Revenue, Olathe Medical Center, 3.00%, 9/1/09	835	833
Olathe Health Facilities Revenue, Olathe Medical Center, Inc., 3.00%, 9/1/08	715	715
State Development Finance Authority Revenue, Athletic Facilities, University of Kansas, 5.00%, 6/1/20, Callable 6/1/14 @ 100	1,175	1,201
		2,749

See notes to schedules of investments.

Security Description	Principal Amount	Value
Maine (2.1%)
Westbrook, GO
5.75%, 10/1/19, Callable 10/1/10 @ 101, AMBAC	$715	$757
5.75%, 10/1/20, Callable 10/1/10 @ 101, AMBAC	730	772
		1,529
Massachusetts (5.6%)
Pittsfield, GO, 5.50%, 4/15/15, Callable 4/15/12 @ 101, MBIA(a)	2,655	2,869
State Health & Educational Facilities Authority Revenue, Emmanuel College, 5.00%, 7/1/10, MBIA	1,150	1,191
		4,060
Michigan (2.4%)
Northview Public Schools District, GO
3.50%, 5/1/09, FSA Q-SBLF	625	633
3.50%, 5/1/10, FSA Q-SBLF	400	408
4.00%, 5/1/15, FSA Q-SBLF	250	256
State Technological University Revenue, 5.00%, 10/1/38, Callable 10/1/18 @ 100, Insured by Assured Guaranty	500	486
		1,783
Minnesota (1.4%)
Bemidji Health Care Facilities First Mortgage Revenue, North County Health Services, 5.00%, 9/1/17, Callable 9/1/16 @ 100	500	507
Chaska Electric Revenue, Generating Facilities, Series A, 5.25%, 10/1/20, Callable 10/1/15 @ 100	500	519
		1,026
Missouri (1.8%)
Kearney Public Improvements, GO, 5.50%, 3/1/16, AMBAC	1,000	1,064
St. Louis Municipal Finance Corp. Lease Revenue, Series A, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	250	267
		1,331
Montana (0.2%)
State Facility Finance Authority Health Care Facilities Revenue, Glendive Medical Center, Series A, 4.50%, 7/1/23, Callable 7/1/18 @ 100	125	119

New Jersey (1.0%)
State Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center
4.00%, 7/1/10	290	295
4.00%, 7/1/11	400	406
		701
New York (1.6%)
State Dormitory Authority Revenues, Non-State Supported Debt, University of Rochester, Series A, 5.00%, 7/1/23, MBIA	175	177
State Dormitory Authority Revenues, Non-State Supported Debt, Health Quest Systems, Series B, 5.13%, 7/1/37, Callable 7/1/17 @ 100, Insured by Assured Guaranty	1,000	1,011
		1,188
North Carolina (1.1%)
East Carolina University Revenue, Series A, 5.25%, 11/1/21, AMBAC	750	808

Ohio (11.1%)
American Municipal Power, Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group	2,000	2,025
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	125	115
Franklin County Development Revenue, American Chemical Society Project, 5.13%, 10/1/08	1,000	1,003
Hamilton County Sewer System Improvements Revenue, Metropolitan Sewer District, Series A, 5.75%, 12/1/25, Callable 6/1/10 @ 101, MBIA	450	483
Harrison, GO
5.45%, 12/1/10, FGIC	150	159
5.90%, 12/1/18, Callable 12/1/10 @ 100, FGIC	250	270

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Prerefunded 12/1/16 @ 100, FSA	$1,500	$1,653
McDonald School District, GO, 6.00%, 12/1/22, Callable 12/1/10 @ 100, AMBAC	1,000	1,083
State Higher Educational Facilities Revenue, Mount Union College Project, 4.50%, 10/1/08	250	251
State Highway Capital Improvements, Series F, GO, 5.25%, 5/1/11	1,000	1,069
		8,111
Pennsylvania (7.5%)
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 5.00%, 9/1/11	2,500	2,602
Erie School District, GO, 5.80%, 9/1/29, Callable 9/1/10 @ 100, AMBAC	250	268
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,114
Mountaintop Area Joint Sanitation Authority Revenue, 5.65%, 12/15/30, Callable 12/15/10 @ 100, MBIA	250	269
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East, Series B
5.50%, 11/15/24, Callable 11/15/14 @ 100	100	112
5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,107
		5,472
South Carolina (2.7%)
Spartanburg County Regional Health Services District Revenue
Series D
4.00%, 4/15/17, Insured by Assured Guaranty	500	487
Series A
4.50%, 4/15/27, Callable 4/15/18 @ 100, Insured by Assured Guaranty	1,000	945
University of South Carolina Revenue, Series A, 5.75%, 6/1/30, Callable 6/1/20 @ 100, FGIC	500	531
		1,963
South Dakota (5.2%)
State Building Authority Revenue
4.50%, 6/1/28, Callable 6/1/18 @ 100, FSA	1,450	1,361
5.00%, 6/1/33, Callable 6/1/18 @ 100, FSA	2,500	2,468
		3,829
Texas (4.1%)
Bell County, GO
4.00%, 2/15/17, FSA	1,500	1,506
4.00%, 2/15/18, FSA	500	497
Harris County Hospital District Revenue, Series A, 5.25%, 2/15/37, Callable 2/15/17 @ 100, MBIA	1,000	994
		2,997
Washington (5.8%)
State Health Care Facilities Authority Revenue, Providence Health System, Series C, 5.25%, 10/1/33, Callable 3/19/18 @ 102, FSA(a)	3,000	3,015
Whitman County School District Number 267, Pullman, GO, 5.63%, 12/1/17, Callable 6/1/12 @ 100, FSA	1,115	1,206
		4,221
West Virginia (0.8%)
State School Building Authority Revenue, Capital Improvements, Series A, 3.75%, 7/1/09, FGIC	550	557

Total Municipal Bonds (Cost $61,257)		62,400

See notes to schedules of investments.

Investment Companies (12.3%)
BlackRock Liquidity Funds MuniFund, 2.14% (b)	1,000	$1,000
Fidelity Institutional Tax Exempt Fund, 2.16% (b)	7,992	7,992

Total Investment Companies (Cost $8,992)		8,992

Total Investments (Cost $70,249) — 97.8%		71,392

Other assets in excess of liabilities — 2.2%		1,642

NET ASSETS — 100.0%		$73,034

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(b)	Rate disclosed is the one day yield as of 7/31/08.

AMBAC	Insured by American Municipal Bond Assurance Corp.
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Federal Security Assurance
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Association
Q-SBLF	Qualified School Bond Loan Fund

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	July 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.3%)
Certificate Participation (0.9%)
Public Facilities (Convention, Sport, Public Buildings) (0.9%)
Medina City School District Certificates of Participation, School Facilities Project, 5.25%, 12/1/37, Callable 6/1/18 @ 100, Insured by Assured Guaranty	$1,000	$1,006

General Obligations (61.2%)
County, City & Special District (12.0%)
Cleveland, 5.75%, 8/1/12, MBIA	875	952
Columbus, Series A, 5.00%, 12/15/12	5,000	5,412
Erie County, 5.50%, 10/1/20, Prerefunded 10/1/10 @ 100, FGIC	250	267
North Royalton, 4.40%, 12/1/23, Callable 12/1/18 @ 100	500	488
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	790
Summit County, Series R
5.50%, 12/1/13, FGIC	250	276
5.50%, 12/1/16, FGIC	535	597
5.50%, 12/1/17, FGIC	930	1,040
5.50%, 12/1/18, FGIC	1,095	1,223
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,368
Warren County Special Assesment, 6.55%, 12/1/14	590	654
		13,067
Public Facilities (Convention, Sport, Public Buildings) (0.6%)
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	683

Public Improvements (5.6%)
Akron, 5.50%, 12/1/21, Callable 12/1/10 @ 101	510	551
Monroe, 5.00%, 12/1/24, Callable 12/1/13 @ 100, FSA	1,090	1,111
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,102
Toledo, 5.00%, 12/1/23, Callable 12/1/18 @ 100, FSA(a)	1,000	1,032
West Chester Township, Series A, 4.75%, 12/1/27, Callable 12/1/17 @ 100	220	219
		6,015
Schools & Educational Services (41.4%)
Allen East Local School District, 5.38%, 12/1/25, Callable 12/1/14 @ 100, AMBAC	1,900	2,123
Anthony Wayne Local School District, 5.75%, 12/1/30, Callable 12/1/10 @ 101, FSA	2,215	2,406
Barberton City School District, 4.50%, 12/1/33, Callable 6/1/18 @ 100, SD Credit Program(a)	900	827
Barnesville Village School District, District Credit Program, 5.75%, 12/1/22, Callable 12/1/10 @ 101	500	543
Brookfield Local School District, School Facilities Improvement, 5.25%, 1/15/36, Callable 1/15/18 @ 100, FSA	1,200	1,224
Chillicothe City School District
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,253
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,363
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,752
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	931
Cleveland Municipal School District, 5.25%, 12/1/24, Callable 6/1/14 @ 100, FSA	1,295	1,345
Columbus City School District, 4.50%, 12/1/24, Callable 12/1/17 @ 100, FSA	355	352
East Holmes Local School District, 6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC	500	552
Fairfield City School District, 7.45%, 12/1/14, FGIC	1,000	1,157
Hamilton City School District Improvements, Series A
5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC	1,200	1,300
6.15%, 12/1/16, State Aid Withholding	600	696
Jackson Local School District, 5.63%, 12/1/25, Callable 12/1/10 @ 100, FSA	1,500	1,611
Lake Local School District, Wood County, 5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA(b)	1,575	1,717
Lima City School District
6.00%, 12/1/22, Prerefunded 12/1/10 @ 102, AMBAC	1,970	2,171
6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC	30	32

See notes to schedules of investments.

Security Description	Principal Amount	Value
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Prerefunded 12/1/16 @ 100, FSA	$3,000	$3,305
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,275
Marion Local School District, 5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA	230	250
Marysville Exempt Village School District
5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	637
6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC	725	791
Minerva Local School District
5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	1,275	1,386
5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	1,425	1,480
Newcomerstown Exempt Village School Facilities, 6.25%, 12/1/23, Callable 12/1/10 @ 102, MBIA	900	972
Nordonia Hills City School District
5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC	1,500	1,616
5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC	1,500	1,619
Sidney City School District, 4.70%, 12/1/11, FGIC	200	210
Springboro Community City School District, 5.00%, 12/1/23, Callable 6/1/14 @ 100, MBIA	2,065	2,240
St. Mary’s City School District, School Facilities Construction & Improvement, 5.00%, 12/1/35, Callable 6/1/18 @ 100, FSA	1,000	995
Worthington City School District
6.00%, 12/1/10, FGIC	2,175	2,341
6.00%, 12/1/11, FGIC	2,255	2,471
		44,943
Transportation (1.0%)
Toledo, Street Improvements, 5.00%, 12/1/16, Callable 12/1/11 @ 100, MBIA	1,050	1,100

Utilities (Sewers, Telephone, Electric) (0.6%)
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	285	334
Huron County, Landfill Issue II, 5.60%, 12/1/09, Callable 6/20/08 @ 102, MBIA	320	328
		662
		66,470
Revenue Bonds (34.2%)
Hospitals, Nursing Homes & Health Care (5.1%)
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A
5.00%, 1/1/11	500	515
5.00%, 1/1/14(b)	430	443
Franklin County Hospital Revenue, The Childrens Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,387
Lucas County Hospital Revenue, 5.75%, 11/15/14, MBIA	1,785	1,802
Lucas County Hospital Revenue, Promedica Healthcare Group, Series B, 5.00%, 11/15/10, AMBAC	1,290	1,330
		5,477
Housing (5.1%)
Capital Corp. for Housing Management, Kent Gardens, Series II, 6.35%, 7/1/15, Callable 5/20/08 @ 100, MBIA	680	681
State Housing Finance Agency, Capital Fund Revenue, Series A
4.50%, 4/1/11, FSA	695	726
5.00%, 4/1/22, Callable 4/1/17 @ 100, FSA	1,000	1,039
5.00%, 4/1/27, Callable 4/1/17 @ 100, FSA	3,000	3,057
		5,503
Public Improvements (1.1%)
Cincinnati Economic Development Revenue, Series A
4.75%, 11/1/28, Callable 11/1/13 @ 102	275	270
5.00%, 11/1/38, Callable 11/1/13 @ 102	300	298
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	638
		1,206

See notes to schedules of investments.

Security Description	Principal Amount	Value
Schools & Educational Services (14.1%)
Cincinnati Technical College
5.00%, 10/1/10, AMBAC	$500	$518
5.00%, 10/1/12, AMBAC	650	679
Ohio State University General Receipts, Series A, 5.75%, 12/1/24, Prerefunded 12/1/09 @ 101	1,250	1,325
Ohio University General Receipts, Athens, Series A, 5.00%, 12/1/33, Callable 6/1/18 @ 100, FSA	1,190	1,190
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/12	400	421
5.00%, 11/15/13	250	264
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	441
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	350
State Higher Educational Facility Revenue, Case Western Reserve, Series C, 5.00%, 12/1/33, Callable 12/1/17 @ 100	1,000	983
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	632
State Higher Educational Facility Revenue, John Carroll University Project, 5.00%, 4/1/26, Callable 4/1/16 @ 100	1,980	1,973
University Toledo General Receipts Bonds, Series A
3.00%, 6/1/09, Insured by Assured Guaranty	675	682
3.25%, 6/1/11, Insured by Assured Guaranty	275	278
4.00%, 6/1/12, Insured by Assured Guaranty	350	361
3.75%, 6/1/15, Insured by Assured Guaranty	660	663
3.75%, 6/1/16, Insured by Assured Guaranty	1,160	1,150
4.25%, 6/1/23, Callable 6/1/18 @ 100, Insured by Assured Guaranty	500	477
4.25%, 6/1/24, Callable 6/1/18 @ 100, Insured by Assured Guaranty	1,250	1,180
4.25%, 6/1/25, Callable 6/1/18 @ 100, Insured by Assured Guaranty	920	857
4.38%, 6/1/26, Callable 6/1/18 @ 100, Insured by Assured Guaranty	1,000	941
		15,365
Utilities (Sewers, Telephone, Electric) (5.2%)
Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC	300	311
American Municipal Power Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group	2,000	2,025
Cleveland Public Power System Revenue, Series B
4.50%, 11/15/24, Callable 5/15/18 @ 100, MBIA	105	101
4.50%, 11/15/25, Callable 5/15/18 @ 100, MBIA	170	162
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	3,350	3,077
		5,676
Utilities-Water (3.6%)
Akron Waterworks Revenue, 5.63%, 12/1/20, Callable 6/1/10 @ 100, AMBAC	1,250	1,301
Avon Lake Water System Revenue
Series A
5.50%, 10/1/17, Callable 10/1/10 @ 100, AMBAC	420	448
5.50%, 10/1/18, Callable 10/1/10 @ 100, AMBAC	445	475
Napoleon Water System Revenue
3.50%, 12/1/09, FSA	120	122
3.75%, 12/1/13, FSA	140	141
Warren County Waterworks Revenue, Warren County Water District
5.00%, 12/1/16, Callable 12/1/12 @ 101, FSA	645	686
5.00%, 12/1/18, Callable 12/1/12 @ 101, FSA	710	748
		3,921
		37,148

Total Municipal Bonds (Cost $100,999)		104,624

See notes to schedules of investments.

Security Description	Shares	Value
Investment Companies (3.4%)
Touchstone Ohio Money Market, 1.98% (c)	3,704	$3,704

Total Investment Companies (Cost $3,704)		3,704

Total Investments (Cost $104,703) — 99.7%		108,328

Other assets in excess of liabilities — 0.3%		371

NET ASSETS — 100.0%		$108,699

(a)	Security purchased on a “when-issued” basis.
(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(c)	Rate disclosed is the one day yield as of 7/31/08.

AMBAC	Insured by American Municipal Bond Assurance Corp.
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Federal Security Assurance
MBIA	Insured by Municipal Bond Insurance Association

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Money Market Fund	July 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.2%)
Ohio (98.2%)
Akron Bath Copley, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, 2.22% (a), 11/1/34, LOC Bank One N.A.	$12,165	$12,165
Allen County, EDR, YMCA of Lima, 1.40% (a), 4/15/18, LOC Fifth Third Bank	2,700	2,700
Allen County, Hospital Facilities Revenue, Catholic Healthcare, Series D, 2.30% (a), 10/1/31, LOC Wachovia Bank N.A.	1,100	1,100
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners, Series C, 2.10% (a), 10/1/31, LOC Wachovia Bank N.A.	300	300
Ashland Water Systems Improvement Notes, GO, 3.85%, 10/16/08	2,300	2,301
Athens County, Port Authority Housing Revenue, Housing for Ohio Income Project, 2.23% (a), 6/1/32, LOC Wachovia Bank N.A.	19,800	19,800
Bellevue Hospital Facilities Revenue, Bellevue Hospital Project, 2.41% (a), 8/1/33, LOC Fifth Third Bank	1,565	1,565
Brunswick, Special Assessment Improvement, BAN, 2.45%, 4/2/09	2,030	2,033
Butler County Revenue, Lakota Family YMCA, 2.19% (a), 5/1/27, LOC PNC Bank N.A.	2,000	2,000
Butler County, Airport Improvement, GO, BAN, 4.38%, 8/7/08, AMT	2,070	2,070
Butler County, Capital Funding Revenue CCAO Low Cost Capital, Series A, 2.26% (a), 6/1/35, LOC U.S. Bank N.A.	2,765	2,765
Butler County, GO, BAN, 4.25%, 8/7/08	3,463	3,463
Butler County, Health Care Facilities Revenue, Colonial Senior Services, Inc. Project, 2.28% (a), 7/1/24, LOC U.S. Bank N.A.	3,650	3,650
Butler County, Health Care Facilities Revenue, Lifesphere Project, 2.27% (a), 5/1/30, LOC U.S. Bank N.A.	5,605	5,605
Butler County, Health Care Facilities Revenue, Refunding & Improvement, Lifesphere Project, 2.11% (a), 5/1/27, LOC U.S. Bank N.A.	2,800	2,800
Butler County, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, 2.13% (a), 9/1/37, LOC JP Morgan Chase Bank	7,900	7,900
Canal Winchester Local School District, School Facilities Construction, GO, BAN, 4.20%, 11/25/08	1,430	1,433
Clermont County, Health Care Facilities Revenue, S.E.M. Haven, Inc. Project, 2.41% (a), 11/1/25, LOC Fifth Third Bank	2,405	2,405
Cleveland Airport System Revenue, Series D, 2.28% (a), 1/1/27, LOC Westdeutsche Landesbank AG, AMT	3,965	3,965
Cleveland-Cuyahoga County, Port Authority Revenue, Carnegie/89th Garage Project, 2.13% (a), 1/1/37, LOC JP Morgan Chase Bank	13,070	13,070
Cleveland-Cuyahoga County, Port Authority Revenue, CBT Project, 2.84% (a), 6/1/31, LOC Charter One Bank N.A.	1,800	1,800
Clinton County, Airport Facilities Revenue, Wilmington Air Park, Inc., 2.17% (a), 6/1/11, LOC Wachovia Bank N.A.	6,650	6,650
Clinton County, Hospital Revenue, Memorial Hospital, 2.39% (a), 6/1/32, LOC Fifth Third Bank	900	900
Columbus Regional Airport Authority Capital Funding Revenue, OASBO Expaned Asset, Series SR, 2.26% (a), 7/1/35, LOC U.S. Bank N.A.	2,980	2,980
Columbus Regional Airport Authority Capital Funding Revenue, OASBO Program, Series A, 2.26% (a), 3/1/34, LOC U.S. Bank N.A.	1,860	1,860
Columbus-Franklin County, Finance Authority Revenue, Franklin Park Conservatory, 2.41% (a), 6/1/27, LOC Fifth Third Bank	7,100	7,100
Coshocton County, Health Care Facilities Revenue, Hartville Homes, Inc. Project, 3.13% (a), 9/1/20, LOC Bank One N.A.	2,020	2,020
Coshocton County, Memorial Hospital Project Revenue, 3.13% (a), 3/1/17, LOC Bank One Columbus N.A.	1,960	1,960
Cuyahoga Community College, TAN, 2.35%, 12/18/08	5,000	5,011
Cuyahoga County, Health Care Facilities Revenue, Jennings Center Older Project, 2.26% (a), 11/1/23, LOC Fifth Third Bank	2,200	2,200
Cuyahoga County, IDR, Horizon Activities Centers Project, 2.42% (a), 7/1/25, LOC U.S. Bank N.A.	825	825
Cuyahoga County, IDR, Progressive Plastics Project, 4.05% (a), 11/1/13, LOC Bank One Columbus N.A., AMT	505	505
Darke County, GO, BAN, 2.50%, 6/17/09	1,750	1,756
Defiance, GO, BAN, 2.50%, 4/16/09	2,000	2,008

See notes to schedules of investments.

Security Description	Principal Amount	Value
Englewood, IDR, YMCA Dayton Project, Series A, 3.13% (a), 3/1/27, LOC Bank One N.A.	$3,615	$3,615
Erie County, Health Care Facilities Revenue, Series B, 2.29% (a), 10/1/21, LOC Bank One N.A.	3,830	3,830
Findlay, GO, BAN, 2.38%, 10/21/08	1,500	1,501
Forest Park, GO, BAN, 3.75%, 12/23/08	1,655	1,659
Franklin County, EDR, Columbus Electric Funded Project, 2.28% (a), 4/1/21, LOC Bank One N.A.	1,240	1,240
Franklin County, Health Care Facilities Revenue, 3.25% (a), 11/1/19, LOC National City Bank	25	25
Franklin County, Health Care Facilities Revenue, Friendship Village of Dublin, Series B, 2.17% (a), 11/1/34, LOC Lasalle National Bank N.A.	8,800	8,800
Franklin County, Hospital Revenue, Children’s Hospital Project, Series B, 2.31% (a), 12/1/14, SPA Bank One Columbus N.A.(b)	5,500	5,500
Franklin County, Housing Revenue, Worley Terrace Apartments Project, 4.13%, 11/1/08, LOC AIG Matched Funding Corp., AMT	2,500	2,503
Franklin County, IDR, Bricker & Eckler, 1.79% (a), 11/1/14, LOC Bank One Columbus N.A.	205	205
Franklin County, Multifamily Revenue, Hanover Ridge Apartments, 2.35% (a), 12/15/30, FNMA, AMT	1,450	1,450
Grove City, Multifamily Revenue, Regency Arms Apartments, 2.40% (a), 6/15/30, FNMA, AMT	11,070	11,070
Hamilton County, EDR, Boys/Girls Club, Inc. Project, 2.24% (a), 12/1/28, LOC PNC Bank N.A.	2,300	2,300
Hamilton County, EDR, Samuel W. Bell Home Project, 2.28% (a), 4/1/22, LOC U.S. Bank N.A.	2,595	2,595
Hamilton County, Hospital Facilities Revenue, Beechwood Home for the Incurables Project, 2.28% (a), 7/1/22, LOC Star Bank	2,300	2,300
Hamilton County, Hospital Facilities Revenue, Children’s Hospital Medical Center, 2.24% (a), 5/15/28, LOC JP Morgan Chase Bank	4,700	4,700
Hamilton, GO, BAN, 4.00%, 9/11/08	4,340	4,341
Hamilton, IDR, Sensus LLC Project, 2.54% (a), 7/1/14, LOC Fifth Third Bank, AMT	3,335	3,335
Hancock County, 4.25%, 11/8/08	1,500	1,503
Hilliard, IDR, National Sign, 3.30% (a), 12/1/19, LOC Bank One N.A., AMT	1,860	1,860
Huron County, IDR, American Baler Project, 2.54% (a), 4/1/11, LOC Bank One Indianapolis, AMT (b)	500	500
Independence, GO, BAN, 2.10%, 4/30/09	3,800	3,808
Lancaster, Street Improvement, GO, BAN, 4.00%, 10/16/08	1,000	1,001
Licking County, Career & Technology Education Certificates, School Facilities Construction, GO, BAN, 4.50%, 9/10/08	1,100	1,101
Lorain County, IDR, Malt Properties Ltd. Project, 2.55% (a), 4/1/34, LOC Bank One N.A., AMT	4,252	4,252
Lucas County, Facilities Improvement Revenue, Lourdes College of Sylvania, 2.41% (a), 3/1/28, LOC Fifth Third Bank	6,000	6,000
Mansfield, Fire Station, GO, BAN, 1.95%, 4/30/09, Callable 9/8/08 @ 100	2,100	2,100
Marietta, Capital Facilities, GO, BAN, 2.50%, 5/20/09	1,008	1,012
Marietta, Water Line, BAN, 3.25%, 4/2/09	415	417
Marion, GO, BAN, 4.00%, 10/16/08	6,440	6,446
Mason, IDR, Crane Plastics Co., 2.34% (a), 2/1/33, LOC U.S. Bank N.A., AMT	4,000	4,000
Mason, Tax Increment Financing Revenue, Tylersville Crossing Project, 2.45% (a), 12/1/23, LOC Fifth Third Bank	520	520
Middletown, Refunding & Improvement, GO, 2.50%, 12/1/08, FSA	800	803
Montgomery County, Catholic Health Revenue
Series B
2.16%(a), 12/1/25, SPA Bayerische Landesbank	7,200	7,200
Series B-2
2.11%(a), 4/1/37	4,150	4,150
Montgomery County, EDR, Benjamin & Marian Project, Series B, 3.00% (a), 8/1/16, LOC National City Bank	500	500
Montgomery County, IDR, Citywide Development Corp. Project, 3.30% (a), 12/1/13, LOC Bank One Dayton N.A., AMT	1,240	1,240
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 2.28% (a), 4/1/38, FHLB	4,125	4,125

See notes to schedules of investments.

Security Description	Principal Amount	Value
Muskingham Watershed Conservancy District Revenue, 2.41% (a), 5/1/23, LOC Fifth Third Bank	$1,580	$1,580
Muskingum County, GO, BAN, 4.00%, 9/25/08	650	652
Napoleon, GO, BAN, 2.55%, 7/22/09	1,890	1,900
Penta County, Career Center, Building Construction, GO, TAN, 2.00%, 2/26/09	5,500	5,519
Pepper Pike, GO, BAN, 4.15%, 9/18/08	2,568	2,569
Perrysburg, GO, BAN
4.00%, 8/7/08	1,238	1,238
2.13%, 5/21/09	2,050	2,052
Portage County, Health Care Facilities Revenue, Coleman Professional Services, 3.13% (a), 12/1/22, LOC Bank One N.A.	3,280	3,280
Sharonville, Road Improvement, GO, BAN, 3.50%, 1/21/09	1,330	1,334
Solon, Fire Station, GO, BAN, 3.75%, 11/20/08	3,350	3,353
Solon, IDR, JTM Products, Inc. Project, 3.20% (a), 6/1/21, LOC National City Bank, AMT	40	40
Stark County, Sewer District, GO, BAN, 3.90%, 9/24/08	1,455	1,456
State Air Quality Development Authority Revenue, AK Steel, Series A, 2.28% (a), 6/1/24, LOC ABN AMRO Bank, AMT	9,000	9,000
State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp., Series A, 2.30% (a), 11/1/33, LOC Bank of Nova Scotia, AMT	10,000	10,000
State Air Quality Development Authority Revenue, Multi-Modal-Timken Project, 2.15% (a), 11/1/25, LOC Fifth Third Bank	300	300
State Air Quality Development Authority Revenue, Ohio Edison Co. Project, Series A, 2.15% (a), 2/1/14, LOC Wachovia Bank N.A.	900	900
State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy Solutions Corp., Series B, 2.15% (a), 8/1/29, LOC Bank of America N.A.	6,650	6,650
State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co., Series C, 2.30% (a), 6/1/23, LOC Wachovia Bank N.A.	335	335
State Building Authority, State Facilities Highway Safety Building, Series B, 5.00%, 10/1/08, MBIA	750	753
State Environmental Improvement Revenue, Newark Group Industrial Income Project, 2.50% (a), 12/1/26, LOC JP Morgan Chase Bank	3,050	3,050
State Higher Educational Facility Revenue, Case Western Reserve University, Series B-2, 2.15% (a), 12/1/44, LOC Bank of America N.A.	5,000	5,000
State Housing Finance Agency Mortgage Revenue, Residential Mortgage-Backed Securities, Series A, 3.60%, 9/1/08, LOC GNMA Collateral, AMT	1,500	1,501
State Pollution Control Revenue, Air Project, 2.05% (a), 5/1/22, LOC BP Amoco	700	700
State Solid Waste Revenue, BP Chemical, Inc. Project, 2.30% (a), 8/1/34, AMT	1,900	1,900
State Solid Waste Revenue, BP Exploration & Oil Project
2.30%(a), 2/1/33, AMT	1,700	1,700
2.30%(a), 8/1/34, AMT	400	400
2.30%(a), 8/1/34, AMT	1,300	1,300
State Solid Waste Revenue, BP Products North America, Series B, 2.30% (a), 8/1/34, AMT	1,130	1,130
State Water Development Authority Revenue, BAN, 2.00%, 11/6/08, Callable 10/21/08 @ 100	5,000	5,003
State Water Development Authority, Environmental Improvement Revenue, Waste Management Project, Series B, 2.35% (a), 7/1/20, LOC Bank of America N.A., AMT	1,700	1,700
State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Generation Corp., Series A, 2.18% (a), 5/15/19, LOC Barclays Bank PLC	100	100
State Water Development Authority, Pollution Control Facilities Revenue, Ohio Edison Co. Project, Series B, 2.30% (a), 9/1/18, LOC Wachovia Bank N.A., AMT	6,000	6,000
Summit County, IDR, Fiocca, Inc. Project, 2.55% (a), 6/1/16, LOC Fifth Third Bank, AMT (b)	1,180	1,180
Toledo, City Services Special Assessment Notes
2.24%(a), 6/1/09, LOC State Street B&T Co.	4,200	4,200
2.19%(a), 6/1/10, LOC State Street B&T Co.	2,000	2,000

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Trumbull County, IDR, 3.30% (a), 10/1/19, LOC Bank One Columbus N.A., AMT	$1,550	$1,550
Union County, GO, BAN, 3.50%, 12/10/08	1,000	1,002
Washington County, Hospital Revenue, Marietta Area Health, 2.41% (a), 12/1/26, LOC Fifth Third Bank	3,305	3,305
Wayne County, Health Care Facilities Revenue, West View Manor Project, 2.29% (a), 9/1/21, LOC Fifth Third Bank	3,680	3,680
West Chester Township, GO, 3.00%, 12/1/08	500	501
Wood County, Hospital Facilities Revenue, Refunding & Improvement, Hospital Association Project, 2.28% (a), 3/1/39, LOC JP Morgan Chase Bank	5,000	5,000
Wood County, IDR, Jerl Machine Project, 2.54% (a), 9/1/16, LOC Fifth Third Bank, AMT	680	680
Woodlawn, EDR, Goodwill Industrial Project
2.28%(a), 11/1/20, LOC U.S. Bank N.A.	5,370	5,370
2.28%(a), 11/1/20, LOC U.S. Bank N.A.	3,000	3,000
Zanesville, GO, BAN, 2.00%, 11/20/08	1,000	1,001
		359,036

Total Municipal Bonds (Amortized Cost $359,036)		359,036

Investment Companies (1.4%)
AIM TFIT-Tax Free Cash Reserve Portfolio, 2.01% (c)	1,943	1,943
BlackRock Ohio Municipal Money Market, 2.06% (c)	1,000	1,000
Touchstone Ohio Money Market, 1.98% (c)	2,000	2,000

Total Investment Companies (Amortized Cost $4,943)		4,943

Total Investments (Amortized Cost $363,979) — 99.6%		363,979

Other assets in excess of liabilities — 0.4%		1,564

NET ASSETS — 100.0%		$365,543

(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/08.
(b)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Rate disclosed is the one day yield as of 7/31/08.

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
EDR	Economic Development Revenue
FHLB	Insured by Federal Home Loan Bank
FNMA	Insured by Federal National Mortgage Association
FSA	Insured by Federal Security Assurance
GNMA	Insured by Government National Mortgage Association
GO	General Obligation
IDR	Industrial Development Revenue
LOC	Letter of Credit
MBIA	Insured by Municipal Bond Insurance Association
PLC	Public Liability Co.
SPA	Standby Purchase Agreement
TAN	Tax Anticipation Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Prime Obligations Fund	July 31, 2008
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value*
Certificate of Deposit (9.2%)
Bank of Nova Scotia NY, 5.20%, 2/20/09	$8,000	$8,098
Bank of Scotland PLC NY, 2.73%, 9/15/08	8,000	8,000
Barclays Bank PLC NY, 2.88%, 9/10/08	8,000	8,000
Bayerische Landesbank NY, 3.06%, 8/27/08	8,000	8,000
Harris N.A., 2.91% (a), 5/29/09	8,000	8,000
Landesbank Hessen - Thueringen Girozentrale, 2.74%, 9/15/08	7,000	7,000
Marshall & Ilsley Bank, 3.08% (a), 7/9/09	8,000	8,000
National City Bank, 3.06%, 8/27/08 (b)	9,000	9,000
Natixis NY Branch, 2.99% (a), 4/1/10	8,000	8,000
PNC Bank N.A., 3.02% (a), 2/23/09	9,000	8,997
UBS AG Stamford CT, 2.87%, 9/4/08	8,000	8,000

Total Certificate of Deposit (Amortized Cost $89,095)		89,095

Commercial Paper (5.6%)
International Lease Finance Corp., (c), 8/1/08	19,000	19,000
Prudential Funding LLC, 2.20% (c), 8/15/08	18,000	17,984
Wells Fargo & Co., 2.43% (c), 8/15/08	18,000	17,983

Total Commercial Paper (Amortized Cost $54,967)		54,967

Corporate Bonds (18.1%)
Allstate Life Global Finance Trust, 3.06% (a), 3/20/09, MTN	8,000	8,000
American Express Credit Co., Series B, 2.52% (a), 4/6/09, MTN	6,000	5,960
American Honda Finance, 3.01% (a), 9/18/08, MTN (d)	13,000	13,010
Bank of America N.A., 2.99% (a), 4/3/09, Callable 9/3/08 @ 100	6,000	6,000
Caterpillar Financial Services Corp., Series F, 3.70%, 8/15/08, MTN	23,000	22,986
Gryphon Funding Ltd. (e)(f)(g)	13,073	8,236
Hartford Life Global Funding, 3.05% (a), 4/15/09, MTN	15,000	15,000
IBM International Group Capital LLC, 2.87% (a), 6/26/09 (d)	7,000	7,000
JP Morgan Chase & Co., Series C, 2.83% (a), 4/3/09, MTN	8,000	7,999
MassMutual Global Funding LLC, 3.06% (a), 3/19/09 (d)	8,000	8,000
MetLife Global Funding I, 3.04% (a), 5/11/09 (d)	12,000	12,000
Pacific Life Global Funding, 2.98% (a), 3/9/09 (d)	8,000	8,000
Premium Asset Trust 4-10, 2.62% (a), 3/15/09 (d)	15,000	14,964
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07 (e)(f)(g)(h)	7,260	853
Toyota Motor Credit Corp., Series B
4.40%, 10/1/08, MTN	7,000	7,012
2.43%(a), 5/11/09, MTN	4,000	4,000
Wachovia Bank N.A.
4.38%, 8/15/08	4,000	4,001
2.76%(a), 10/3/08	4,750	4,742
Wal-Mart Stores, Inc., 5.75% (a), 6/1/09	8,000	8,196
Wells Fargo & Co., 4.00%, 8/15/08	10,000	10,006

Total Corporate Bonds (Amortized Cost $175,965)		175,965

Repurchase Agreements (35.7%)
ABN Amro Bank NV, 2.18%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $25,002, collateralized by U.S. Government Securities, 3.38%, 3/5/10, market value $25,501)	25,000	25,000
Deutsche Bank Securities, Inc., 2.20%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $25,002, collateralized by U.S. Government Securities, 3.86%-7.00%, 6/1/20-6/1/47, market value $25,500)	25,000	25,000
Deutsche Bank Securities, Inc., 2.20%, 8/4/08 (Date of agreement 7/28/08, Proceeds at maturity $150,037, collateralized by U.S. Government Securities, 3.86%-7.00%, 6/1/20-6/1/47, market value $153,000)	150,000	150,000
Greenwich Partners LLC, 2.20%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $100,006, collateralized by U.S. Government Securities, 3.00%-6.00%, 4/15/09-5/15/11, market value $102,001)	100,000	100,000

See notes to schedules of investments.

Security Description	Principal Amount	Value*
UBS Warburg LLC , 2.19%, 8/1/08 (Date of agreement 7/31/08, Proceeds at maturity $47,403, collateralized by U.S. Government Securities, 0.00%, 2/1/16-8/1/37, market value $48,349)	$47,400	$47,400

Total Repurchase Agreements (Amortized Cost $347,400)		347,400

U.S. Government Agency Securities (34.9%)
Federal Home Loan Bank
2.18%(c), 8/27/08	6,000	5,991
2.19%, 3/17/09	10,000	10,000
2.22%(c), 11/21/08	8,000	7,945
2.33%(c), 8/8/08	20,000	19,991
2.47%(c), 9/24/08	20,000	19,926
2.59%(a), 2/2/09(i)	65,000	65,000
2.64%(a), 8/5/09	7,000	7,001
2.65%, 7/2/09(b)	10,000	9,999
Series 1
2.21%(a), 2/19/09	40,000	40,000
2.28%(a), 3/26/09	40,000	40,000
3.00%, 3/27/09, Callable 9/11/08 @ 100	50,000	49,995
Federal Home Loan Mortgage Corp., 2.65%, 6/22/09, Callable 9/2/08 @ 100, MTN	8,000	8,000
Federal National Mortgage Assoc.
2.27%(a), 9/3/09(b)	50,000	50,000
5.30%, 8/6/09, Callable 8/6/08 @ 100	6,000	6,002

Total U.S. Government Agency Securities (Amortized Cost $339,850)		339,850

U.S. Treasury Obligations (2.5%)
U.S. Treasury Bills, 2.26% (c), 7/30/09	25,000	24,429

Total U.S. Treasury Obligations (Amortized Cost $24,429)		24,429

Other (0.0%)
Irrevocable Letter of Credit with KeyCorp, expires March 31, 2009 (See note (3) in Notes to Schedules of Portfolio Investments)	—	—

Total Other (Amortized Cost $—)		—

Total Investments (Amortized Cost $1,031,706) — 106.0%		1,031,706

Liabilities in excess of other assets — (6.0)%		(58,213)

NET ASSETS — 100.0%		$973,493

*	Value represents amortized cost except for securities noted with footnote (e).
(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/08.
(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(c)	Rate represents the effective yield at purchase.
(d)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)

Rule 144A security or other security which is resticted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value	Percent of Net Assets
Gryphon Funding Ltd.	7/17/08	$5,814	$13,073	$8,236	0.8%
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07	10/24/06	7,256	7,260	853	0.1%

(f)	Security is issued by a structured investment vehicle.
(g)

Supported by an Irrevocable Letter of Credit with KeyCorp, an affiliate of the Advisor, as discussed more fully under “Market Events” in note (3) of the Notes to Schedules of Portfolio Investments. The value presented reflects the fair value and represents 0.9% of net assets as of 7/31/08.

(h)	Security is in default.
(i)	Security purchased on a “when-issued” basis.

LLC	Limited Liability Co.
MTN	Medium Term Note
PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	July 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (10.8%)
Deutsche Bank Financial LLC, 2.23% (a), 8/1/08	$42,635	$42,632

Total Commercial Paper (Amortized Cost $42,635)		42,632

Common Stocks (88.3%)
Apparel & Footwear (0.8%)
Carter’s, Inc. (b)(c)	186,000	3,075

Automotive (0.9%)
Group 1 Automotive, Inc. (b)	185,000	3,635

Automotive Parts (2.3%)
ATC Technology Corp. (c)	190,000	4,773
Commercial Vehicle Group, Inc. (c)	437,000	4,226
		8,999
Banks (2.3%)
First Midwest Bancorp, Inc. (b)	143,000	2,936
Hancock Holding Co. (b)	65,000	2,918
Independent Bank Corp.	126,000	3,296
		9,150
Brokerage Services (1.0%)
Investment Technology Group, Inc. (c)	94,500	2,811
Waddell & Reed Financial, Inc., Class A	38,000	1,269
		4,080
Brokerage Services (1.3%)
Lazard Ltd., Class A	128,000	5,224

Building Materials (1.3%)
ABM Industries, Inc.	145,300	3,477
Texas Industries, Inc. (b)	31,000	1,603
		5,080
Chemicals (2.8%)
A. Schulman, Inc.	175,176	4,069
Olin Corp. (b)	108,000	3,212
Rockwood Holdings, Inc. (c)	98,000	3,739
		11,020
Coal (0.5%)
Foundation Coal Holdings, Inc.	33,500	1,990

Commercial Services (1.2%)
Steiner Leisure Ltd. (c)	147,000	4,542

Computers & Peripherals (2.0%)
NETGEAR, Inc. (c)	318,000	4,817
Xyratex Ltd. (c)	196,000	2,905
		7,722
Consulting Services (0.6%)
Watson Wyatt Worldwide, Inc., Class A	39,500	2,289

Electrical Components & Equipment (2.4%)
American Science & Engineering, Inc. (b)	76,000	4,295
Gentex Corp.	328,000	5,071
		9,366
Electrical Equipment (0.6%)
Regal-Beloit Corp.	58,000	2,421

See notes to schedules of investments.

Security Description	Shares	Value
Electronics (7.8%)
Advanced Energy Industries, Inc. (c)	318,000	$4,395
Analogic Corp.	44,500	3,256
Benchmark Electronics, Inc. (c)	315,000	4,611
CTS Corp.	332,026	4,270
Hubbell, Inc., Class B	68,590	2,892
Orbotech Ltd. (c)	401,000	4,716
Plexus Corp. (c)	95,500	2,722
TTM Technologies, Inc. (b)(c)	350,000	3,937
		30,799
Financial Services (2.4%)
Apollo Investment Corp. (b)	254,200	4,049
Knight Capital Group, Inc., Class A (b)(c)	179,000	2,934
Piper Jaffray Cos., Inc. (b)(c)	70,000	2,485
		9,468
Health Care (2.0%)
Chemed Corp. (b)	66,000	2,825
Lincare Holdings, Inc. (b)(c)	129,000	4,156
MedCath Corp. (c)	43,000	803
		7,784
Insurance (4.5%)
Aspen Insurance Holdings Ltd.	125,966	3,198
Delphi Financial Group, Inc. (b)	133,537	3,332
Max Re Capital Ltd. (b)	164,000	3,849
Safety Insurance Group, Inc. (b)	68,000	2,888
Zenith National Insurance Corp. (b)	135,000	4,645
		17,912
Internet (1.8%)
EarthLink, Inc. (c)	348,000	3,132
Websense, Inc. (b)(c)	199,000	4,153
		7,285
Machine-Diversified (1.9%)
Gardner Denver, Inc. (b)(c)	58,000	2,645
Kadant, Inc. (c)	87,000	1,861
Kennametal, Inc.	97,000	2,886
		7,392
Machinery-Construction & Mining (0.8%)
Astec Industries, Inc. (c)	100,000	3,192

Manufacturing-Diversified (1.9%)
A.O. Smith Corp. (b)	115,000	4,565
Federal Signal Corp. (b)	207,000	2,975
		7,540
Manufacturing-Miscellaneous (3.2%)
AptarGroup, Inc.	71,500	2,767
Lancaster Colony Corp.	87,000	2,828
Matthews International Corp. (b)	46,900	2,341
Portec Rail Products, Inc.	218,251	2,591
The Toro Co. (b)	70,000	2,278
		12,805
Medical Equipment & Supplies (0.8%)
STERIS Corp.	93,000	3,178

Metal Fabrication (0.8%)
Mueller Industries, Inc. (b)	129,000	3,311

Oil & Gas Exploration-Production & Services (4.7%)
Callon Petroleum Co. (b)(c)	93,000	2,138
Cimarex Energy Co. (b)	38,000	1,980
Comstock Resources, Inc. (b)(c)	19,900	1,214
Grey Wolf, Inc. (b)(c)	396,000	3,382
Mariner Energy, Inc. (c)	94,000	2,487

See notes to schedules of investments.

Security Description	Shares	Value
Rosetta Resources, Inc. (b)(c)	99,000	$2,339
St. Mary Land & Exploration Co. (b)	58,436	2,487
Swift Energy Co. (b)(c)	46,000	2,338
		18,365
Oil Marketing & Refining (1.0%)
Holly Corp. (b)	131,000	3,744

Oilfield Services & Equipment (2.5%)
Cal Dive International, Inc. (b)(c)	413,923	4,433
Lufkin Industries, Inc. (b)	24,564	2,191
RPC, Inc. (b)	182,000	3,129
		9,753
Pharmaceuticals (0.6%)
Medicis Pharmaceutical Corp., Class A (b)	134,000	2,460

Real Estate Investment Trusts (4.9%)
Annaly Capital Management, Inc. (b)	175,000	2,637
Cousins Properties, Inc. (b)	136,000	2,988
Healthcare Realty Trust, Inc. (b)	164,000	4,758
LaSalle Hotel Properties (b)	146,000	3,316
LTC Properties, Inc. (b)	107,000	3,128
MFA Mortgage Investments, Inc.	421,000	2,715
		19,542
Restaurants (2.6%)
Bob Evans Farms, Inc.	105,000	3,007
Jack in the Box, Inc. (b)(c)	137,000	2,957
Panera Bread Co., Class A (b)(c)	84,000	4,208
		10,172
Retail-Apparel/Shoe (2.3%)
Brown Shoe Co., Inc.	325,000	5,246
Charlotte Russe Holding, Inc. (b)(c)	298,000	3,862
		9,108
Retail-Specialty Stores (0.8%)
Cato Corp., Class A (b)	183,000	3,274

Schools & Educational Services (1.1%)
Universal Technical Institute, Inc. (b)(c)	303,000	4,448

Semiconductors (7.0%)
ATMI, Inc. (c)	186,000	4,191
Brooks Automation, Inc. (b)(c)	482,000	3,764
Emulex Corp. (b)(c)	283,000	3,189
Fairchild Semiconductor International, Inc. (c)	405,000	4,921
Mattson Technology, Inc. (c)	831,000	3,748
MKS Instruments, Inc. (b)(c)	194,500	4,007
Standard Microsystems Corp. (b)(c)	142,000	3,766
		27,586
Software & Computer Services (1.6%)
SI International, Inc. (c)	184,000	3,363
SRA International, Inc., Class A (b)(c)	142,000	3,117
		6,480
Staffing (4.1%)
Adminstaff, Inc. (b)	142,000	4,077
AMN Healthcare Services, Inc. (b)(c)	258,000	4,876
Heidrick & Struggles International, Inc. (b)	107,000	3,035
Korn/Ferry International (c)	87,000	1,522
MPS Group, Inc. (b)(c)	229,000	2,638
		16,148

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Transportation Services (3.9%)
Arkansas Best Corp. (b)	101,000	$3,751
Celadon Group, Inc. (b)(c)	284,000	3,758
Genesee & Wyoming, Inc., Class A (b)(c)	106,000	4,290
Old Dominion Freight Line, Inc. (c)	99,000	3,633
		15,432
Utilities-Electric (1.9%)
ALLETE, Inc. (b)	110,000	4,682
Black Hills Corp. (b)	87,000	2,807
		7,489
Utilities-Natural Gas (1.4%)
Energen Corp.	37,300	2,245
WGL Holdings, Inc.	98,000	3,384
		5,629

Total Common Stocks (Cost $350,852)		348,889

Investment Companies (2.2%)
iShares Russell 2000 Value Index Fund (b)	42,000	2,783
iShares S&P SmallCap 600 Index Fund (b)	60,000	3,685
KBW Regional Banking ETF	70,000	2,122

Total Investment Companies (Cost $8,274)		8,590

Short-Term Securities Held as Collateral for Securities Lending (33.2%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$131,365	131,365

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $131,365)		131,365

Total Investments (Cost $533,126) — 134.5%		531,476

Liabilities in excess of other assets — (34.5)%		(136,220)

NET ASSETS — 100.0%		$395,256

(a)	Rate represents the effective yield at purchase.
(b)	A portion or all of the security was held on loan.
(c)	Non-income producing security.

LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	July 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (7.1%)
Deutsche Bank Financial LLC, 2.23% (a), 8/1/08	$90,302	$90,297

Total Commercial Paper (Amortized Cost $90,302)		90,297

Common Stocks (92.9%)
Aerospace/Defense (1.8%)
Hexcel Corp. (b)(c)	1,227,846	23,304

Automotive Parts (1.4%)
BorgWarner, Inc.	439,015	17,701

Banks (2.7%)
City National Corp. (c)	326,302	16,031
Colonial BancGroup, Inc.	2,648,722	17,641
		33,672
Brokerage Services (0.5%)
Lehman Brothers Holdings, Inc. (c)	337,200	5,847

Casinos & Gaming (1.0%)
Melco Crown Entertainment Ltd., ADR (b)(c)	2,107,354	13,023

Chemicals (6.4%)
Celanese Corp., Series A	667,825	25,731
CF Industries Holdings, Inc.	57,630	9,420
Intrepid Potash, Inc. (b)	192,900	10,668
PPG Industries, Inc.	423,075	25,655
Zoltek Cos., Inc. (b)	422,186	9,423
		80,897
Coal (1.7%)
Arch Coal, Inc.	145,700	8,204
Peabody Energy Corp. (c)	195,433	13,221
		21,425
Consulting Services (2.4%)
Watson Wyatt Worldwide, Inc., Class A (c)	518,587	30,047

Electrical Equipment (1.5%)
American Superconductor Corp. (b)	493,533	19,490

Energy-Alternative Sources (1.0%)
Suntech Power Holdings Co., Ltd., ADR (b)(c)	391,989	13,116

Engineering (1.2%)
Jacobs Engineering Group, Inc. (b)(c)	196,407	15,190

Financial Services (3.1%)
Affiliated Managers Group, Inc. (b)(c)	188,600	16,295
Ameriprise Financial, Inc.	545,590	23,188
		39,483
Food Processing & Packaging (1.9%)
H.J. Heinz Co.	300,889	15,159
McCormick & Co., Inc. (c)	214,463	8,600
		23,759
Health Care (1.8%)
Humana, Inc. (b)(c)	524,270	23,021

Home Builders (1.0%)
Pulte Homes, Inc. (c)	1,063,800	12,989

Hotels & Motels (1.4%)
Orient-Express Hotels Ltd. (c)	529,584	17,630

See notes to schedules of investments.

Security Description	Shares	Value
Insurance (2.2%)
Principal Financial Group (c)	652,000	$27,716

Iron/Steel (2.1%)
Commercial Metals Co.	869,552	25,956

Machinery-Construction & Mining (1.1%)
Astec Industries, Inc. (b)(c)	418,075	13,345

Manufacturing-Capital Goods (0.4%)
Cooper Industries Ltd.	115,700	4,879

Manufacturing-Miscellaneous (6.1%)
Harsco Corp.	601,095	32,519
ITT Industries, Inc. (c)	103,200	6,910
Kaydon Corp. (c)	156,039	7,400
Textron, Inc.	394,550	17,151
Trinity Industries, Inc.	356,374	13,414
		77,394
Media (1.0%)
Discovery Holding Co., Class A (b)	639,460	12,712

Medical Supplies (1.7%)
Hologic, Inc. (b)(c)	506,500	9,355
Mine Safety Appliances Co. (c)	351,225	11,604
		20,959
Medical-Information Systems (1.1%)
Cerner Corp. (b)	318,019	14,203

Mining (0.5%)
Kinross Gold Corp. (c)	316,779	5,750

Oil & Gas Exploration-Production & Services (4.6%)
Chesapeake Energy Corp. (c)	63,100	3,164
Denbury Resources, Inc. (b)(c)	360,793	10,153
Nexen, Inc. (c)	397,550	12,579
Noble Corp. (c)	186,050	9,650
Range Resources Corp.	193,567	9,400
Whiting Petroleum Corp. (b)(c)	147,100	13,779
		58,725
Oil Marketing & Refining (0.3%)
Tesoro Corp. (c)	259,000	3,999

Oilfield Services & Equipment (1.6%)
BJ Services Co.	280,178	8,237
Cameron International Corp. (b)	245,100	11,706
		19,943
Pharmaceuticals (3.0%)
AmerisourceBergen Corp.	359,950	15,071
Perrigo Co.	309,782	10,914
Pharmaceutical Product Development, Inc.	320,852	12,237
		38,222
Pipelines (1.0%)
National Fuel Gas Co. (c)	241,800	12,039

Real Estate Investment Trusts (3.5%)
HCP, Inc. (c)	493,910	17,815
ProLogis	243,070	11,881
SL Green Realty Corp. (c)	170,719	14,228
		43,924
Restaurants (1.3%)
Chipotle Mexican Grill, Inc., Class B (b)	253,597	16,235

See notes to schedules of investments.

Security Description	Shares	Value
Retail-Department Stores (3.3%)
Kohl’s Corp. (b)(c)	605,130	$25,361
Nordstrom, Inc. (c)	587,145	16,875
		42,236
Retail-Discount (0.5%)
TJX Cos., Inc.	188,597	6,358

Savings & Loans (1.5%)
New York Community Bancorp, Inc. (c)	1,113,509	18,506

Semiconductors (5.5%)
Cypress Semiconductor Corp. (b)(c)	903,564	24,622
Intersil Corp., Class A (c)	708,748	17,102
Maxim Integrated Products, Inc.	683,800	13,430
MEMC Electronic Materials, Inc. (b)(c)	316,389	14,620
		69,774
Software & Computer Services (2.3%)
F5 Networks, Inc. (b)	433,916	12,649
Synopsys, Inc. (b)	709,750	17,048
		29,697
Steel (4.0%)
Allegheny Technologies, Inc.	367,250	17,367
Cleveland-Cliffs, Inc.	209,966	22,763
Nucor Corp.	182,893	10,465
		50,595
Telecommunications-Services & Equipment (1.1%)
Harris Corp.	298,953	14,395

Transportation Services (1.0%)
Genesee & Wyoming, Inc., Class A (b)(c)	326,000	13,193

Utilities-Electric (5.0%)
Edison International	338,450	16,361
MDU Resources Group, Inc.	663,114	21,160
Wisconsin Energy Corp.	571,528	25,787
		63,308
Utilities-Natural Gas (2.5%)
Energen Corp.	161,092	9,698
Southern Union Co.	859,650	22,454
		32,152
Utilities-Water (1.7%)
American Water Works Co., Inc. (b)(c)	479,175	9,224
Aqua America, Inc. (c)	768,700	12,184
		21,408
Wire & Cable Products (2.2%)
General Cable Corp. (b)(c)	484,173	27,903

Total Common Stocks (Cost $1,207,904)		1,176,120

See notes to schedules of investments.

Security Description	Principal Amount	Value
Investment Companies (2.0%)
iShares Russell Midcap Index Fund(c), 0.36%	134,000	$12,469
iShares S&P MidCap 400 Index Fund(c), 0.26%	158,000	12,649

Total Investment Companies (Cost $25,036)		25,118

Short-Term Securities Held as Collateral for Securities Lending (29.4%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$371,806	371,806

Total Short-Term Securities Held as Collateral for Securities Lending (Amortized Cost $371,806)		371,806

Total Investments (Cost $1,695,048) — 131.4%		1,663,341

Liabilities in excess of other assets — (31.4)%		(397,742)

NET ASSETS — 100.0%		$1,265,599

(a)	Rate represents the effective yield at purchase.
(b)	Non-income producing security.
(c)	A portion or all of the security was held on loan.

ADR	American Depositary Receipt
LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Stock Index Fund	July 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (3.7%)
Deutsche Bank Financial LLC, 2.23% (a), 8/1/08	$1,999	$1,999

Total Commercial Paper (Amortized Cost $1,999)		1,999

Common Stocks (94.3%)
Advertising (0.2%)
Interpublic Group of Cos., Inc. (b)	2,210	19
Omnicom Group, Inc.	1,500	64
		83
Aerospace/Defense (2.4%)
B.F. Goodrich Co.	586	29
Boeing Co.	3,519	215
General Dynamics Corp.	1,866	166
Honeywell International, Inc.	3,473	177
Lockheed Martin Corp.	1,582	165
Northrop Grumman Corp.	1,602	108
Raytheon Co., Class B	1,981	113
Rockwell Collins, Inc.	753	37
United Technologies Corp.	4,558	292
		1,302
Agricultural Operations (0.2%)
Archer-Daniels-Midland Co.	3,016	86

Airlines (0.1%)
Southwest Airlines Co.	3,427	53

Aluminum (0.2%)
Alcoa, Inc.	3,817	129

Apparel & Footwear (0.4%)
Coach, Inc. (b)	1,598	41
Jones Apparel Group, Inc.	406	7
Liz Claiborne, Inc.	444	6
Nike, Inc., Class B	1,777	104
Polo Ralph Lauren Corp.	270	16
VF Corp.	409	29
		203
Audio & Video Products (0.0%)
Harman International Industries, Inc.	272	11

Automotive (0.3%)
AutoNation, Inc. (b)	627	7
Ford Motor Co. (b)	10,500	50
General Motors Corp.	2,651	29
PACCAR, Inc.	1,710	72
		158
Automotive Parts (0.2%)
Eaton Corp.	881	62
Genuine Parts Co.	767	31
		93
Banks (5.7%)
Bank of America Corp.	21,350	702
Bank of New York Mellon Corp.	5,357	190
BB & T Corp.	2,561	72
Comerica, Inc.	705	20
Fifth Third Bancorp	2,692	38
First Horizon National Corp.	875	8
Huntington Bancshares, Inc.	1,715	12
JPMorgan Chase & Co.	16,171	657

See notes to schedules of investments.

Security Description	Shares	Value
KeyCorp (c)	2,274	$24
M&T Bank Corp.	361	25
Marshall & Ilsley Corp.	1,214	18
National City Corp.	3,561	17
Northern Trust Corp.	897	70
PNC Financial Services Group, Inc.	1,620	116
Regions Financial Corp.	3,254	31
State Street Corp.	1,998	143
SunTrust Banks, Inc.	1,649	68
U.S. Bancorp	8,151	250
Wachovia Corp.	10,011	173
Wells Fargo & Co.	15,467	468
Zions Bancorporation	504	15
		3,117
Beverages (2.4%)
Anheuser-Busch Cos., Inc.	3,339	226
Brown-Forman Corp., Class B	395	28
Coca Cola Enterprises, Inc.	1,347	23
Coca-Cola Co.	9,355	482
Constellation Brands, Inc., Class A (b)	915	20
Molson Coors Brewing Co.	655	35
Pepsi Bottling Group, Inc.	634	18
PepsiCo, Inc.	7,428	494
		1,326
Biotechnology (1.4%)
Amgen, Inc. (b)	5,099	319
Applied Biosystems, Inc.	790	29
Biogen Idec, Inc. (b)	1,372	96
Genzyme Corp. (b)	1,252	96
Gilead Sciences, Inc. (b)	4,320	233
		773
Brokerage Services (0.8%)
Charles Schwab Corp.	4,349	99
Lehman Brothers Holdings, Inc.	3,262	57
Merrill Lynch & Co., Inc.	4,614	123
Thermo Fisher Scientific, Inc. (b)	1,959	118
Waters Corp. (b)	469	32
		429
Building Materials (0.1%)
Masco Corp.	1,694	28
Vulcan Materials Co.	513	33
		61
Building-Residential & Commercial (0.1%)
Centex Corp.	578	9
D.R. Horton, Inc.	1,287	14
KB Home	361	6
		29
Casino Services (0.1%)
International Game Technology	1,450	31

Chemicals (1.9%)
Air Products & Chemicals, Inc.	987	94
Ashland, Inc.	262	11
Dow Chemical Co.	4,357	145
E.I. du Pont de Nemours and Co.	4,218	185
Eastman Chemical Co.	357	21
Hercules, Inc.	530	11
Monsanto Co.	2,570	306
PPG Industries, Inc.	768	47
Praxair, Inc.	1,466	137
Rohm & Haas Co.	587	44
Sigma-Aldrich Corp.	604	37
		1,038

See notes to schedules of investments.

Security Description	Shares	Value
Coal (0.3%)
Consol Energy, Inc.	856	$64
Massey Energy Co.	377	28
Peabody Energy Corp.	1,272	86
		178
Commercial Services (0.3%)
Cintas Corp.	612	17
Convergys Corp. (b)	579	7
Ecolab, Inc.	822	37
Fidelity National Information Services, Inc.	804	15
Lender Processing Services, Inc. (b)	402	14
Moody’s Corp.	951	33
Paychex, Inc.	1,502	50
		173
Computers & Peripherals (5.9%)
Apple Computer, Inc. (b)	4,129	656
Cisco Systems, Inc. (b)	27,664	608
Computer Sciences Corp. (b)	708	34
Dell, Inc. (b)	9,464	233
Electronic Data Systems Corp.	2,355	58
EMC Corp. (b)	9,681	145
Hewlett-Packard Co.	11,550	517
International Business Machines Corp.	6,432	823
Lexmark International Group, Inc. (b)	446	16
NetApp, Inc. (b)	1,609	41
SanDisk Corp. (b)	1,052	15
Sun Microsystems, Inc. (b)	3,661	39
Teradata Corp. (b)	842	20
Unisys Corp. (b)	1,668	6
		3,211
Consumer Products (0.5%)
Clorox Co.	646	35
Colgate-Palmolive Co.	2,378	177
Fortune Brands, Inc.	720	41
Newell Rubbermaid, Inc.	1,297	21
		274
Containers & Packaging (0.1%)
Ball Corp.	458	21
Bemis, Inc.	467	13
Pactiv Corp. (b)	612	15
Sealed Air Corp.	750	16
		65
Cosmetics & Toiletries (2.1%)
Avon Products, Inc.	1,999	85
Estee Lauder Cos., Class A	536	24
International Flavor & Fragance, Inc.	377	15
Kimberly-Clark Corp.	1,960	113
Procter & Gamble Co.	14,298	936
		1,173
Cruise Lines (0.1%)
Carnival Corp.	2,045	76

Data Processing (0.0%)
Total System Services, Inc.	928	18

Distribution/Wholesale (0.2%)
Costco Wholesale Corp.	2,029	127

See notes to schedules of investments.

Security Description	Shares	Value
E-Commerce & Services (0.3%)
Amazon.com, Inc. (b)	1,447	$111
IAC/InterActiveCorp (b)	849	15
Monster Worldwide, Inc. (b)	582	10
		136
Electrical Equipment (0.4%)
Emerson Electric Co.	3,656	178
W.W. Grainger, Inc.	305	27
		205
Electronics (2.9%)
General Electric Co.	46,679	1,320
Johnson Controls, Inc.	2,779	84
L-3 Communications Holdings, Inc.	574	57
Millipore Corp. (b)	258	18
Molex, Inc.	652	16
PerkinElmer, Inc.	554	16
Tyco Electronics Ltd.	2,239	74
		1,585
Engineering (0.1%)
Fluor Corp.	830	67

Engineering (0.1%)
Jacobs Engineering Group, Inc. (b)	570	44

Entertainment (0.5%)
The Walt Disney Co.	8,922	271

Environmental Control (0.2%)
Allied Waste Industries, Inc. (b)	1,580	19
Waste Management, Inc.	2,298	82
		101
Financial & Insurance (0.0%)
MBIA, Inc.	994	6

Financial Services (3.7%)
American Express Co.	5,425	201
Ameriprise Financial, Inc.	1,040	44
Capital One Financial Corp.	1,757	73
CIT Group, Inc.	1,324	11
Citigroup, Inc.	25,496	476
CME Group, Inc.	255	92
Discover Financial Services	2,245	33
E*TRADE Financial Corp. (b)	2,215	7
Equifax, Inc.	607	21
Fannie Mae	4,984	57
Federated Investors, Inc., Class B	406	13
Freddie Mac	3,029	25
Goldman Sachs Group, Inc.	1,846	340
H&R Block, Inc.	1,524	37
IntercontinentalExchange, Inc. (b)	330	33
Janus Capital Group, Inc.	686	21
Legg Mason, Inc.	661	27
Marsh & McLennan Cos., Inc.	2,396	68
Morgan Stanley	5,185	205
NYSE Euronext	1,241	59
SLM Corp. (b)	2,186	37
T. Rowe Price Group, Inc.	1,216	73
Western Union Co.	3,465	96
		2,049
Food Distributors, Supermarkets & Wholesalers (0.5%)
Kroger Co.	3,098	88
Safeway, Inc.	2,051	55
SUPERVALU, Inc.	994	25
Sysco Corp.	2,813	80
		248

See notes to schedules of investments.

Security Description	Shares	Value
Food Processing & Packaging (1.4%)
Campbell Soup Co.	1,009	$37
ConAgra, Inc.	2,284	50
Dean Foods Co. (b)	712	15
General Mills, Inc.	1,569	101
H.J. Heinz Co.	1,476	74
Hershey Foods Corp.	787	29
Kellogg Co.	1,189	63
Kraft Foods, Inc., Class A	7,100	226
McCormick & Co., Inc.	600	24
Sara Lee Corp.	3,308	45
Tyson Foods, Inc., Class A	1,280	19
Wm. Wrigley Jr. Co.	1,005	79
		762
Forest Products & Paper (0.2%)
International Paper Co.	2,003	55
MeadWestvaco Corp.	814	22
Weyerhaeuser Co.	989	53
		130
Health Care (1.0%)
Coventry Health Care, Inc. (b)	710	25
Humana, Inc. (b)	792	35
McKesson Corp.	1,299	73
Medtronic, Inc.	5,259	278
WellPoint, Inc. (b)	2,464	129
		540
Heavy Machinery (0.7%)
Caterpillar, Inc.	2,879	200
Deere & Co.	2,018	142
Terex Corp. (b)	470	22
		364
Home Builders (0.0%)
Lennar Corp., Class A	655	8
Pulte Homes, Inc.	1,000	12
		20
Hospitals (0.0%)
Tenet Healthcare Corp. (b)	2,244	13

Hotels & Motels (0.1%)
Marriott International, Inc., Class A	1,407	36
Starwood Hotels & Resorts Worldwide, Inc.	874	30
		66
Household Goods-Appliances, Furnishings & Electronics (0.1%)
Leggett & Platt, Inc.	779	15
Whirlpool Corp.	352	27
		42
Insurance (3.3%)
Aetna, Inc.	2,270	93
Aflac, Inc.	2,226	124
Allstate Corp.	2,579	119
American International Group, Inc.	12,592	328
Aon Corp.	1,399	64
Assurant, Inc.	448	27
Chubb Corp.	1,712	82
CIGNA Corp.	1,315	49
Cincinnati Financial Corp.	764	21
Genworth Financial, Inc., Class A	2,027	32

See notes to schedules of investments.

Security Description	Shares	Value
Hartford Financial Services Group, Inc.	1,474	$93
Lincoln National Corp.	1,214	58
Loews Corp.	1,696	76
MetLife, Inc.	3,326	169
MGIC Investment Corp.	586	4
Principal Financial Group	1,212	52
Progressive Corp.	3,173	64
Prudential Financial, Inc.	2,042	141
Safeco Corp.	421	28
The Travelers Cos., Inc.	2,832	125
Torchmark Corp.	421	24
UnumProvident Corp.	1,622	39
XL Capital Ltd., Class A	838	15
		1,827
Internet Business Services (1.6%)
Akamai Technologies, Inc. (b)	788	18
eBay, Inc. (b)	5,177	130
Expedia, Inc. (b)	979	19
Google, Inc., Class A (b)	1,088	516
Juniper Networks, Inc. (b)	2,458	64
Symantec Corp. (b)	3,934	83
VeriSign, Inc. (b)	912	30
		860
Internet Service Provider (0.2%)
Yahoo!, Inc. (b)	6,443	128

Investment Companies (0.2%)
American Capital Ltd.	950	19
Franklin Resources, Inc.	731	74
		93
Lodging (0.0%)
Wyndham Worldwide Corp.	828	15

Machine-Diversified (0.3%)
Cummins Engine, Inc.	951	63
Dover Corp.	887	44
Rockwell Automation, Inc.	687	31
The Manitowoc Co., Inc.	609	16
		154
Manufacturing-Capital Goods (0.2%)
Cooper Industries Ltd.	815	35
Illinois Tool Works, Inc.	1,861	87
		122
Manufacturing-Diversified (0.4%)
Ingersoll-Rand Co. Ltd., Class A	1,488	54
Leucadia National Corp.	828	37
Parker Hannifin Corp.	786	48
Tyco International Ltd.	2,258	101
		240
Manufacturing-Miscellaneous (0.8%)
3M Co.	3,298	232
Danaher Corp.	1,193	95
ITT Industries, Inc.	851	57
Pall Corp.	561	23
Textron, Inc.	1,167	51
		458
Media (0.9%)
News Corp., Class A	10,785	152
Scripps Networks Interactive, Class A (b)	420	17
The E.W. Scripps Co., Class A	140	1
Time Warner, Inc.	16,758	240
Viacom, Inc., Class B (b)	2,963	83
		493

See notes to schedules of investments.

Security Description	Shares	Value
Medical Services (0.8%)
Express Scripts, Inc. (b)	1,176	$83
Laboratory Corp. of America Holdings (b)	521	35
Medco Health Solutions, Inc. (b)	2,373	118
Quest Diagnostics, Inc.	739	39
UnitedHealth Group, Inc.	5,754	162
		437
Medical Supplies (1.6%)
Baxter International, Inc.	2,938	202
Becton Dickinson & Co.	1,143	97
Boston Scientific Corp. (b)	6,306	75
C.R. Bard, Inc.	465	43
Covidien Ltd.	2,340	115
Intuitive Surgical, Inc. (b)	181	56
Patterson Cos., Inc. (b)	606	19
St. Jude Medical, Inc. (b)	1,587	74
Stryker Corp.	1,119	72
Varian Medical Systems, Inc. (b)	588	35
Zimmer Holdings, Inc. (b)	1,084	75
		863
Medical-Information Systems (0.0%)
IMS Health, Inc.	849	18

Mining (0.2%)
Newmont Mining Corp.	2,126	102

Motorcycles (0.1%)
Harley-Davidson, Inc.	1,108	42

Newspapers (0.1%)
Gannett Co., Inc.	1,071	19
New York Times Co., Class A	673	9
		28
Office Equipment & Supplies (0.3%)
Avery Dennison Corp.	499	22
Pitney Bowes, Inc.	972	31
Staples, Inc.	3,288	74
Xerox Corp.	4,211	57
		184
Oil & Gas Exploration-Production & Services (2.7%)
Anadarko Petroleum Corp.	2,192	127
Apache Corp.	1,562	175
Cabot Oil & Gas Corp.	458	20
Chesapeake Energy Corp.	2,252	113
Devon Energy Corp.	2,089	198
ENSCO International, Inc.	676	47
EOG Resources, Inc.	1,163	117
Murphy Oil Corp.	890	71
Nabors Industries Ltd. (b)	1,318	48
Noble Corp.	1,259	65
Noble Energy, Inc.	806	60
Range Resources Corp.	724	35
Rowan Cos., Inc.	527	21
Southwestern Energy Co. (b)	1,601	58
Transocean, Inc. (b)	1,493	203
XTO Energy, Inc.	2,392	113
		1,471

See notes to schedules of investments.

Security Description	Shares	Value
Oil Companies-Integrated (7.3%)
Chevron Corp.	9,687	$819
ConocoPhillips	7,223	590
Exxon Mobil Corp.	24,744	1,990
Hess Corp.	1,316	133
Marathon Oil Corp.	3,315	164
Occidental Petroleum Corp.	3,844	303
		3,999
Oil Marketing & Refining (0.2%)
Sunoco, Inc.	547	22
Tesoro Corp.	645	10
Valero Energy Corp.	2,475	83
		115
Oilfield Services & Equipment (2.4%)
Baker Hughes, Inc.	1,442	120
BJ Services Co.	1,376	40
Cameron International Corp. (b)	1,015	48
Halliburton Co.	4,085	183
National-Oilwell Varco, Inc. (b)	1,944	153
Schlumberger Ltd.	5,587	568
Smith International, Inc.	941	70
Weatherford International Ltd. (b)	3,183	120
		1,302
Paint, Varnishes & Enamels (0.0%)
Sherwin-Williams Co.	463	25

Pharmaceuticals (6.5%)
Abbott Laboratories	7,227	407
Allergan, Inc.	1,440	75
AmerisourceBergen Corp.	754	32
Barr Pharmaceuticals, Inc. (b)	506	33
Bristol-Myers Squibb Co.	9,271	196
Cardinal Health, Inc.	1,671	90
Celgene Corp. (b)	2,041	154
Eli Lilly & Co.	4,632	218
Forest Laboratories, Inc. (b)	1,427	51
Hospira, Inc. (b)	745	28
Johnson & Johnson	13,198	904
King Pharmaceuticals, Inc. (b)	1,155	13
Merck & Co., Inc.	10,052	331
Mylan Laboratories, Inc. (b)	1,426	18
Pfizer, Inc.	31,682	592
Schering-Plough Corp.	7,593	160
Watson Pharmaceuticals, Inc. (b)	489	14
Wyeth	6,244	253
		3,569
Photography (0.0%)
Eastman Kodak Co.	1,350	20

Pipelines (0.5%)
El Paso Corp.	3,289	59
Questar Corp.	812	43
Spectra Energy Corp.	2,964	80
Williams Cos., Inc.	2,737	88
		270
Primary Metal & Mineral Production (0.3%)
Freeport-McMoRan Copper & Gold, Inc., Class B	1,795	174
Titanium Metals Corp.	458	5
		179
Publishing (0.2%)
McGraw-Hill Cos., Inc.	1,505	61
Meredith Corp.	173	4
R.R. Donnelley & Sons Co.	994	27
The Washington Post Co., Class B	27	17
		109

See notes to schedules of investments.

Security Description	Shares	Value
Radio & Television (0.5%)
Comcast Corp., Class A	13,866	$286

Railroads (1.1%)
Burlington Northern Santa Fe Corp.	1,373	143
CSX Corp.	1,896	128
Norfolk Southern Corp.	1,760	127
Union Pacific Corp.	2,420	199
		597
Real Estate Investment Trusts (1.2%)
Apartment Investment & Management Co., Class A	420	14
AvalonBay Communities, Inc.	360	36
Boston Properties, Inc.	561	54
Developers Diversified Realty Corp.	561	18
Equity Residential Properties Trust	1,267	55
General Growth Properties, Inc.	1,253	34
HCP, Inc.	1,100	40
Host Hotels & Resorts, Inc.	2,446	32
Kimco Realty Corp.	1,188	42
Plum Creek Timber Co., Inc.	801	39
ProLogis	1,228	60
Public Storage, Inc.	578	47
Simon Property Group, Inc.	1,053	98
Vornado Realty Trust	633	60
		629
Real Estate Services (0.0%)
CB Richard Ellis Group, Inc., Class A (b)	814	11

Restaurants (0.9%)
Darden Restaurants, Inc.	656	21
McDonald’s Corp.	5,308	317
Starbucks Corp. (b)	3,409	50
Wendy’s International, Inc.	410	10
Yum! Brands, Inc.	2,219	80
		478
Retail (0.3%)
Target Corp.	3,646	165

Retail-Apparel/Shoe (0.2%)
Abercrombie & Fitch Co., Class A	407	22
Gap, Inc.	2,102	34
Limited Brands, Inc.	1,403	23
		79
Retail-Department Stores (0.3%)
Dillard’s, Inc., Class A	268	3
J.C. Penney Co., Inc.	1,040	32
Kohl’s Corp. (b)	1,436	60
Macy’s, Inc.	1,969	37
Nordstrom, Inc.	823	24
Sears Holdings Corp. (b)	328	26
		182
Retail-Discount (1.3%)
Big Lots, Inc. (b)	382	12
Family Dollar Stores, Inc.	654	15
TJX Cos., Inc.	1,989	67
Wal-Mart Stores, Inc.	10,897	639
		733

See notes to schedules of investments.

Security Description	Shares	Value
Retail-Drug Stores (0.7%)
CVS Caremark Corp.	6,694	$245
Walgreen Co.	4,638	159
		404
Retail-Food (0.0%)
Whole Foods Market, Inc.	657	15

Retail-Specialty Stores (1.0%)
AutoZone, Inc. (b)	201	26
Bed Bath & Beyond, Inc. (b)	1,213	34
Best Buy Co., Inc.	1,620	64
GameStop Corp., Class A (b)	757	31
Lowe’s Cos., Inc.	6,855	139
Office Depot, Inc. (b)	1,279	9
RadioShack Corp.	614	10
The Home Depot, Inc.	7,947	190
Tiffany & Co.	590	22
		525
Rubber & Rubber Products (0.0%)
Goodyear Tire & Rubber Co. (b)	1,127	22

Savings & Loans (0.2%)
Hudson City Bancorp, Inc.	2,431	44
Sovereign Bancorp, Inc.	2,244	21
Washington Mutual, Inc.	4,959	27
		92
Schools & Educational Services (0.1%)
Apollo Group, Inc. (b)	646	40

Semiconductors (2.4%)
Advanced Micro Devices, Inc. (b)	2,841	12
Altera Corp.	1,404	31
Analog Devices, Inc.	1,359	41
Applied Materials, Inc.	6,348	110
Broadcom Corp., Class A (b)	2,095	51
Intel Corp.	26,825	595
JDS Uniphase Corp. (b)	1,076	12
KLA-Tencor Corp.	796	30
Linear Technology Corp.	1,039	32
LSI Logic Corp. (b)	2,985	21
MEMC Electronic Materials, Inc. (b)	1,067	49
Microchip Technology, Inc.	866	28
Micron Technology, Inc. (b)	3,563	17
National Semiconductor Corp.	1,011	21
Novellus Systems, Inc. (b)	468	9
NVIDIA Corp. (b)	2,598	30
QLogic Corp. (b)	621	12
Teradyne, Inc. (b)	804	8
Texas Instruments, Inc.	6,195	151
Xilinx, Inc.	1,308	32
		1,292
Software & Computer Services (3.5%)
Adobe Systems, Inc. (b)	2,491	103
Affiliated Computer Services, Inc., Class A (b)	451	22
Autodesk, Inc. (b)	1,049	33
Automatic Data Processing, Inc.	2,428	104
BMC Software, Inc. (b)	894	29
CA, Inc.	1,828	44
Citrix Systems, Inc. (b)	860	23
Cognizant Technology Solutions Corp., Class A (b)	1,353	38
Compuware Corp. (b)	1,225	13
Electronic Arts, Inc. (b)	1,491	64
Fiserv, Inc. (b)	768	37
Intuit, Inc. (b)	1,503	41
Microsoft Corp.	37,509	965
Novell, Inc. (b)	1,657	9
Oracle Corp. (b)	18,576	400
		1,925

See notes to schedules of investments.

Security Description	Shares	Value
Staffing (0.0%)
Robert Half International, Inc.	744	$19

Steel (0.5%)
Allegheny Technologies, Inc.	473	23
Nucor Corp.	1,468	84
Precision Castparts Corp.	652	61
United States Steel Corp.	551	88
		256
Telecommunications (0.1%)
Ciena Corp. (b)	422	9
Frontier Communications Corp.	1,518	18
Qwest Communications International, Inc.	7,126	27
		54
Telecommunications-Services & Equipment (1.6%)
Agilent Technologies, Inc. (b)	1,686	61
American Tower Corp., Class A (b)	1,857	78
Corning, Inc.	7,375	148
Embarq Corp.	691	32
Jabil Circuit, Inc.	980	16
Motorola, Inc.	10,562	91
QUALCOMM, Inc.	7,581	419
Tellabs, Inc. (b)	1,861	9
		854
Television (0.3%)
CBS Corp., Class B	3,189	52
The DIRECTV Group, Inc. (b)	3,327	90
		142
Tobacco (1.5%)
Altria Group, Inc.	9,808	200
Lorillard, Inc. (b)	815	55
Philip Morris International, Inc.	9,878	510
Reynolds American, Inc.	802	45
UST, Inc.	692	36
		846
Tools & Hardware Manufacturing (0.1%)
Black & Decker Corp.	286	17
Snap-on, Inc.	270	15
Stanley Works	367	17
		49
Toys (0.1%)
Hasbro, Inc.	649	25
Mattel, Inc.	1,695	34
		59
Transportation Services (0.9%)
C.H. Robinson Worldwide, Inc.	799	39
Expeditors International of Washington, Inc.	999	35
FedEx Corp.	1,452	114
United Parcel Service, Inc., Class B	4,781	302
		490
Trucking & Leasing (0.0%)
Ryder Systems, Inc.	269	18

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Utilities-Electric (3.4%)
AES Corp. (b)	3,146	$51
Allegheny Energy, Inc.	787	38
Ameren Corp.	981	40
American Electric Power Co.	1,881	74
CenterPoint Energy, Inc.	1,537	24
CMS Energy Corp.	1,055	14
Consolidated Edison Co. of New York, Inc.	1,277	51
Constellation Energy Group, Inc.	835	69
Dominion Resources, Inc.	2,707	120
DTE Energy Co.	764	31
Duke Energy Corp.	5,922	104
Dynegy, Inc., Class A (b)	2,327	16
Edison International	1,526	74
Entergy Corp.	897	96
Exelon Corp.	3,072	242
FirstEnergy Corp.	1,428	105
FPL Group, Inc.	1,911	123
Integrys Energy Group, Inc.	358	18
NiSource, Inc.	1,284	22
Pepco Holdings, Inc.	943	24
PG&E Corp.	1,673	64
Pinnacle West Capital Corp.	471	16
PPL Corp.	1,747	82
Progress Energy, Inc.	1,224	52
Public Service Enterprise Group, Inc.	2,381	100
Southern Co.	3,593	127
TECO Energy, Inc.	987	18
Xcel Energy, Inc.	2,018	41
		1,836
Utilities-Natural Gas (0.1%)
NICOR, Inc.	211	8
Sempra Energy	1,172	66
		74
Utilities-Telecommunications (2.7%)
AT&T, Inc.	27,822	857
CenturyTel, Inc.	494	18
Sprint Nextel Corp.	13,352	109
Verizon Communications, Inc.	13,350	455
Windstream Corp.	2,095	25
		1,464

Total Common Stocks (Cost $21,056)		51,625

Investment Company (1.2%)
SPDR Trust Series I	5,395	684

U.S. Treasury Bills (0.6%)
U.S. Treasury Bills, 1.87% (a), 9/18/08(d)	$350	350

Total Investments (Cost $24,168) — 99.8%		54,658

Other assets in excess of liabilities — 0.2%		92

NET ASSETS — 100.0%		$54,750

(a)	Rate represents the effective yield at purchase.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Serves as collateral for futures contracts.

LLC	Limited Liability Co.

See notes to schedules of investments.

	Number of Contracts	Value
Futures Contracts (5.8%):
S&P 500 Future, expiring September 18, 2008	10	$3,168

Total Futures Contracts (Cost $3,382)

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Tax-Free Money Market Fund	July 31, 2008
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.7%)
Alabama (0.3%)
Jefferson County Sewer Revenue, Capital Improvement Warrants, Series A, 5.00%, 2/1/33, Prerefunded 2/1/09 @ 101, FGIC	$1,000	$1,025

Arizona (3.8%)
Cochise County Pollution Control Corp. Solid Waste Disposal Revenue, 2.60% (a), 9/1/24, AMT	15,400	15,400

Colorado (2.4%)
Colorado Springs Utilities Revenue, System Sub Lien Improvement, Series A, 5.00%, 11/15/08	1,000	1,006
Commerce City, Northern Infrastructure General Improvement, GO, 2.24% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000
Denver City & County Airport Revenue, Series A, 5.50%, 11/15/08, FGIC, AMT	2,340	2,357
Educational & Cultural Facilities Authority Revenue, National Jewish Federation Program, Series A8, 2.10% (a), 9/1/35, LOC Bank of America N.A.	1,470	1,470
		9,833
Delaware (0.7%)
State Economic Development Authority Revenue, YMCA Delaware Project, 2.21% (a), 5/1/36, LOC PNC Bank N.A.	3,000	3,000

District of Columbia (1.4%)
State Revenue, Lowell School, Inc. Project, 2.24% (a), 10/1/23, LOC Wachovia Bank N.A.	400	400
State Revenue, Pooled Loan Program, Series A, 2.20% (a), 1/1/29, LOC Bank of America N.A.(b)	5,135	5,135
		5,535
Florida (4.7%)
Brevard County Health Facilities Authority Revenue, Wuesthoff Health Systems, Inc. Project, 2.20% (a), 1/1/34, LOC SunTrust Bank	4,300	4,300
Hillsborough County Industrial Development Authority Revenue, Tampa Metropolitan Area YMCA, Inc. Project, 2.22% (a), 3/1/25, LOC Bank of America N.A.	3,350	3,350
Miami Health Facilities Authority Revenue, Jewish Home & Hospital Project, 2.20% (a), 8/1/26, LOC SunTrust Bank	2,000	2,000
Miami-Dade County Aviation Revenue, Series A, 5.25%, 10/1/08, FGIC, AMT	1,000	1,003
Orange County Individual Development Authority Revenue, University of Central Florida, Inc. Project, Series A, 2.19% (a), 3/1/25, LOC Wachovia Bank N.A.	2,620	2,620
Orange County Industrial Development Authority Revenue, Independent Blood & Tissue Services, 2.20% (a), 10/1/27, LOC SunTrust Bank	2,160	2,160
Orange County Industrial Development Authority Revenue, Lake Highland School, Inc., 2.20% (a), 8/1/32, LOC Bank of America N.A.	1,450	1,450
Orlando Utilities Commission Water & Electricity Revenue, 5.90%, 10/1/08	1,400	1,406
Tampa Solid Waste Systems Revenue, Series A, 4.35%, 10/1/08, AMBAC	1,000	1,002
		19,291
Georgia (6.0%)
Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic Association, Inc., Series B, 2.18% (a), 7/1/35, LOC Bank of America N.A.	3,500	3,500
Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical Center, Inc. Project, Series B, 2.20% (a), 8/1/19, LOC SunTrust Bank, Atlanta	860	860
DeKalb County Hospital Authority Revenue, Anticipation Certificates, DeKalb Medical Center Income Project, 2.20% (a), 9/1/35, LOC SunTrust Bank	1,760	1,760
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Egleston Children’s Healthcare, Series B, 2.19% (a), 12/1/17, LOC SunTrust Bank, Atlanta	2,000	2,000

See notes to schedules of investments.

Security Description	Principal Amount	Value
Fulton County Development Authority Revenue, Holy Innocents School Project, 2.20% (a), 2/1/18, LOC SunTrust Bank	$1,820	$1,820
Fulton County Development Authority Revenue, Westminster Schools Income Project, 2.20% (a), 11/1/28, LOC SunTrust Bank	5,645	5,645
Fulton County Hospital Authority Revenue, Anticipation Certificates, Northside Hospital, Inc., Series B, 2.10% (a), 10/1/33, LOC Wachovia Bank N.A.	5,255	5,255
Thomasville Hospital Authority Revenue, Anticipation Certificates, JD Archbold, 2.20% (a), 11/1/23, LOC SunTrust Bank	3,800	3,800
		24,640
Idaho (0.4%)
Hailey Industrial Development Corp. Revenue, Rocky Mountain Hardware, Inc. Project, 2.44% (a), 9/1/31, LOC Wells Fargo Bank N.A., AMT	1,690	1,690

Illinois (7.3%)
Development Finance Authority Revenue, Derby Industries, Inc. Project, 3.48% (a), 12/1/11, LOC Fifth Third Bank, AMT	1,000	1,000
Development Finance Authority, IDR, Industrial Steel Construction, Inc. Project, 3.45% (a), 7/15/23, LOC Bank One N.A., AMT (b)	3,110	3,110
Finance Authority Educational Facility Revenue, Erikson Institute Project, 2.20% (a), 11/1/37, LOC LaSalle Bank N.A.	2,500	2,500
Finance Authority Revenue, YMCA Metro Chicago Project, 2.20% (a), 6/1/34, LOC Harris Trust & Savings Bank	5,000	5,000
Galesburg, Knox College Project, 2.20% (a), 3/1/31, LOC LaSalle National Bank N.A.	5,000	5,000
Glendale Heights, IDR, Hudapack Metal Project, 3.45% (a), 9/1/18, LOC Bank One Wisconsin, AMT	1,905	1,905
Hanover Park, IDR, Spectra-Tech, Inc. Project, 2.62% (a), 8/1/17, LOC Harris Trust & Savings Bank, AMT	875	875
Health Facilities Authority Revenue, Riverside Health System, Series B, 2.10% (a), 11/15/16, LOC LaSalle National Bank N.A.	4,055	4,055
Health Facilities Authority Revenue, Rush Presbyterian St. Luke’s-Medical Center, Series A, 2.08% (a), 10/1/10, LOC Northern Trust Co.	1,900	1,900
International Port District Revenue, 2.48% (a), 1/1/23, LOC LaSalle National Bank N.A.	2,000	2,000
West Chicago, IDR, Liquid Container Project, 2.19% (a), 3/1/15, LOC Bank of America N.A.	1,000	1,000
Yorkville, IDR, Wheaton & Co., Inc. Project, 3.45% (a), 4/1/16, LOC Bank One N.A., AMT (b)	1,400	1,400
		29,745
Indiana (6.6%)
Elkhart County, EDR, Hinsdale Farms Ltd. Project, 3.45% (a), 10/1/17, LOC Bank One N.A., AMT	2,030	2,030
Fort Wayne, EDR, PHD, Inc. Project, 3.43% (a), 5/1/15, LOC Wells Fargo Bank N.A., AMT	1,600	1,600
Health & Educational Facility Financing Authority Revenue, Grandview Care, Inc. New Castle, 2.41% (a), 8/1/27, LOC Fifth Third Bank	2,200	2,200
Health Facilities Financing Authority Revenue, Crossroads Rehabilitation Center Project, 2.48% (a), 7/1/24, LOC Bank One N.A.	1,610	1,610
Noblesville, Rivers Edge Apartments Project, 3.20% (a), 7/1/22, LOC Bank One Indianapolis(b)	2,205	2,205
State Development Finance Authority Revenue, EDR, Bhar Associates, Inc. Project, 3.45% (a), 8/1/16, LOC Bank One Indiana N.A., AMT	1,135	1,135
State Development Finance Authority Revenue, Educational Facilities, Eiteljorg Museum, 2.20% (a), 2/1/24, LOC Bank One N.A.	6,000	6,000
State Development Finance Authority Revenue, Educational Facilities, Model Aeronautics, 3.20% (a), 1/1/21, LOC Bank One Indiana N.A.	3,000	3,000
State Educational Facilities Authority Revenue, University of Evansville, Series B, 2.38% (a), 12/1/29, LOC Fifth Third Bank	3,740	3,740
State Educational Facilities Authority Revenue, Wesleyan University Project, Series B, 2.20% (a), 6/1/28, LOC Bank of America N.A.	3,250	3,250
		26,770

See notes to schedules of investments.

Security Description	Principal Amount	Value
Iowa (1.5%)
Urbandale, IDR, Interstate Acres LP, 2.33% (a), 12/1/14, LOC Principal Mutual	$6,000	$6,000

Kansas (0.6%)
Johnson County, Internal Improvement, Series B, GO, 4.00%, 9/1/08	2,290	2,294

Kentucky (2.8%)
Covington, Industrial Building Revenue, St. Charles Center, Inc., 2.33% (a), 11/1/13, LOC U.S. Bank N.A.	1,595	1,595
Crestview Hill Industrial Building Revenue, Thomas Moore College Project, 2.30% (a), 11/1/26, LOC Fifth Third Bank	3,500	3,500
Dayton Industrial Building Revenue, Woodcraft Manufacturing Co., Inc. Project, 3.50% (a), 5/1/17, LOC Fifth Third Bank	370	370
Kenton County Industrial Building Revenue, Baptist Convalescent Center, 2.40% (a), 7/1/18, LOC Fifth Third Bank	1,900	1,900
Laurel County Revenue, Bluegrass Holdings LLC, Series A, 2.34% (a), 5/1/33, LOC Wells Fargo Bank N.A., AMT	2,000	2,000
Lexington-Fayette Urban County Government Educational Building Revenue, Lexington Christian Improvement, 2.41% (a), 9/1/22, LOC Fifth Third Bank	1,610	1,610
Somerset, Industrial Building Revenue, Glen Oak Lumber & Mining, 4.20% (a), 4/1/11, LOC Bank One Milwaukee N.A., AMT (b)	585	585
		11,560
Louisiana (2.0%)
Bossier Parish Parishwide School District, GO, 4.00%, 3/1/09, Insured by Assured Guaranty	3,450	3,498
Public Facilities Authority Revenue, International-Matex Tank Terminals, 2.20% (a), 6/1/37, LOC SunTrust Bank	2,500	2,500
St. Tammany Parish Development District Revenue, Rooms To Go St. Tammy LLC, 2.20% (a), 7/1/38, LOC SunTrust Bank	2,000	2,000
		7,998
Maine (0.7%)
Auburn Revenue Obligation Securities, Morse Brothers, Inc. Project, 2.42% (a), 6/1/21, LOC Bank of America N.A., AMT	2,890	2,890

Michigan (7.1%)
Greater Detroit Resource Recovery Authority Revenue, Series A, 6.25%, 12/13/08, AMBAC	1,000	1,012
Jackson County Economic Development Corp., Melling Tool Co. Project, 2.39% (a), 8/1/18, LOC Comerica Bank, AMT	4,055	4,055
State Building Authority Revenue, Facilities Program, Series II, 5.00%, 10/15/08, MBIA	3,915	3,933
State Hospital Finance Authority Revenue, Southwestern Rehab, 2.32% (a), 6/1/35, LOC Fifth Third Bank	4,685	4,685
State Strategic Fund Limited Obligation Revenue, Livonia Tool, Inc. Project, 2.39% (a), 3/1/26, LOC Comerica Bank, AMT	3,500	3,500
State Strategic Fund Limited Obligation Revenue, Mans Project, Series B, 2.39% (a), 11/1/20, LOC Comerica Bank, AMT	2,700	2,700
State Strategic Fund Limited Obligation Revenue, Non-Ferrous Cast Alloys Project, 3.45% (a), 3/1/19, LOC Bank One Michigan, AMT	800	800
State Strategic Fund Limited Obligation Revenue, Sacred Heart Rehab Center Project, 2.41% (a), 3/1/37, LOC Fifth Third Bank	8,230	8,230
		28,915
Minnesota (0.3%)
New Brighton, IDR, Donatelle Holdings Project, 2.44% (a), 5/1/12, LOC Wells Fargo Bank N.A., AMT	1,325	1,325

Mississippi (0.4%)
Blue Mountain, IDR, Blue Mountain Production Co. Project, 2.62% (a), 10/1/08, LOC Harris Trust & Savings Bank, AMT	1,600	1,600

See notes to schedules of investments.

Security Description	Principal Amount	Value
Missouri (2.2%)
Kansas City, IDR, Century Avenue Association, 1.85% (a), 12/1/11, LOC Bank of America N.A., AMT	$4,900	$4,900
St. Charles County Industrial Development Authority Revenue, Cedar Ridge Project, 2.21% (a), 5/15/31, FNMA	1,480	1,480
State Health & Educational Facilities Authority Revenue, Deaconess Long Term Care, Series B, 2.12% (a), 5/15/30, LOC JP Morgan Chase Bank	2,725	2,725
		9,105
Montana (0.9%)
State Board of Investment Ltd. Obligation, Gainey Foundation, 2.45% (a), 9/1/14, LOC Comerica Bank	3,775	3,775

New Hampshire (1.2%)
Manchester Housing Authority Multifamily Revenue, Wall Street Tower, Series A, 2.23% (a), 6/15/15, LOC PNC Bank N.A.	4,750	4,750

New Jersey (0.7%)
Economic Development Authority Revenue, Visiting Nurse Association, 2.24% (a), 6/1/31, LOC Sun Bank N.A.	2,800	2,800

North Carolina (1.6%)
Capital Facilities Finance Agency Revenue, Goodwill Industries of Central North Carolina, Inc., 2.22% (a), 12/1/24, LOC Bank of America N.A.	1,375	1,375
Medical Care Commission Health Care Facilities Revenue, First Mortgage Friends Homes, 2.20% (a), 9/1/33, LOC Bank of America N.A.	5,000	5,000
		6,375
Ohio (11.9%)
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B
2.10%(a), 10/1/31, LOC JP Morgan Chase & Co.	1,700	1,700
Series C
2.10%(a), 10/1/31, LOC Wachovia Bank N.A.	1,400	1,400
Athens County, Port Authority Housing Revenue, Housing for Ohio Income Project, 2.23% (a), 6/1/32, LOC Wachovia Bank N.A.	6,000	6,000
Bellevue Hospital Facilities Revenue, Bellevue Hospital Project, 2.41% (a), 8/1/33, LOC Fifth Third Bank	2,500	2,500
Elida Local School District, BAN, 2.60%, 11/13/08	10,000	10,014
Logan County, GO, BAN, Series B, 2.63%, 12/18/08	2,250	2,255
Mentor, Street Improvement, GO, BAN, 3.00%, 8/29/08	3,000	3,001
Montgomery County Limited Obligation Revenue, Society St. Vincent DePaul, 2.95% (a), 12/1/10, LOC National City Bank	310	310
Morrow County, CT House, GO, BAN, Series B, 2.65%, 1/29/09	1,500	1,505
North Ridgeville, Capital Improvement, GO, BAN, Series 1, 2.50%, 12/4/08	2,795	2,799
Northmor Local School District, School Facilities Construction, GO, BAN, 2.50%, 11/6/08	5,000	5,006
Stark County Port Authority Revenue, Healthcare Facilities, Canton School, 3.15% (a), 2/1/27, LOC National City Bank	15	15
State Water Development Authority Revenue, BAN, 2.00%, 11/6/08, Callable 10/21/08 @ 100	5,000	5,003
State Water Development Authority, Pollution Control Facilities Revenue, Ohio Edison Co. Project, Series B, 2.30% (a), 9/1/18, LOC Wachovia Bank N.A., AMT	2,200	2,200
Tallmadge, Rec Improvement, GO, BAN, 2.50%, 6/4/09	1,300	1,305
Vermillion Local School District, Ritter Public Library, GO, BAN, 2.75%, 11/7/08	3,500	3,508
		48,521
Oregon (0.3%)
Port of Portland, IDR, Ash Grove Cement Co. Project, 2.25% (a), 10/1/09, LOC Bank of America N.A.	1,350	1,350

Pennsylvania (9.0%)
Allegheny County Industrial Development Authority Healthcare Revenue, Vincentian Collaborative, Series B, 2.10%, 6/1/38, LOC PNC Bank N.A.	5,000	5,000
Allegheny County Industrial Development Authority Revenue, Oakland Catholic High School, 2.19% (a), 6/1/38, LOC PNC Bank N.A.	2,125	2,125
Benzinger Township Hospital Authority, Elk Regional Health System, 2.19% (a), 12/1/30, LOC PNC Bank N.A.	1,400	1,400

See notes to schedules of investments.

Security Description	Principal Amount	Value
Dubois Area School District, GO, 2.25%, 11/1/08, FSA State Aid Withholding	$1,000	$1,001
Economic Development Financing Authority Revenue, Philadelphia Area
Series J1
2.19%(a), 11/1/30, LOC PNC Bank N.A.	1,700	1,700
Series J4
2.19%(a), 11/1/30, LOC PNC Bank N.A.	4,900	4,900
Huntingdon County General Authority College Revenue, Juniata College Project, Series A, 2.19% (a), 5/1/26, LOC PNC Bank N.A.	8,810	8,810
Lancaster County Hospital Authority Revenue, Masonic Homes Project, Series A, 2.10% (a), 9/1/31, LOC Wachovia Bank N.A.	7,260	7,260
Luzerne County, IDR, YMCA Wilkes-Barre Project, 2.24% (a), 10/1/31, LOC PNC Bank N.A.	4,540	4,540
		36,736
Rhode Island (2.2%)
State Health & Educational Building Corp. Revenue, Hospital Financing, Care New England Health System
Series A
2.20%(a), 9/1/32, LOC JP Morgan Chase Bank	4,765	4,765
Series B
2.20%(a), 9/1/37, LOC JP Morgan Chase Bank	4,405	4,405
		9,170
South Carolina (3.1%)
Florence County, Solid Waste Disposal & Wastewater Treatment Facilities, Roche Carolina, Inc., 2.45% (a), 4/1/27, LOC UBS AG, AMT	500	500
Jobs Economic Development Authority Revenue, Sister of Charity Hospitals, 2.22% (a), 11/1/32, LOC Wachovia Bank N.A.	8,000	8,000
State Housing Finance & Development Authority Multifamily Revenue, Rental Housing, Charleston, Series A, 2.19% (a), 8/1/31, FHLMC	4,015	4,015
		12,515
Tennessee (1.7%)
Dayton Industrial Development Board, IDR, La-Z-Boy Chair Co. Project, 2.24% (a), 6/1/11, LOC Wachovia Bank N.A.	3,250	3,250
Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board Revenue, Blakeford Green Hills, 2.41% (a), 7/1/16, LOC Fifth Third Bank	3,720	3,720
		6,970
Texas (2.1%)
Cypress-Fairbanks Independent School District, Schoolhouse, GO, 5.00%, 2/15/09, PSF-GTD	1,000	1,013
Ellis County, GO, 4.25%, 8/1/08, FGIC	1,210	1,210
Gulf Coast Industrial Development Authority, Environmental Facilities Revenue, CITGO Petroleum Corp. Project, 2.35% (a), 3/1/31, LOC Bank of New York, AMT	500	500
Harris County Industrial Development Corp. Pollution Control Revenue, Exxon Project, 2.05% (a), 8/15/27, AMT	1,300	1,300
Northside Independent School District, GO, Series A, 2.00%, 8/1/33, Callable 02/01/2009 @ 100, PSF-GTD	4,500	4,500
		8,523
Utah (0.6%)
Emery County Pollution Control Revenue, Pacificorp Project, 2.20% (a), 7/1/15, LOC BNP Paribas	2,400	2,400

Virginia (0.3%)
Lexington Industrial Development Authority Educational Facilities Revenue, VMI Development Board, Inc. Project, 2.10% (a), 12/1/36, LOC Wachovia Bank N.A.	1,290	1,290

Washington (3.8%)
Port Bellingham Industrial Development Corp., Environmental Facilities Industrial Revenue, BP West Coast Products LLC Project, 2.35% (a), 7/1/41, AMT	900	900
Port of Seattle Revenue, Series D, 5.75%, 11/1/08, FGIC, AMT	1,985	1,999

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Port Vancouver Revenue, United Grain Corp., Series 84B, 2.20% (a), 12/1/09, LOC Bank of America N.A.	$4,885	$4,885
State Economic Development Finance Authority Revenue, Commencement Bay, Series B, 2.34% (a), 4/1/33, LOC Wells Fargo Bank N.A., AMT	4,285	4,285

State Housing Finance Commission Nonprofit Housing Revenue, Nikkei Concerns Project, 2.19% (a), 10/1/19, LOC U.S. Bank N.A.	3,510	3,510
		15,579
West Virginia (1.2%)
Cabell County Building Commission Revenue, Pressley Ridge Schools Project, 3.10% (a), 8/1/22, LOC National City Bank	100	100
Weirton Municipal Hospital Building Commission Hospital Revenue, Weirton Medical Center, Inc., 2.19% (a), 12/1/31, LOC PNC Bank N.A.	4,715	4,715
		4,815
Wisconsin (7.9%)
Farmington, IDR, Swiss Valley Farms Co. Project, 2.34% (a), 11/1/20, LOC Wells Fargo Bank N.A., AMT	180	180
Fitchburg, IDR, 3.45% (a), 12/1/18, LOC Bank One Wisconsin, AMT	1,460	1,460
Fort Atkinson, IDR, Lorman Iron & Metal, 4.20% (a), 12/1/11, LOC Bank One N.A., AMT	625	625
Howard-Suamico School District, Tax & Revenue Anticipation Promissory Notes, 3.25%, 8/25/08	2,700	2,700
Lawrence, IDR, R. Lewis & R. Lewis LLC Project, 3.45% (a), 8/1/27, LOC Bank One N.A., AMT	1,000	1,000
Marinette School District, Tax & Revenue Anticipation Promissory Notes, 3.60%, 10/24/08	5,000	5,002
New Richmond School District, Tax & Revenue Anticipation Promissory Notes, 3.47%, 9/30/08	3,100	3,100
Ripon School District, Tax & Revenue Anticipation Promissory Notes, 3.63%, 9/30/08	1,850	1,850
Rolling, IDR, Kretz Lumberg, Inc. Project, 3.45% (a), 11/1/11, LOC Bank One Wisconsin, AMT	2,200	2,200
State Health & Educational Facilities Authority Revenue, Lakeland College, 2.27% (a), 3/1/28, LOC Marshall & Ilsley Bank	7,600	7,600
State Health & Educational Facilities Authority Revenue, Sinai Samaritan Medical Center, Series A, 2.27% (a), 9/1/19, LOC Marshall & Ilsley Bank	5,410	5,410
Woodruff & Arbor Vitae School District Number 1, GO, Tax & Revenue Anticipation Promissory Notes, 3.62%, 8/27/08	1,250	1,250
		32,377

Total Municipal Bonds (Amortized Cost $406,562)		406,562

Investment Companies (1.1%)
AIM TFIT-Tax Free Cash Reserve Portfolio, 2.01%(c)	4,450	4,450

Total Investment Companies (Amortized Cost $4,450)		4,450

Total Investments (Amortized Cost $411,012) — 100.8%		411,012

Liabilities in excess of other assets — (0.8)%		(3,341)

NET ASSETS — 100.0%		$407,671

(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/08.
(b)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Rate disclosed is the one day yield as of 7/31/08.

See notes to schedules of investments.

AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to alternative minimum tax
BAN	Bond Anticipation Note
EDR	Economic Development Revenue
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Insured by Federal Home Loan Mortgage Corporation
FNMA	Insured by Federal National Mortgage Association
FSA	Insured by Federal Security Assurance
GO	General Obligation
IDR	Industrial Development Revenue
LLC	Limited Liability Co.
LOC	Letter of Credit
LP	Limited Partnership
MBIA	Insured by Municipal Bond Insurance Association
PSF-GTD	Public School Fund Guaranteed

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Value Fund	July 31, 2008
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.4%)
Deutsche Bank Financial LLC, 2.23% (a), 8/1/08	$4,570	$4,569

Total Commercial Paper (Amortized Cost $4,570)		4,569

Common Stocks (98.6%)
Aluminum (1.8%)
Alcoa, Inc.	102,500	3,459

Banks (9.0%)
Bank of America Corp.	120,990	3,981
Fifth Third Bancorp (b)	128,000	1,788
JPMorgan Chase & Co.	91,000	3,697
SunTrust Banks, Inc.	34,000	1,396
Wachovia Corp.	78,650	1,358
Wells Fargo & Co. (b)	156,000	4,722
		16,942
Brokerage Services (1.0%)
Merrill Lynch & Co., Inc. (b)	69,000	1,839

Electronics (4.8%)
General Electric Co. (b)	318,000	8,996

Financial Services (6.2%)
Ameriprise Financial, Inc.	70,000	2,975
Citigroup, Inc.	213,000	3,981
Goldman Sachs Group, Inc.	10,100	1,859
Morgan Stanley (b)	71,000	2,803
		11,618
Food Processing & Packaging (2.9%)
H.J. Heinz Co.	62,000	3,124
Kraft Foods, Inc., Class A	70,000	2,227
		5,351
Heavy Machinery (1.6%)
Caterpillar, Inc.	42,000	2,920

Insurance (5.9%)
Aetna, Inc.	39,000	1,599
American International Group, Inc. (b)	162,000	4,220
Principal Financial Group	73,000	3,103
Progressive Corp. (b)	106,000	2,147
		11,069
Manufacturing-Capital Goods (1.5%)
Cooper Industries Ltd. (b)	67,000	2,825

Manufacturing-Diversified (0.9%)
Parker Hannifin Corp.	27,000	1,665

Manufacturing-Miscellaneous (1.8%)
Trinity Industries, Inc.	92,000	3,463

Media (2.9%)
News Corp., Class A	205,000	2,897
Time Warner, Inc.	183,000	2,620
		5,517
Medical Services (1.1%)
UnitedHealth Group, Inc.	71,000	1,994

Medical Supplies (2.6%)
Covidien Ltd.	98,000	4,826

See notes to schedules of investments.

Security Description	Shares	Value
Minerals (1.8%)
BHP Billiton Ltd., ADR (b)	44,052	$3,289

Mining (2.7%)
Barrick Gold Corp.	68,000	2,880
Newmont Mining Corp.	44,000	2,110
		4,990
Oil & Gas Exploration-Production & Services (7.4%)
Apache Corp.	24,000	2,692
Chesapeake Energy Corp. (b)	80,000	4,012
Devon Energy Corp.	24,850	2,358
Nexen, Inc.	90,000	2,848
Transocean, Inc. (b)(c)	14,000	1,904
		13,814
Oil Companies-Integrated (8.7%)
Chevron Corp.	38,000	3,213
ConocoPhillips (b)	50,000	4,081
Exxon Mobil Corp.	100,000	8,043
Hess Corp.	10,000	1,014
		16,351
Oilfield Services & Equipment (4.7%)
BJ Services Co.	73,000	2,146
Halliburton Co.	70,000	3,138
National-Oilwell Varco, Inc. (c)	29,000	2,280
Weatherford International Ltd. (c)	32,000	1,207
		8,771
Pharmaceuticals (6.8%)
Eli Lilly & Co.	54,000	2,544
Johnson & Johnson	72,000	4,930
Merck & Co., Inc.	35,000	1,152
Pfizer, Inc.	217,000	4,051
		12,677
Primary Metal & Mineral Production (1.0%)
Freeport-McMoRan Copper & Gold, Inc., Class B	19,000	1,838

Railroads (4.6%)
Burlington Northern Santa Fe Corp.	33,000	3,437
Norfolk Southern Corp.	72,000	5,178
		8,615
Software & Computer Services (1.0%)
Microsoft Corp.	72,000	1,852

Telecommunications-Services & Equipment (0.8%)
Nokia Corp., ADR	52,000	1,421

Television (1.2%)
The DIRECTV Group, Inc. (c)	82,000	2,216

Tobacco (2.5%)
Philip Morris International, Inc.	92,000	4,752

Utilities-Electric (4.5%)
Dominion Resources, Inc.	54,000	2,386
NRG Energy, Inc. (c)	73,000	2,649
Public Service Enterprise Group, Inc.	63,000	2,633
Southern Co. (b)	20,000	708
		8,376
Utilities-Telecommunications (4.9%)
AT&T, Inc.	194,000	5,977
Verizon Communications, Inc.	96,000	3,268
		9,245

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Wire & Cable Products (2.0%)
Belden, Inc. (b)	69,774	$2,576
General Cable Corp. (b)(c)	22,000	1,268
		3,844

Total Common Stocks (Cost $183,304)		184,535

Short-Term Securities Held as Collateral for Securities Lending (22.7%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$42,449	42,449

Total Short-Term Securities Held as Collateral for Securities Lending (Amortized Cost $42,449)		42,449

Total Investments (Cost $230,323) — 123.7%		231,553

Liabilities in excess of other assets — (23.7)%		(44,430)

NET ASSETS — 100.0%		$187,123

(a)	Rate represents the effective yield at purchase.
(b)	A portion or all of the security was held on loan.
(c)	Non-income producing security.

ADR	American Depositary Receipt
LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios

Notes to Schedules of Portfolio Investments

July 31, 2008 (Unaudited)

1.   Federal Tax Information:

At July 31, 2008, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Balanced Fund	135,687	7,340	(9,613)	(2,273)
Core Bond Fund	173,251	639	(12,364)	(11,725)
Diversified Stock Fund	5,057,456	366,182	(308,951)	57,231
Established Value Fund	304,135	58,177	(10,250)	47,927
Federal Money Market Fund	1,980,365	—	—	—
Financial Reserves Fund	724,224	—	—	—
Focused Growth Fund	11,267	1,434	(809)	625
Fund for Income	290,186	3,480	(3,913)	(433)
Government Reserves Fund	959,478	—	—	—
Institutional Money Market Fund	1,977,576	—	—	—
Investment Grade Convertible Fund	44,903	4,738	(4,768)	(30)
National Municipal Bond Fund	70,217	1,425	(250)	1,175
Ohio Municipal Bond Fund	104,665	4,154	(491)	3,663
Ohio Municipal Money Market Fund	363,979	—	—	—
Prime Obligations Fund	1,031,706	—	—	—
Small Company Opportunity Fund	535,273	31,360	(35,157)	(3,797)
Special Value Fund	1,759,285	82,235	(178,179)	(95,944)
Stock Index Fund	27,160	32,121	(4,623)	27,498
Tax-Free Money Market Fund	411,012	—	—	—
Value Fund	231,967	14,168	(14,582)	(414)

2.   Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.  The Trust presently offers shares of 20 funds (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price (“NOCP”).  If there have been no sales for that day on any exchange or systems, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less and investments of the Money Market Funds are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Futures Contracts:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Fund for Income, Investment Grade Convertible Fund, National Municipal Bond Fund, Ohio Municipal Bond Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may enter into contracts for the future delivery of securities, foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Credit Default Swap Agreements:

The Balanced and Core Bond Funds may engage in credit default swap transactions (“CDSs”). In a CDS, the “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or the seller in a credit default transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a quarterly fixed rate of income throughout the term of the contract, which typically is between six months and ten years, provided that there is no default event. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation.

Because they are two party contracts and because they may have terms of greater than seven days, CDS agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a CDS agreement in the event of the default or bankruptcy of CDS agreement counterparty. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use CDS agreements. Developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing CDS agreements or to realize amounts to be received under such agreements.

Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Funds’ investment adviser, in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio.

Swaps are marked to market daily using pricing sources approved by the Board and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as a realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as a part of realized gain (losses). Swap agreements involve, to varying degrees, elements of the market risk and exposure to loss in excess of the amount reflected in the Schedules of Portfolio Investments. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of a default or bankruptcy of a swap agreement counterparty.

Securities Purchased on a When-Issued Basis:

All Funds may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. As of July 31, 2008, the Funds had outstanding “when-issued” purchase commitments and segregated collateral as identified on the Schedules of Portfolio Investments.

Securities Lending:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Established Value Fund, Focused Growth Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust limits its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association (“KeyBank”), the Funds’ custodian and an affiliate of Victory Capital Management Inc. (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments.

Under guidelines established by the Board, the Funds must maintain loan collateral (maintained with KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

As of July 31, 2008, each Fund’s loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements, unaffiliated money market funds, or other short-term securities by the securities lending agent on behalf of the Funds.  Each Fund received a pro rata portion of the following investments (amounts in thousands):

Market Value of Collateral
Money Market Funds
AIM Liquid Assets Portfolio, 2.54%, 8/1/08	20,000
Goldman Sachs FS Government Fund, 2.48%, 8/1/08	65,555
Goldman Sachs FS Prime Obligation Fund, 2.34%, 8/1/08	20,000
Reserve Primary Fund, 2.71, 8/1/08	20,000
Repurchase Agreements
Bank of America, 2.28%, 8/1/08 (Date of Agreement, 7/31/08, Proceeds at maturity $205,013 collateralized by $211,150 various Corporate securities, 0.00%-9.88%, 2/01/10-5/01/38, market value $208,126)	205,000
Deutsche, 2.29%, 8/1/08 (Date of Agreement, 7/31/08, Proceeds at maturity $260,017 collateralized by $267,800 various Corporate securities, 3.75%-8.25%, 5/15/09-3/01/38, market value $263,542)	260,000
HSBC Corp., 2.29%, 8/1/08 (Date of Agreement, 7/31/08, Proceeds at maturity $260,017 collateralized by $267,761 various Corporate securities, 2.75%-9.89%, 8/10/09-11/15/36, market value $263,573)	260,000
Lehman Brothers, 2.29%, 8/1/08 (Date of Agreement, 7/31/08, Proceeds at maturity $262,017 collateralized by $267,000 various Corporate securities, 5.00%-6.50%, 1/01/27-6/01/38, market value $265,965)	262,000
Merrill Lynch Corp., 2.33%, 8/1/08 (Date of Agreement, 7/31/08, Proceeds at maturity $262,017 collateralized by $269,864 various Corporate securities, 0.25%-8.38%, 3/09/09-12/15/65, market value $266,603)	262,000
Total Market Value	$1,374,555

Concentration of Credit Risk:

The Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

3.   Market Events:

The value of asset-backed securities, including those issued by structured investment vehicles (SIVs), may be affected by, among other things, changes in: interest rates, the quality of underlying assets or the market’s assessment of those assets, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of entities that provide any credit enhancements.  SIVs generally have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs, although, based on available information, the majority of the underlying collateral remains high quality.

Each of the Financial Reserves Fund, Institutional Money Market Fund and Prime Obligations Fund (collectively the “Funds”) owns obligations of SIV Portfolio plc (“Portfolio”), formerly Cheyne Finance LLC, a SIV.  On August 28, 2007, Portfolio breached a financial covenant related to the market value of its underlying collateral.  Portfolio subsequently became insolvent and defaulted in its obligations to pay interest and principal due to the noteholders.  The Trust’s Board, acting on the recommendation of the Adviser, and in the exercise of its business judgment, concluded that it would not be in the best interests of the Fund or its shareholders to dispose of the Portfolio securities at that time.

On April 16, 2008, the Funds received a partial payment on the Portfolio securities.  Further, in mid-July 2008, Portfolio was restructured.  In an auction held by the receiver, bidders acquired approximately 21% of Portfolio’s non-cash assets. The remaining non-cash assets were transferred to Gryphon Funding (“Gryphon”), a new SIV.  Portfolio retained 7.5% of its original assets in cash. On August 15, 2008, Portfolio distributed the majority of this cash to shareholders, but retained approximately 1%.  As a result of the reorganization, the Funds currently hold interests in both Portfolio and Gryphon.  On September 5, 2008 Gryphon made the first quarterly cash distribution representing interest and principal paydowns from the underlying holdings.

For purposes of carrying out the monitoring procedures for Money Market Funds, as described in the Funds’ Statement of Additional Information, the Funds have reduced the mark-to-market value of the Cheyne and Gryphon securities to an amount below par. This reduction has had minimal impact on the deviation between the Funds’ mark-to-market net asset value and their  amortized cost price per share has remained at $1.00, For financial statement purposes, the Cheyne and Gryphon securities are disclosed at fair market value.

On November 16, 2007, KeyCorp, the parent of the Adviser, established an irrevocable letter of credit for the benefit of the Institutional Money Market Fund to maintain its AAAm S&P rating.  The letter of credit required KeyCorp to contribute $7.5 million cash into a demand deposit account which the Institutional Money Market Fund could draw upon should certain triggering events occur.  On July 17, 2008, KeyCorp amended the irrevocable letter of credit to include, in addition to the Institutional Money Market Fund, both the Financial Reserves Fund and the Prime Obligations Fund for the stated principal amount of each Fund’s original Cheyne holdings.  Under the letter of credit, KeyCorp has agreed to maintain the mark-to-market net asset value of the Institutional Money Market Fund so that it does not fall below $0.9985 (or $0.9950 if that Fund no longer is rated by Standard & Poor’s Corporation) and the mark-to-market net asset values of each of the Financial Reserves Fund and the Prime Obligation Fund so that they do not fall below $0.9950.  The letter of credit will expire on March 31, 2009.  If either Portfolio or Gryphon are still outstanding as of March 31, 2009, KeyCorp has agreed to either maintain the Funds at the levels stated above or pay the principal amount (less payments received) of the original amount of Cheyne holdings or seek permission to extend the letter of credit.  Through September 26, 2008, the Institutional Money Market Fund has drawn on the letter of credit for a total amount of $2.9 million and the Prime Obligations Fund has drawn on the letter of credit for a total amount of $42 thousand.  KeyCorp is rated in the highest short-term rating category for debt securities by the three primary nationally recognized statistical rating organizations. In the event that KeyCorp’s short term ratings should change such that they are no longer rated in the highest short-term rating category and unless the Advisor substitutes an obligation or credit support that is rated in the highest short-term rating category KeyCorp has agreed to either maintain the Funds at the levels stated above or pay the principal amount (less payments received) of the original amount of Cheyne holdings.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	September 24, 2008

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 24, 2008

* Print the name and title of each signing officer under his or her signature.